UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 9 of its series:

Wells Fargo Advantage Intrinsic Small Cap Value Fund, Wells Fargo Advantage Small Cap Opportunities Fund, Wells Fargo Advantage Small Cap Value Fund, Wells Fargo Advantage Small/Mid Cap Value Fund, Wells Fargo Advantage Special Small Cap Value Fund, Wells Fargo Advantage Traditional Small Cap Growth Fund, Wells Fargo Advantage Precious Metals Fund, Wells Fargo Advantage Specialized Technology Fund, and Wells Fargo Advantage Utility and Telecommunications Fund.

Date of reporting period: September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Intrinsic Small Cap Value Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Small Cap Value Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although

Letter to shareholders (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	3

diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Metropolitan West Capital Management, LLC

Portfolio managers

Alex Alvarez, CFA

Samir Sikka

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSMX)	3-31-2008	(6.25)	10.62	4.30	(0.52)	11.94	4.92	1.42	1.36
Class C (WSCDX)	3-31-2008	(2.33)	11.11	4.16	(1.33)	11.11	4.16	2.17	2.11
Administrator Class (WFSDX)	4-8-2005	–	–	–	(0.34)	12.21	5.20	1.34	1.21
Institutional Class (WFSSX)	4-8-2005	–	–	–	(0.19)	12.44	5.41	1.09	1.01
Investor Class (SCOVX)+	3-28-2002				(0.61)	11.89	4.88	1.53	1.47
Russell 2000® Value Index[4]	–	–	–	–	(1.60)	10.17	5.35	–	–
+	Effective at the close of business on October 23, 2015, Investor Class shares of the Fund were converted to Class A shares and Investor Class shares are no longer offered.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
KAR Auction Services Incorporated	2.67
Dean Foods Company	2.24
EVERTEC Incorporated	2.17
Zions Bancorporation	2.15
Treasury Wine Estates ADR	2.15
SeaWorld Entertainment Incorporated	2.03
Parkway Properties Incorporated	1.98
Steris Corporation	1.96
Essent Group Limited	1.94
Westar Energy Incorporated	1.92

Portfolio allocation[6] as of September 30, 2015

[1]	Prior to June 1, 2010, the Fund was named Wells Fargo Advantage Small Cap Disciplined Fund. Metropolitan West Capital Management, LLC replaced Wells Capital Management as a subadviser for the Fund effective June 1, 2010. Accordingly, performance figures shown prior to June 1, 2010, do not reflect the principal investment strategies or performance of Metropolitan West Capital Management, LLC. Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class, and 1.46% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$899.61	$6.57	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.98	1.38%
Class C
Actual	$1,000.00	$896.01	$10.17	2.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.34	$10.81	2.14%
Administrator Class
Actual	$1,000.00	$900.58	$5.72	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$901.22	$4.77	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.05	$5.06	1.00%
Investor Class
Actual	$1,000.00	$899.33	$6.95	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.38	1.46%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 96.40%

Consumer Discretionary: 12.48%

Hotels, Restaurants & Leisure: 4.51%
Interval Leisure Group Incorporated	119,840	$2,200,261
SeaWorld Entertainment Incorporated «	150,770	2,685,214
Six Flags Entertainment Corporation	23,530	1,077,203

		5,962,678

Household Durables: 1.49%
Tupperware Brands Corporation «	39,908	1,975,047

Specialty Retail: 6.48%
Abercrombie & Fitch Company Class A «	57,510	1,218,637
Ascena Retail Group Incorporated †	156,485	2,176,706
DSW Incorporated Class A	96,290	2,437,100
Party City Holdco Incorporated †	81,421	1,300,293
Pier 1 Imports Incorporated «	208,660	1,439,754

		8,572,490

Consumer Staples: 7.38%

Beverages: 2.15%
Treasury Wine Estates ADR «	612,018	2,839,764

Food Products: 5.23%
Dean Foods Company	179,226	2,960,814
Flowers Foods Incorporated	13,438	332,456
J & J Snack Foods Corporation	12,690	1,442,345
Post Holdings Incorporated †	36,862	2,178,544

		6,914,159

Energy: 9.05%

Energy Equipment & Services: 2.28%
Dril-Quip Incorporated †	29,821	1,736,179
Forum Energy Technologies Incorporated †	104,400	1,274,724

		3,010,903

Oil, Gas & Consumable Fuels: 6.77%
Cobalt International Energy Incorporated †	192,223	1,360,939
Diamondback Energy Incorporated †	39,070	2,523,922
Laredo Petroleum Incorporated «†	178,650	1,684,670
Oasis Petroleum Incorporated «†	173,903	1,509,478
RSP Permian Incorporated †	92,520	1,873,530

		8,952,539

Financials: 28.65%

Banks: 6.63%
FirstMerit Corporation	114,280	2,019,328
Hancock Holding Company	81,225	2,197,136

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Banks (continued)
Umpqua Holdings Corporation	104,120	$1,697,156
Zions Bancorporation	103,395	2,847,498

		8,761,118

Capital Markets: 2.76%
Artisan Partners Asset Management Incorporated	48,875	1,721,866
Virtus Investment Partners Incorporated	19,240	1,933,620

		3,655,486

Consumer Finance: 1.30%
Encore Capital Group Incorporated «†	46,446	1,718,502

Insurance: 1.66%
Endurance Specialty Holdings Limited	36,000	2,197,080

REITs: 12.54%
Chesapeake Lodging Trust	69,008	1,798,348
Equity Commonwealth †	64,009	1,743,605
Ladder Capital Corporation	109,350	1,565,892
Mack-Cali Realty Corporation	108,930	2,056,598
New Residential Investment Corporation	144,185	1,888,824
Parkway Properties Incorporated	168,015	2,614,313
PennyMac Mortgage Investment Trust	157,835	2,441,707
Redwood Trust Incorporated	178,690	2,473,070

		16,582,357

Thrifts & Mortgage Finance: 3.76%
Essent Group Limited †	103,480	2,571,478
Ocwen Financial Corporation «†	357,640	2,399,764

		4,971,242

Health Care: 9.80%

Health Care Equipment & Supplies: 5.12%
Haemonetics Corporation †	65,235	2,108,395
Integra LifeSciences Holdings †	34,680	2,065,194
Steris Corporation	39,955	2,595,876

		6,769,465

Health Care Providers & Services: 3.01%
AMN Healthcare Services Incorporated †	63,976	1,919,920
AmSurg Corporation †	26,600	2,067,086

		3,987,006

Life Sciences Tools & Services: 1.67%
Bio-Rad Laboratories Incorporated Class A †	8,755	1,175,884
Charles River Laboratories International Incorporated †	16,278	1,033,979

		2,209,863

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	9

Security name	Shares	Value

Industrials: 16.37%

Commercial Services & Supplies: 5.44%
Essendant Incorporated	64,090	$2,078,439
KAR Auction Services Incorporated	99,470	3,531,185
Tetra Tech Incorporated	65,255	1,586,349

		7,195,973

Construction & Engineering: 0.95%
EMCOR Group Incorporated	28,526	1,262,276

Machinery: 4.66%
Actuant Corporation Class A	89,325	1,642,687
IDEX Corporation	28,635	2,041,676
Manitowoc Company Incorporated «	165,490	2,482,350

		6,166,713

Professional Services: 2.66%
Korn/Ferry International	44,210	1,462,025
Resources Connection Incorporated	136,147	2,051,735

		3,513,760

Road & Rail: 1.52%
Landstar System Incorporated	31,680	2,010,730

Trading Companies & Distributors: 1.14%
Beacon Roofing Supply Incorporated †	46,400	1,507,536

Information Technology: 9.26%

Electronic Equipment, Instruments & Components: 1.79%
Jabil Circuit Incorporated	105,715	2,364,845

Internet Software & Services: 1.21%
Endurance International Group Holdings †	120,207	1,605,966

IT Services: 4.00%
CoreLogic Incorporated †	64,910	2,416,599
EVERTEC Incorporated	158,777	2,869,100

		5,285,699

Technology Hardware, Storage & Peripherals: 2.26%
Avid Technology Incorporated †	188,660	1,501,734
Wincor Nixdorf AG ADR	190,500	1,492,758

		2,994,492

Materials: 1.49%

Containers & Packaging: 1.49%
Silgan Holdings Incorporated	37,920	1,973,357

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name		Shares	Value

Utilities: 1.92%

Electric Utilities: 1.92%
Westar Energy Incorporated		66,005	$2,537,232

Total Common Stocks (Cost $130,589,461)			127,498,278

	Yield
Short-Term Investments: 15.50%

Investment Companies: 15.50%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	16,158,925	16,158,925
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	4,342,704	4,342,704

Total Short-Term Investments (Cost $20,501,629)			20,501,629

Total investments in securities (Cost $151,091,090) *	111.90%	147,999,907
Other assets and liabilities, net	(11.90)	(15,734,998)

Total net assets	100.00%	$132,264,909

«	All or a portion of this security is on loan.

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $152,003,956 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,843,736
Gross unrealized losses	(19,847,785)

Net unrealized losses	$(4,004,049)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including $15,650,277 of securities loaned), at value (cost $130,589,461)	$127,498,278
In affiliated securities, at value (cost $20,501,629)	20,501,629

Total investments, at value (cost $151,091,090)	147,999,907
Receivable for investments sold	1,244,729
Receivable for Fund shares sold	93,679
Receivable for dividends	237,800
Receivable for securities lending income	30,192
Prepaid expenses and other assets	53,014

Total assets	149,659,321

Liabilities
Payable for investments purchased	850,861
Payable for Fund shares redeemed	227,583
Payable upon receipt of securities loaned	16,158,925
Management fee payable	79,899
Distribution fee payable	185
Administration fees payable	22,876
Accrued expenses and other liabilities	54,083

Total liabilities	17,394,412

Total net assets	$132,264,909

NET ASSETS CONSIST OF
Paid-in capital	$181,270,704
Undistributed net investment income	791,153
Accumulated net realized losses on investments	(46,705,765)
Net unrealized losses on investments	(3,091,183)

Total net assets	$132,264,909

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$793,115
Shares outstanding – Class A1	34,576
Net asset value per share – Class A	$22.94
Maximum offering price per share – Class A2	$24.34
Net assets – Class C	$289,082
Shares outstanding – Class C1	13,419
Net asset value per share – Class C	$21.54
Net assets – Administrator Class	$4,579,078
Shares outstanding – Administrator Class[1]	195,926
Net asset value per share – Administrator Class	$23.37
Net assets – Institutional Class	$76,354,542
Shares outstanding – Institutional Class[1]	3,230,637
Net asset value per share – Institutional Class	$23.63
Net assets – Investor Class	$50,249,092
Shares outstanding – Investor Class[1]	2,214,316
Net asset value per share – Investor Class	$22.69

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Statement of operations—six months ended September 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $5,049)	$1,308,791
Securities lending income, net	116,323
Income from affiliated securities	3,986

Total investment income	1,429,100

Expenses
Management fee	625,968
Administration fees
Class A	984
Class C	368
Administrator Class	3,004
Institutional Class	43,854
Investor Class	91,074
Shareholder servicing fees
Class A	1,047
Class C	391
Administrator Class	6,543
Investor Class	71,151
Distribution fee
Class C	1,174
Custody and accounting fees	12,245
Professional fees	21,183
Registration fees	41,183
Shareholder report expenses	18,793
Trustees’ fees and expenses	7,188
Other fees and expenses	5,671

Total expenses	951,821
Less: Fee waivers and/or expense reimbursements	(75,848)

Net expenses	875,973

Net investment income	553,127

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	6,237,095
Net change in unrealized gains (losses) on investments	(21,465,133)

Net realized and unrealized gains (losses) on investments	(15,228,038)

Net decrease in net assets resulting from operations	$(14,674,911)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Intrinsic Small Cap Value Fund	13

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment income		$553,127		$537,231
Net realized gains on investments		6,237,095		18,094,620
Net change in unrealized gains (losses) on investments		(21,465,133)		(6,365,605)

Net increase (decrease) in net assets resulting from operations		(14,674,911)		12,266,246

Distributions to shareholders from
Net investment income
Institutional Class		0		(328,545)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,212	130,848	9,617	235,725
Class C	2,353	56,218	3,365	77,441
Administrator Class	26,205	691,303	25,631	625,437
Institutional Class	83,690	2,156,071	303,417	7,622,405
Investor Class	39,440	997,369	128,639	3,066,856

		4,031,809		11,627,864

Reinvestment of distributions
Institutional Class	0	0	10,900	263,886

Payment for shares redeemed
Class A	(2,680)	(66,714)	(16,182)	(388,997)
Class C	(1,570)	(37,162)	(9,910)	(221,282)
Administrator Class	(27,162)	(682,782)	(268,033)	(6,673,609)
Institutional Class	(78,107)	(2,019,479)	(367,323)	(9,277,448)
Investor Class	(150,557)	(3,759,178)	(486,009)	(11,447,508)

		(6,565,315)		(28,008,844)

Net decrease in net assets resulting from capital share transactions		(2,533,506)		(16,117,094)

Total decrease in net assets		(17,208,417)		(4,179,393)

Net assets
Beginning of period		149,473,326		153,652,719

End of period		$132,264,909		$149,473,326

Undistributed net investment income		$791,153		$238,026

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$25.50	$23.53	$22.16	$15.96	$14.06	$13.81	$11.52
Net investment income (loss)	0.07	0.04	0.02	0.03	(0.06)[2]	(0.06)[2]	(0.06)
Net realized and unrealized gains (losses) on investments	(2.63)	1.93	1.35	6.17	1.96	0.31	2.35

Total from investment operations	(2.56)	1.97	1.37	6.20	1.90	0.25	2.29
Net asset value, end of period	$22.94	$25.50	$23.53	$22.16	$15.96	$14.06	$13.81
Total return[3]	(10.04)%	8.37%	6.33%	38.66%	13.51%	1.81%	19.88%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.46%	1.57%	1.56%	1.48%	1.44%	1.54%
Net expenses	1.38%	1.40%	1.44%	1.45%	1.45%	1.42%	1.45%
Net investment income (loss)	0.56%	0.15%	0.19%	0.11%	(0.38)%	(0.41)%	(0.49)%
Supplemental data
Portfolio turnover rate	27%	60%	22%	75%	33%	54%	147%
Net assets, end of period (000s omitted)	$793	$817	$908	$967	$357	$189	$354

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$24.04	$22.35	$21.12	$15.32	$13.60	$13.45	$11.31
Net investment loss	(0.02)[2]	(0.14)[2]	(0.05)	(0.13)[2]	(0.16)[2]	(0.17)[2]	(0.18)
Net realized and unrealized gains (losses) on investments	(2.48)	1.83	1.28	5.93	1.88	0.32	2.32

Total from investment operations	(2.50)	1.69	1.23	5.80	1.72	0.15	2.14
Net asset value, end of period	$21.54	$24.04	$22.35	$21.12	$15.32	$13.60	$13.45
Total return[3]	(10.40)%	7.56%	6.02%	37.60%	12.65%	1.12%	18.92%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.21%	2.33%	2.30%	2.22%	2.19%	2.30%
Net expenses	2.14%	2.15%	2.19%	2.20%	2.20%	2.17%	2.20%
Net investment loss	(0.18)%	(0.62)%	(0.54)%	(0.66)%	(1.12)%	(1.19)%	(1.24)%
Supplemental data
Portfolio turnover rate	27%	60%	22%	75%	33%	54%	147%
Net assets, end of period (000s omitted)	$289	$304	$429	$418	$89	$108	$142

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
ADMINISTRATOR CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$25.95	$23.90	$22.49	$16.16	$14.20	$13.91	$11.58
Net investment income (loss)	0.09 [2]	0.07 [2]	0.04 [2]	0.09	(0.02)[2]	(0.05)[2]	(0.02)
Net realized and unrealized gains (losses) on investments	(2.67)	1.98	1.37	6.24	1.98	0.34	2.35

Total from investment operations	(2.58)	2.05	1.41	6.33	1.96	0.29	2.33
Distributions to shareholders from
Net investment income	0.00	0.00	(0.00)[3]	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.37	$25.95	$23.90	$22.49	$16.16	$14.20	$13.91
Total return[4]	(9.94)%	8.58%	6.43%	38.99%	13.80%	2.08%	20.12%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.30%	1.42%	1.40%	1.30%	1.22%	1.37%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.19%	1.20%
Net investment income (loss)	0.73%	0.27%	0.45%	0.52%	(0.12)%	(0.30)%	(0.23)%
Supplemental data
Portfolio turnover rate	27%	60%	22%	75%	33%	54%	147%
Net assets, end of period (000s omitted)	$4,579	$5,110	$10,498	$11,182	$6,801	$9,722	$5,774

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INSTITUTIONAL CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$26.22	$24.19	$22.78	$16.32	$14.32	$14.00	$11.63
Net investment income (loss)	0.12	0.14 [2]	0.06 [2]	0.12 [2]	0.01 [2]	0.00 [2,3]	(0.00)[2,3]
Net realized and unrealized gains (losses) on investments	(2.71)	1.99	1.39	6.34	1.99	0.32	2.37

Total from investment operations	(2.59)	2.13	1.45	6.46	2.00	0.32	2.37
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.04)	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.63	$26.22	$24.19	$22.78	$16.32	$14.32	$14.00
Total return[4]	(9.88)%	8.83%	6.50%	39.40%	13.97%	2.29%	20.38%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.03%	1.15%	1.10%	1.05%	1.01%	1.10%
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%	0.98%	1.00%
Net investment income (loss)	0.94%	0.57%	0.64%	0.58%	0.07%	0.02%	(0.03)%
Supplemental data
Portfolio turnover rate	27%	60%	22%	75%	33%	54%	147%
Net assets, end of period (000s omitted)	$76,355	$84,563	$79,312	$71,934	$40,073	$41,861	$72,200

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INVESTOR CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$25.23	$23.30	$21.95	$15.81	$13.94	$13.70	$11.43
Net investment income (loss)	0.06 [2]	0.02 [2]	0.01 [2]	0.04 [2]	(0.06)[2]	(0.07)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	(2.60)	1.91	1.34	6.10	1.93	0.31	2.33

Total from investment operations	(2.54)	1.93	1.35	6.14	1.87	0.24	2.27
Net asset value, end of period	$22.69	$25.23	$23.30	$21.95	$15.81	$13.94	$13.70
Total return[3]	(10.07)%	8.28%	6.30%	38.56%	13.49%	1.75%	19.86%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.52%	1.64%	1.62%	1.54%	1.50%	1.63%
Net expenses	1.46%	1.46%	1.48%	1.49%	1.49%	1.48%	1.49%
Net investment income (loss)	0.48%	0.09%	0.16%	0.19%	(0.42)%	(0.48)%	(0.47)%
Supplemental data
Portfolio turnover rate	27%	60%	22%	75%	33%	54%	147%
Net assets, end of period (000s omitted)	$50,249	$58,680	$62,505	$61,302	$46,977	$51,927	$79,132

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

20	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $52,594,336 with $44,904,626 expiring in 2017 and $7,689,710 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$16,510,215	$0	$0	$16,510,215
Consumer staples	9,753,923	0	0	9,753,923
Energy	11,963,442	0	0	11,963,442
Financials	37,885,785	0	0	37,885,785
Health care	12,966,334	0	0	12,966,334
Industrials	21,656,988	0	0	21,656,988
Information technology	10,758,244	1,492,758	0	12,251,002
Materials	1,973,357	0	0	1,973,357
Utilities	2,537,232	0	0	2,537,232

Short-term investments
Investment companies	4,342,704	16,158,925	0	20,501,629
Total assets	$130,348,224	$17,651,683	$0	$147,999,907

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.80% and declined to 0.68% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Metropolitan West Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

22	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to financial statements (unaudited)

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.20% for Class Administrator shares, 1.00% for Institutional Class shares, and 1.46% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2015, Funds Distributor received $315 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $40,560,215 and $37,477,225, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $136 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

Notes to financial statements (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	23

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

After the close of business on October 23, 2015, Investor Class shares of the Fund became Class A shares in a tax-free conversion. Shareholders of Investor Class of the Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion.

24	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Metropolitan West Capital Management, LLC (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

28	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review except the first quarter of 2015 and the ten-year period. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review except the ten-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in the range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares. The Board also discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio caps for Class A and Class C shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Investor Class was higher than the average rate of the Investor Class’s expense Group, while the Management Rates for all other share classes of the Fund were lower than or in the range of their respective expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and

Other information (unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	29

compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Advantage Intrinsic Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237480 11-15 SA242/SAR242 09-15

Wells Fargo Advantage

Small Cap Opportunities Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small Cap Opportunities Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Opportunities Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	3

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Small Cap Opportunities Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Schroder Investment Management North America Inc.

Portfolio manager

Jenny B. Jones

Average annual total returns1 (%) as of September 30, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (NVSOX)	8-1-1993	4.52	11.20	8.56	1.28	1.21
Institutional Class (WSCOX)	10-31-2014	4.77	11.26	8.59	1.03	0.96
Russell 2000® Index[4]	–	1.25	11.73	6.55	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
iShares Russell 2000 Index ETF	2.53
Brown & Brown Incorporated	1.72
CoreLogic Incorporated	1.67
Mid-America Apartment Communities Incorporated	1.61
Equity Lifestyle Properties Incorporated	1.46
VWR Corporation	1.43
Kennedy Wilson Holdings Incorporated	1.39
Cleco Corporation	1.39
IDEX Corporation	1.38
Steven Madden Limited	1.35

Sector distribution[6] as of September 30, 2015

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.20% for Administrator Class and 0.95% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Small Cap Opportunities Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 4-1-2015	Ending account value 09-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$913.85	$5.76	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$915.15	$4.56	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	7

Security name	Shares	Value

Common Stocks: 89.29%

Consumer Discretionary: 10.75%

Auto Components: 0.29%
Fox Factory Holding Corporation †	44,953	$757,908

Diversified Consumer Services: 1.28%
Chegg Incorporated †«	184,257	1,328,493
Graham Holdings Company Class B	1,685	972,245
ServiceMaster Global Holdings Incorporated †	32,777	1,099,668

		3,400,406

Hotels, Restaurants & Leisure: 2.78%
ClubCorp Holdings Incorporated	110,300	2,367,038
Domino’s Pizza Incorporated	16,200	1,748,142
Homeinns Hotel Group ADR †«	37,700	1,083,498
Interval Leisure Group Incorporated	117,300	2,153,628

		7,352,306

Household Durables: 0.80%
Cavco Industries Incorporated †	3,390	230,825
Helen of Troy Limited †	21,200	1,893,161

		2,123,986

Leisure Products: 1.34%
Brunswick Corporation	74,300	3,558,227

Media: 1.57%
AMC Entertainment Holdings Class A	41,400	1,042,866
Global Eagle Entertainment Incorporated †«	177,400	2,036,552
Hemisphere Media Group Incorporated †«	78,534	1,068,062

		4,147,480

Specialty Retail: 1.34%
American Eagle Outfitters Incorporated «	227,900	3,562,077

Textiles, Apparel & Luxury Goods: 1.35%
Steven Madden Limited †	97,900	3,585,098

Consumer Staples: 1.41%

Food Products: 1.41%
Darling Ingredients Incorporated †	156,000	1,753,440
Dean Foods Company	119,350	1,971,662

		3,725,102

Energy: 1.92%

Energy Equipment & Services: 0.53%
RigNet Incorporated †«	32,600	831,300
RPC Incorporated «	65,200	577,020

		1,408,320

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 1.39%
Carrizo Oil & Gas Incorporated †	30,000	$916,200
Synergy Resources Corporation †	281,600	2,759,680

		3,675,880

Financials: 22.62%

Banks: 6.48%
First Citizens BancShares Corporation Class A	8,491	1,918,966
First Horizon National Corporation	38,900	551,602
Heritage Financial Corporation	107,500	2,023,150
Lakeland Financial Corporation	34,500	1,557,675
Old National Bancorp	71,272	992,819
PacWest Bancorp	43,900	1,879,359
PrivateBancorp Incorporated	57,900	2,219,307
Simmons First National Corporation Class A	38,300	1,835,719
South State Corporation	28,900	2,221,543
Wintrust Financial Corporation	36,700	1,960,881

		17,161,021

Capital Markets: 2.65%
Golub Capital BDC Incorporated	159,786	2,553,380
HFF Incorporated Class A †	56,200	1,897,312
Stifel Financial Corporation †	61,131	2,573,615

		7,024,307

Diversified Financial Services: 0.57%
Compass Diversified Holdings	93,900	1,513,668

Insurance: 4.91%
Amerisafe Incorporated	50,300	2,501,419
Brown & Brown Incorporated	147,300	4,561,881
ProAssurance Corporation	68,729	3,372,532
Reinsurance Group of America Incorporated	28,300	2,563,697

		12,999,529

Real Estate Management & Development: 1.39%
Kennedy Wilson Holdings Incorporated	166,600	3,693,522

REITs: 5.46%
Douglas Emmett Incorporated	87,800	2,521,616
Equity Lifestyle Properties Incorporated	66,232	3,879,208
Mid-America Apartment Communities Incorporated	52,103	4,265,673
Parkway Properties Incorporated	59,862	931,453
Terreno Realty Corporation	145,775	2,863,021

		14,460,971

Thrifts & Mortgage Finance: 1.16%
Meridian Bancorp Incorporated	79,178	1,082,363
Radian Group Incorporated	124,200	1,976,022

		3,058,385

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	9

Security name	Shares	Value

Health Care: 14.07%

Biotechnology: 1.09%
Cepheid Incorporated †	48,400	$2,187,680
Flexion Therapeutics Incorporated †	46,065	684,526

		2,872,206

Health Care Equipment & Supplies: 4.31%
K2M Group Holdings Incorporated †	72,591	1,350,193
Masimo Corporation †	44,300	1,708,208
Sientra Incorporated †	65,619	666,033
Sirona Dental Systems Incorporated †	37,200	3,472,248
The Cooper Companies Incorporated	13,300	1,979,838
West Pharmaceutical Services Incorporated	41,400	2,240,568

		11,417,088

Health Care Providers & Services: 3.34%
Centene Corporation †	42,700	2,315,621
HealthSouth Corporation	59,182	2,270,813
LifePoint Hospitals Incorporated †	33,300	2,360,970
Surgical Care Affiliates Incorporated †	58,000	1,896,020

		8,843,424

Health Care Technology: 0.41%
Evolent Health Incorporated Class A †	26,900	429,324
Inovalon Holdings Incorporated Class A †	31,600	658,228

		1,087,552

Life Sciences Tools & Services: 3.48%
INC Research Holdings Incorporated Class A †	62,304	2,492,160
PAREXEL International Corporation †	47,500	2,941,200
VWR Corporation †	147,480	3,788,761

		9,222,121

Pharmaceuticals: 1.44%
Aerie Pharmaceuticals Incorporated †«	20,000	354,800
Catalent Incorporated †	104,790	2,546,397
KemPharm Incorportated †	47,600	922,488

		3,823,685

Industrials: 16.97%

Aerospace & Defense: 1.43%
DigitalGlobe Incorporated †	35,700	679,014
Hexcel Corporation	69,200	3,104,312

		3,783,326

Airlines: 1.05%
Allegiant Travel Company	12,892	2,787,895

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Building Products: 3.02%
Fortune Brands Home & Security Incorporated	73,800	$3,503,286
Simpson Manufacturing Company Incorporated	92,000	3,081,080
Universal Forest Products Incorporated	24,600	1,418,928

		8,003,294

Commercial Services & Supplies: 3.95%
Herman Miller Incorporated	67,511	1,947,017
Matthews International Corporation Class A	61,400	3,006,758
Multi-Color Corporation	10,400	795,496
Tetra Tech Incorporated	54,600	1,327,326
US Ecology Incorporated	15,400	672,210
Waste Connections Incorporated	55,790	2,710,278

		10,459,085

Construction & Engineering: 0.51%
Dycom Industries Incorporated †	18,800	1,360,368

Electrical Equipment: 1.12%
Generac Holdings Incorporated †	77,000	2,316,930
Powell Industries Incorporated	700	21,070
Regal-Beloit Corporation	10,900	615,305

		2,953,305

Machinery: 3.26%
CLARCOR Incorporated	31,800	1,516,224
ESCO Technologies Incorporated	64,000	2,297,600
IDEX Corporation	51,173	3,648,635
Kornit Digital Limited †«	92,000	1,161,960

		8,624,419

Professional Services: 1.09%
On Assignment Incorporated †	32,100	1,184,490
Towers Watson & Company Class A	14,500	1,702,010

		2,886,500

Trading Companies & Distributors: 1.54%
Beacon Roofing Supply Incorporated †	58,500	1,900,665
MSC Industrial Direct Company Class A	35,900	2,190,977

		4,091,642

Information Technology: 12.19%

Communications Equipment: 1.02%
Ciena Corporation †	129,800	2,689,456
Lumentum Holdings Incorporated †	20	339

		2,689,795

Electronic Equipment, Instruments & Components: 1.22%
Fabrinet †	71,200	1,305,096
OSI Systems Incorporated †	25,000	1,924,000

		3,229,096

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	11

Security name	Shares	Value

IT Services: 2.71%
CoreLogic Incorporated †	118,800	$4,422,924
EPAM Systems Incorporated †	18,600	1,386,072
Leidos Holdings Incorporated	33,400	1,379,754

		7,188,750

Semiconductors & Semiconductor Equipment: 3.15%
Entegris Incorporated †	218,700	2,884,653
Fairchild Semiconductor International Incorporated †	92,700	1,301,508
Integrated Device Technology Incorporated †	97,200	1,973,160
MA-COM Technology Solutions Holdings Incorporated †	75,654	2,193,209

		8,352,530

Software: 4.09%
Cadence Design Systems Incorporated †	161,000	3,329,480
Fortinet Incorporated †	74,800	3,177,504
PTC Incorporated †	57,000	1,809,180
Verint Systems Incorporated †	58,525	2,525,354

		10,841,518

Materials: 5.01%

Chemicals: 1.51%
Balchem Corporation	30,300	1,841,331
Minerals Technologies Incorporated	44,500	2,143,120

		3,984,451

Containers & Packaging: 1.10%
Packaging Corporation of America	48,500	2,917,760

Metals & Mining: 1.96%
Compass Minerals International Incorporated	37,900	2,970,223
Steel Dynamics Incorporated	129,800	2,229,964

		5,200,187

Paper & Forest Products: 0.44%
Louisiana-Pacific Corporation †	81,200	1,156,288

Utilities: 4.35%

Electric Utilities: 2.76%
Cleco Corporation	69,000	3,673,560
IDACORP Incorporated	39,600	2,562,516
Portland General Electric Company	29,400	1,086,918

		7,322,994

Multi-Utilities: 1.34%
Northwestern Corporation	65,781	3,540,991

Water Utilities: 0.25%
SJW Corporation	21,100	648,825

Total Common Stocks (Cost $199,469,324)		236,497,288

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name		Shares	Value

Exchange-Traded Funds: 2.53%
iShares Russell 2000 Index ETF «		61,400	$6,704,880

Total Exchange-Traded Funds (Cost $7,555,671)			6,704,880

	Yield

Short-Term Investments: 15.42%

Investment Companies: 15.42%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	15,856,450	15,856,450
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	24,970,973	24,970,973

Total Short-Term Investments (Cost $40,827,423)			40,827,423

Total investments in securities (Cost $247,852,418) *	107.24%	284,029,591
Other assets and liabilities, net	(7.24)	(19,171,843)

Total net assets	100.00%	$264,857,748

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $248,769,788 and unrealized gains (losses) consists of:

Gross unrealized gains	$42,881,357
Gross unrealized losses	(7,621,554)

Net unrealized gains	$35,259,803

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	13

Assets
Investments
In unaffiliated securities (including $15,420,865 of securities loaned), at value (cost $207,024,995)	$243,202,168
In affiliated securities, at value (cost $40,827,423)	40,827,423

Total investments, at value (cost $247,852,418)	284,029,591
Receivable for investments sold	819,412
Receivable for Fund shares sold	344,987
Receivable for dividends	244,840
Receivable for securities lending income	14,889
Prepaid expenses and other assets	30,384

Total assets	285,484,103

Liabilities
Payable for investments purchased	4,420,702
Payable for Fund shares redeemed	74,201
Payable upon receipt of securities loaned	15,856,450
Management fee payable	168,373
Administration fees payable	29,253
Accrued expenses and other liabilities	77,376

Total liabilities	20,626,355

Total net assets	$264,857,748

NET ASSETS CONSIST OF
Paid-in capital	$195,434,738
Undistributed net investment income	4,480
Accumulated net realized gains on investments	33,241,357
Net unrealized gains on investments	36,177,173

Total net assets	$264,857,748

COMPUTATION OF NET ASSET VALUE
Net assets – Administrator Class	$264,609,830
Shares outstanding – Administrator Class[1]	11,495,188
Net asset value per share – Administrator Class	$23.02
Net assets – Institutional Class	$247,918
Shares outstanding – Institutional Class[1]	10,742
Net asset value per share – Institutional Class	$23.08

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Opportunities Fund	Statement of operations—six months ended september 30, 2015 (unaudited)

Investment income
Dividends	$1,652,530
Securities lending income, net	113,616
Income from affiliated securities	14,173

Total investment income	1,780,319

Expenses
Management fee	1,257,966
Administration fees
Administrator Class	169,637
Institutional Class	57
Shareholder servicing fees
Administrator Class	369,877
Custody and accounting fees	15,301
Professional fees	21,223
Registration fees	24,902
Shareholder report expenses	12,634
Trustees’ fees and expenses	7,777
Other fees and expenses	6,308

Total expenses	1,885,682
Less: Fee waivers and/or expense reimbursements	(109,843)

Net expenses	1,775,839

Net investment income	4,480

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	9,293,909
Futures transactions	(79,563)

Net realized gains on investments	9,214,346

Net change in unrealized gains (losses) on:
Unaffiliated securities	(34,540,268)
Futures transactions	326

Net change in unrealized gains (losses) on investments	(34,539,942)

Net realized and unrealized gains (losses) on investments	(25,325,596)

Net decrease in net assets resulting from operations	$(25,321,116)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small Cap Opportunities Fund	15

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment income		$4,480			$202,195
Net realized gains on investments		9,214,346			74,856,998
Net change in unrealized gains (losses) on investments		(34,539,942)			(39,409,715)

Net increase (decrease) in net assets resulting from operations		(25,321,116)			35,649,478

Distributions to shareholders from
Net realized gains
Administrator Class		0			(132,976,135)
Institutional Class		0			(4,069)[1]

Total distributions to shareholders		0			(132,980,204)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	677,854	16,871,793	2,307,138		64,652,442
Institutional Class	10,311	260,096	256	[1]	10,000 [1]

		17,131,889			64,662,442

Reinvestment of distributions
Administrator Class	0	0	5,627,220		130,945,409
Institutional Class	0	0	175	[1]	4,069 [1]

		0			130,949,478

Payment for shares redeemed
Administrator Class	(1,355,302)	(33,592,054)	(8,188,457)		(262,972,511)

Net decrease in net assets resulting from capital share transactions		(16,460,165)			(67,360,591)

Total decrease in net assets		(41,781,281)			(164,691,317)

Net assets
Beginning of period		306,639,029			471,330,346

End of period		$264,857,748			$306,639,029

Undistributed net investment income		$4,480			$0

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Opportunities Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
ADMINISTRATOR CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$25.19	$37.93	$42.43	$34.45	$32.50	$31.33	$25.88
Net investment income (loss)	0.00 [2]	0.02	0.02	0.11	0.05	0.00 [2]	(0.06)
Net realized and unrealized gains (losses) on investments	(2.17)	3.13	2.33	10.48	3.13	1.17	5.51

Total from investment operations	(2.17)	3.15	2.35	10.59	3.18	1.17	5.45
Distributions to shareholders from
Net investment income	0.00	0.00	(0.02)	(0.08)	0.00	0.00	0.00
Net realized gains	0.00	(15.89)	(6.83)	(2.53)	(1.23)	0.00	0.00

Total distributions to shareholders	0.00	(15.89)	(6.85)	(2.61)	(1.23)	0.00	0.00
Net asset value, end of period	$23.02	$25.19	$37.93	$42.43	$34.45	$32.50	$31.33
Total return[3]	(8.61)%	11.75%	6.26%	33.19%	10.12%	3.73%	21.06%
Ratios to average net assets (annualized)
Gross expenses	1.27%	1.24%	1.24%	1.22%	1.22%	1.22%	1.25%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.00%	0.06%	0.11%	0.31%	0.13%	0.00%	(0.20)%
Supplemental data
Portfolio turnover rate	26%	60%	26%	76%	78%	100%	66%
Net assets, end of period (000s omitted)	$264,610	$306,628	$471,330	$705,671	$624,844	$656,720	$707,958

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Opportunities Fund	17

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended September 30, 2015 (unaudited)	Year ended March 31, 2015[1]
Net asset value, beginning of period	$25.22	$39.04
Net investment income	0.06 [2]	0.06
Net realized and unrealized gains (losses) on investments	(2.20)	2.01

Total from investment operations	(2.14)	2.07
Distributions to shareholders from
Net realized gains	0.00	(15.89)
Net asset value, end of period	$23.08	$25.22
Total return[3]	(8.49)%	8.68%
Ratios to average net assets (annualized)
Gross expenses	1.04%	0.92%
Net expenses	0.95%	0.92%
Net investment income	0.49%	0.59%
Supplemental data
Portfolio turnover rate	26%	60%
Net assets, end of period (000s omitted)	$248	$11

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	19

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to

20	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$28,487,488	$0	$0	$28,487,488
Consumer staples	3,725,102	0	0	3,725,102
Energy	5,084,200	0	0	5,084,200
Financials	59,911,403	0	0	59,911,403
Health care	37,266,076	0	0	37,266,076
Industrials	44,949,834	0	0	44,949,834
Information technology	32,301,689	0	0	32,301,689
Materials	13,258,686	0	0	13,258,686
Utilities	11,512,810	0	0	11,512,810

Exchange-traded funds	6,704,880	0	0	6,704,880

Short-term investments
Investment companies	24,970,973	15,856,450	0	40,827,423
Total assets	$268,173,141	$15,856,450	$0	$284,029,591

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.80% and declined to 0.68% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	21

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Schroder Investment Management North America Inc. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Administrator Class	0.13%	0.10%
Institutional Class	0.13	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20 % for Administrator Class shares, and 0.95 % for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $71,112,637 and $95,724,283, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2015, the Fund entered into futures contracts to gain market exposure.

As of September 30, 2015, the Fund did not have any open futures contracts. The Fund had an average notional amount of $75,072 in long futures contracts during the six months ended September 30, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $285 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

22	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Schroder Investment Management North America Inc. (the “Sub-Adviser”). The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	27

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Index, for the first quarter of 2015 and the one- and ten-year periods under review, was in range of its benchmark for the three-year period under review and lower than its benchmark for the 5-year period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to or in the range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund lower than or in the range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

28	Wells Fargo Advantage Small Cap Opportunities Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to funds management and the sub-adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Small Cap Opportunities Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237482 11-15 SA243/SAR243 09-15

Wells Fargo Advantage Small Cap Value Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Value Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot

Letter to shareholders (unaudited)	Wells Fargo Advantage Small Cap Value Fund	3

guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMVAX)	11-30-2000	(18.99)	1.65	3.18	(14.05)	2.86	3.80	1.32	1.30
Class B (SMVBX)*	11-30-2000	(19.71)	1.71	3.25	(14.71)	2.08	3.25	2.07	2.05
Class C (SMVCX)	11-30-2000	(15.72)	2.09	3.02	(14.72)	2.09	3.02	2.07	2.05
Class R6 (SMVRX)	6-28-2013	–	–	–	(13.67)	3.29	4.19	0.89	0.85
Administrator Class (SMVDX)	7-30-2010	–	–	–	(13.91)	3.05	3.98	1.24	1.10
Institutional Class (WFSVX)	7-31-2007	–	–	–	(13.70)	3.28	4.18	0.99	0.90
Investor Class (SSMVX)+	12-31-1997	–	–	–	(14.08)	2.83	3.82	1.43	1.31
Russell 2000® Value Index[4]	–	–	–	–	(1.60)	10.17	5.35	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

+	Effective at the close of business on October 23, 2015, Investor Class shares of the Fund were converted to Class A shares and Investor Class shares are no longer offered.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small Cap Value Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
Randgold Resources Limited ADR	6.93
InterOil Corporation	6.27
OSI Systems Incorporated	4.29
Cavco Industries Incorporated	4.06
Argo Group International Holdings Limited	3.16
Delta Air Lines Incorporated	3.08
Cray Incorporated	2.71
Coherent Incorporated	2.11
Cincinnati Bell Incorporated	2.05
United Continental Holdings Incorporated	2.00

Sector distribution[6] as of September 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contracutally committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.28% for Class A, 2.03% for Class B, 2.03% for Class C, 0.83% for Class R6, 1.08% for Administrator Class, 0.88% for Institutional Class, and 1.29% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$863.32	$5.98	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.48	1.28%
Class B
Actual	$1,000.00	$859.90	$9.46	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class C
Actual	$1,000.00	$860.08	$9.47	2.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.89	$10.25	2.03%
Class R6
Actual	$1,000.00	$865.32	$3.88	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$4.20	0.83%
Administrator Class
Actual	$1,000.00	$864.31	$5.05	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Institutional Class
Actual	$1,000.00	$865.32	$4.11	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	$4.46	0.88%
Investor Class
Actual	$1,000.00	$863.17	$6.03	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.53	1.29%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 91.81%

Consumer Discretionary: 14.96%

Auto Components: 1.73%
Fox Factory Holding Corporation †	625,500	$10,545,930
Gentex Corporation	502,300	7,785,650

		18,331,580

Hotels, Restaurants & Leisure: 5.29%
Century Casinos Incorporated †(l)	1,511,100	9,293,265
Denny’s Corporation †	1,682,000	18,552,460
Peak Resorts Incorporated	552,500	3,806,725
Scientific Games Corporation Class A †	981,600	10,257,720
The Wendy’s Company	1,627,300	14,076,145

		55,986,315

Household Durables: 6.88%
Cavco Industries Incorporated †(l)	631,400	42,992,026
Harman International Industries Incorporated	57,900	5,557,821
KB Home Incorporated	556,000	7,533,800
Skyline Corporation †(l)	621,200	1,789,056
Taylor Morrison Home Corporation Class A †	382,600	7,139,316
The New Home Company Incorporated †	599,600	7,764,820

		72,776,839

Media: 0.49%
Starz Incorporated Class A †	138,000	5,152,920

Multiline Retail: 0.23%
Fred’s Incorporated Class A	206,000	2,441,100

Specialty Retail: 0.34%
Vitamin Shoppe Incorporated †	111,000	3,623,040

Energy: 8.90%

Energy Equipment & Services: 1.74%
Glori Energy Incorporated †	491,800	363,932
ION Geophysical Corporation †	3,025,100	1,179,789
Key Energy Services Incorporated †	465,000	218,550
Newpark Resources Incorporated †	1,577,200	8,075,264
Parker Drilling Company †	1,421,900	3,739,597
PHI Incorporated (non-voting) †	239,400	4,519,872
Willbros Group Incorporated †	270,800	341,208

		18,438,212

Oil, Gas & Consumable Fuels: 7.16%
Clean Energy Fuels Corporation †	123,800	557,100
InterOil Corporation †	1,968,900	66,371,619
Range Resources Corporation	110,800	3,558,896
Sanchez Energy Corporation †	321,200	1,975,380
Trilogy Energy Corporation	1,278,300	3,259,665

		75,722,660

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Financials: 20.13%

Banks: 10.15%
Ameris Bancorp	348,100	$10,007,875
BBCN Bancorp Incorporated	648,700	9,743,474
CenterState Banks Incorporated	859,700	12,637,590
First Horizon National Corporation	974,900	13,824,082
First Niagara Financial Group Incorporated	1,169,600	11,941,616
Hilltop Holdings Incorporated †	434,900	8,615,369
IBERIABANK Corporation	199,100	11,589,611
Park Sterling Corporation	838,100	5,699,080
Sterling BanCorp	203,700	3,029,019
The Bancorp Incorporated †	1,256,200	9,572,244
Valley National Bancorp	299,600	2,948,064
Wilshire Bancorp Incorporated	745,400	7,834,154

		107,442,178

Capital Markets: 0.45%
Medley Management Incorporated Class A (l)	714,200	4,728,004

Consumer Finance: 0.41%
Cash America International Incorporated	34,500	964,965
Enova International Incorporated †	327,900	3,351,138

		4,316,103

Insurance: 5.42%
Argo Group International Holdings Limited	590,884	33,438,126
James River Group Holdings Limited	144,600	3,888,294
National General Holdings Corporation	497,300	9,592,917
OneBeacon Insurance Group Limited Class A	741,700	10,413,468

		57,332,805

REITs: 3.06%
Potlatch Corporation	224,300	6,457,597
Redwood Trust Incorporated	1,345,300	18,618,952
UMH Properties Incorporated	785,400	7,304,220

		32,380,769

Thrifts & Mortgage Finance: 0.64%
Northwest Bancshares Incorporated	518,700	6,743,100

Health Care: 6.30%

Health Care Equipment & Supplies: 2.16%
Allied Healthcare Products Incorporated †(l)	804,500	925,175
Hologic Incorporated †	198,500	7,767,305
OraSure Technologies Incorporated †(l)	3,196,800	14,193,792

		22,886,272

Health Care Providers & Services: 2.89%
Air Methods Corporation †	158,800	5,413,492

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	9

Security name	Shares	Value

Health Care Providers & Services (continued)
Cross Country Healthcare Incorporated †	1,426,100	$19,409,221
Healthways Incorporated †	518,100	5,761,272

		30,583,985

Health Care Technology: 0.74%
Allscripts Healthcare Solutions Incorporated †	628,500	7,793,400

Life Sciences Tools & Services: 0.31%
PAREXEL International Corporation †	52,400	3,244,608

Pharmaceuticals: 0.20%
Prestige Brands Holdings Incorporated †	46,500	2,099,940

Industrials: 11.14%

Airlines: 6.29%
American Airlines Group Incorporated	240,500	9,338,615
Delta Air Lines Incorporated	725,200	32,539,724
Latam Airlines Group SP ADR †	726,700	3,546,296
United Continental Holdings Incorporated †	399,000	21,166,950

		66,591,585

Commercial Services & Supplies: 2.40%
ABM Industries Incorporated	94,900	2,591,719
ACCO Brands Corporation †	2,413,486	17,063,346
Healthcare Services Group Incorporated	171,700	5,786,290

		25,441,355

Construction & Engineering: 0.57%
Tutor Perini Corporation †	363,000	5,974,980

Machinery: 0.32%
Actuant Corporation Class A	184,600	3,394,794

Professional Services: 0.55%
Hill International Incorporated †	1,768,700	5,801,336

Road & Rail: 0.21%
Covenant Transport Incorporated Class A †	121,000	2,174,370

Trading Companies & Distributors: 0.80%
Applied Industrial Technologies Incorporated	221,400	8,446,410

Information Technology: 13.69%

Communications Equipment: 1.27%
Brocade Communications Systems Incorporated	208,500	2,164,230
Harmonic Incorporated †	1,014,200	5,882,360
Ruckus Wireless Incorporated †	450,700	5,354,316

		13,400,906

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Electronic Equipment, Instruments & Components: 8.00%
Checkpoint Systems Incorporated	985,900	$7,147,775
Cognex Corporation	284,800	9,788,576
Coherent Incorporated †	408,100	22,323,070
OSI Systems Incorporated †	590,200	45,421,792

		84,681,213

IT Services: 0.25%
TeleTech Holdings Incorporated	100,300	2,687,037

Semiconductors & Semiconductor Equipment: 0.40%
Kulicke & Soffa Industries Incorporated †	463,300	4,253,094

Software: 0.18%
Tangoe Incorporated †	257,000	1,850,400

Technology Hardware, Storage & Peripherals: 3.59%
Cray Incorporated †	1,447,400	28,672,994
Diebold Incorporated	210,200	6,257,654
Quantum Corporation †	4,288,300	2,990,232

		37,920,880

Materials: 14.65%

Chemicals: 0.34%
Calgon Carbon Corporation	229,800	3,580,284

Containers & Packaging: 0.22%
Intertape Polymer Group Incorporated	219,200	2,338,864

Metals & Mining: 13.03%
Agnico-Eagle Mines Limited	359,600	9,105,072
Carpenter Technology Corporation	228,900	6,814,353
NovaGold Resources Incorporated †	1,243,300	4,488,313
Randgold Resources Limited ADR	1,240,700	73,312,963
Royal Gold Incorporated	240,700	11,308,086
Sandstorm Gold Limited †	1,488,800	3,975,096
Silver Standard Resources Incorporated †	1,183,500	7,716,420
Steel Dynamics Incorporated	978,600	16,812,348
Webco Industries Incorporated †(a)(i)(l)	77,500	4,340,000

		137,872,651

Paper & Forest Products: 1.06%
Deltic Timber Corporation	121,600	7,272,896
Wausau Paper Corporation	622,500	3,984,000

		11,256,896

Telecommunication Services: 2.04%

Diversified Telecommunication Services: 2.04%
Cincinnati Bell Incorporated †	6,934,900	21,636,888

Total Common Stocks (Cost $724,911,020)		971,327,773

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	11

Security name			Shares	Value

Exchange-Traded Funds: 1.83%
Market Vectors Gold Miners ETF			503,724	$6,921,168
Market Vectors Junior Gold Miners ETF			159,616	3,126,877
SPDR S&P Regional Banking ETF			226,878	9,342,836

Total Exchange-Traded Funds (Cost $28,249,819)				19,390,881

		Expiration date
Warrants: 0.00%

Materials: 0.00%

Metals & Mining: 0.00%
Sandstorm Gold Limited †(i)		10-19-2015	470,263	295

Total Warrants (Cost $0)				295

	Yield
Short-Term Investments: 6.24%

Investment Companies: 6.24%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%		65,981,591	65,981,591

Total Short-Term Investments (Cost $65,981,591)				65,981,591

Total investments in securities (Cost $819,142,430) *	99.88%	1,056,700,540
Other assets and liabilities, net	0.12	1,308,705

Total net assets	100.00%	$1,058,009,245

†	Non-income-earning security
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $810,893,494 and unrealized gains (losses) consists of:

Gross unrealized gains	$372,698,046
Gross unrealized losses	(126,891,000)

Net unrealized gains	$245,807,046

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Value Fund	Statement of assets and liabilities—September 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities, at value (cost $675,525,192)	$912,457,631
In affiliated securities, at value (cost $143,617,238)	144,242,909

Total investments, at value (cost $819,142,430)	1,056,700,540
Foreign currency, at value (cost $44)	38
Receivable for investments sold	5,883,219
Receivable for Fund shares sold	326,131
Receivable for dividends	480,075
Prepaid expenses and other assets	69,009

Total assets	1,063,459,012

Liabilities
Payable for investments purchased	505,269
Payable for Fund shares redeemed	3,647,163
Management fee payable	641,789
Distribution fees payable	31,295
Administration fee payable	178,265
Accrued expenses and other liabilities	445,986

Total liabilities	5,449,767

Total net assets	$1,058,009,245

NET ASSETS CONSIST OF
Paid-in capital	$566,213,643
Accumulated net investment loss	(3,117,537)
Accumulated net realized gains on investments	257,355,035
Net unrealized gains on investments	237,558,104

Total net assets	$1,058,009,245

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$186,149,766
Shares outstanding – Class A1	7,839,063
Net asset value per share – Class A	$23.75
Maximum offering price per share – Class A2	$25.20
Net assets – Class B	$107,262
Shares outstanding – Class B1	5,232
Net asset value per share – Class B	$20.50
Net assets – Class C	$47,718,046
Shares outstanding – Class C1	2,331,349
Net asset value per share – Class C	$20.47
Net assets – Class R6	$130,873,594
Shares outstanding – Class R6[1]	5,346,703
Net asset value per share – Class R6	$24.48
Net assets – Administrator Class	$36,624,322
Shares outstanding – Administrator Class[1]	1,497,493
Net asset value per share – Administrator Class	$24.46
Net assets – Institutional Class	$325,039,744
Shares outstanding – Institutional Class[1]	13,280,677
Net asset value per share – Institutional Class	$24.47
Net assets – Investor Class	$331,496,511
Shares outstanding – Investor Class[1]	13,613,971
Net asset value per share – Investor Class	$24.35

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2015 (unaudited)	Wells Fargo Advantage Small Cap Value Fund	13

Investment income
Dividends (net of foreign withholding taxes of $16,675)	$4,887,820
Income from affiliated securities	362,246

Total investment income	5,250,066

Expenses
Management fee	5,750,891
Administration fees
Class A	295,994
Class B	148
Class C	81,569
Class R6	12,769
Administrator Class	33,564
Institutional Class	250,567
Investor Class	673,147
Shareholder servicing fees
Class A	311,220
Class B	157
Class C	85,487
Administrator Class	74,090
Investor Class	521,917
Distribution fees
Class B	470
Class C	256,462
Custody and accounting fees	59,481
Professional fees	26,901
Registration fees	46,883
Shareholder report expenses	177,435
Trustees’ fees and expenses	5,761
Other fees and expenses	14,021

Total expenses	8,678,934
Less: Fee waivers and/or expense reimbursements	(766,659)

Net expenses	7,912,275

Net investment loss	(2,662,209)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	60,832,479
Affiliated securities	26,982,975

Net realized gains on investments	87,815,454

Net change in unrealized gains (losses) on:
Unaffiliated securities	(173,291,304)
Affiliated securities	(78,619,256)

Net change in unrealized gains (losses) on investments	(251,910,560)

Net realized and unrealized gains (losses) on investments	(164,095,106)

Net decrease in net assets resulting from operations	$(166,757,315)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Value Fund	Statement of changes in net assets

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment income (loss)		$(2,662,209)		$4,712,137
Net realized gains on investments		87,815,454		297,123,395
Net change in unrealized gains (losses) on investments		(251,910,560)		(486,933,435)

Net decrease in net assets resulting from operations		(166,757,315)		(185,097,903)

Distributions to shareholders from
Net investment income
Class A		0		(1,523,233)
Class C		0		(221,005)
Class R6		0		(333,505)
Institutional Class		0		(8,076,528)
Investor Class		0		(2,166,037)
Net realized gains
Class A		0		(55,676,351)
Class B		0		(47,217)
Class C		0		(16,838,250)
Class R6		0		(7,568,540)
Administrator Class		0		(15,392,983)
Institutional Class		0		(192,333,937)
Investor Class		0		(90,968,444)

Total distributions to shareholders		0		(391,146,030)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	237,154	6,365,953	1,004,915	32,650,378
Class C	45,230	1,045,433	208,610	5,701,764
Class R6	4,647,332	130,687,037	1,795,825	62,081,868
Administrator Class	125,257	3,507,245	2,670,173	93,659,025
Institutional Class	1,144,209	31,818,150	22,555,891	768,995,626
Investor Class	295,502	8,062,610	1,134,358	38,165,162

		181,486,428		1,001,253,823

Reinvestment of distributions
Class A	0	0	1,960,105	54,762,197
Class B	0	0	1,945	47,030
Class C	0	0	619,555	14,985,444
Class R6	0	0	274,897	7,902,046
Administrator Class	0	0	510,536	14,611,549
Institutional Class	0	0	3,727,964	107,172,323
Investor Class	0	0	3,198,137	91,570,270

		0		291,050,859

Payment for shares redeemed
Class A	(2,928,191)	(78,236,096)	(4,847,855)	(156,671,667)
Class B	(1,314)	(31,577)	(12,058)	(350,936)
Class C	(1,115,891)	(25,576,538)	(728,251)	(20,122,577)
Class R6	(1,160,304)	(32,328,626)	(221,939)	(7,157,233)
Administrator Class	(1,271,202)	(34,508,740)	(20,096,449)	(705,338,775)
Institutional Class	(23,811,439)	(679,507,251)	(17,298,268)	(567,191,934)
Investor Class	(3,694,358)	(101,785,459)	(8,864,914)	(296,658,045)

		(951,974,287)		(1,753,491,167)

Net decrease in net assets resulting from capital share transactions		(770,487,859)		(461,186,485)

Total decrease in net assets		(937,245,174)		(1,037,430,418)

Net assets
Beginning of period		1,995,254,419		3,032,684,837

End of period		$1,058,009,245		$1,995,254,419

Overdistributed/accumulated net investment income (loss)		$(3,117,537)		$(455,328)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$27.51	$35.74	$36.33	$32.87	$29.56	$29.71	$23.32
Net investment income (loss)	(0.07)[2]	0.01 [2]	0.18	0.23	0.19	0.16	0.22 [2]
Net realized and unrealized gains (losses) on investments	(3.69)	(2.55)	2.71	4.68	3.39	(0.11)	6.29

Total from investment operations	(3.76)	(2.54)	2.89	4.91	3.58	0.05	6.51
Distributions to shareholders from
Net investment income	0.00	(0.13)	(0.11)	(0.24)	(0.12)	(0.20)	(0.12)
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(5.69)	(3.48)	(1.45)	(0.27)	(0.20)	(0.12)
Net asset value, end of period	$23.75	$27.51	$35.74	$36.33	$32.87	$29.56	$29.71
Total return[3]	(13.67)%	(7.29)%	8.87%	15.67%	12.22%	0.11%	28.01%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.35%	1.33%	1.33%	1.34%	1.32%	1.38%
Net expenses	1.28%	1.29%	1.30%	1.30%	1.30%	1.30%	1.37%
Net investment income (loss)	(0.52)%	0.02%	1.26%	0.72%	0.61%	0.50%	0.79%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$186,150	$289,669	$443,671	$482,677	$603,622	$596,741	$645,371

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS B		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$23.84	$31.87	$32.75	$29.74	$26.85	$27.02	$21.28
Net investment income (loss)	(0.15)[2]	(0.25)[2]	0.06 [2]	0.01 [2]	(0.03)[2]	(0.16)[2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	(3.19)	(2.22)	2.43	4.21	3.07	(0.01)	5.74

Total from investment operations	(3.34)	(2.47)	2.49	4.22	3.04	(0.17)	5.74
Distributions to shareholders from
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00
Net asset value, end of period	$20.50	$23.84	$31.87	$32.75	$29.74	$26.85	$27.02
Total return[4]	(14.01)%	(8.01)%	8.53%	14.86%	11.37%	(0.63)%	26.97%
Ratios to average net assets (annualized)
Gross expenses	2.11%	2.10%	2.08%	2.06%	2.08%	2.06%	2.13%
Net expenses	2.03%	2.04%	2.05%	2.03%	2.05%	2.04%	2.13%
Net investment income (loss)	(1.25)%	(0.83)%	0.50%	0.02%	(0.12)%	(0.57)%	0.00%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$107	$156	$531	$647	$1,310	$3,928	$36,436

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$23.80	$31.89	$32.77	$29.82	$26.92	$27.11	$21.34
Net investment income (loss)	(0.15)[2]	(0.20)[2]	0.07 [2]	(0.02)[2]	(0.04)[2]	(0.07)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	(3.18)	(2.27)	2.42	4.23	3.09	(0.10)	5.76

Total from investment operations	(3.33)	(2.47)	2.49	4.21	3.05	(0.17)	5.77
Distributions to shareholders from
Net investment income	0.00	(0.06)	0.00	(0.05)	0.00	(0.02)	0.00
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(5.62)	(3.37)	(1.26)	(0.15)	(0.02)	0.00
Net asset value, end of period	$20.47	$23.80	$31.89	$32.77	$29.82	$26.92	$27.11
Total return[3]	(13.99)%	(8.00)%	8.53%	14.80%	11.38%	(0.62)%	27.04%
Ratios to average net assets (annualized)
Gross expenses	2.11%	2.10%	2.08%	2.08%	2.09%	2.07%	2.13%
Net expenses	2.03%	2.04%	2.05%	2.05%	2.05%	2.05%	2.12%
Net investment income (loss)	(1.28)%	(0.70)%	0.52%	(0.06)%	(0.14)%	(0.24)%	0.04%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$47,718	$80,969	$105,309	$105,491	$102,663	$100,032	$97,675

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31, 2013[2]
CLASS R6		2015	2014[1]
Net asset value, beginning of period	$28.29	$36.52	$37.13	$33.69
Net investment income	0.00 [3,4]	0.23 [3]	0.35	0.07 [3]
Net realized and unrealized gains (losses) on investments	(3.81)	(2.69)	2.67	3.37

Total from investment operations	(3.81)	(2.46)	3.02	3.44
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.26)	0.00
Net realized gains	0.00	(5.56)	(3.37)	0.00

Total distributions to shareholders	0.00	(5.77)	(3.63)	0.00
Net asset value, end of period	$24.48	$28.29	$36.52	$37.13
Total return[5]	(13.47)%	(6.90)%	9.07%	10.21%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.87%	0.85%	0.85%
Net expenses	0.83%	0.83%	0.85%	0.85%
Net investment income	0.03%	0.72%	2.82%	0.60%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%
Net assets, end of period (000s omitted)	$130,874	$52,613	$398	$28

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the period from June 28, 2013 (commencement of class operations) to October 31, 2013.

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
ADMINISTRATOR CLASS		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$28.30	$36.40	$36.98	$33.45	$30.12	$30.32	$28.12
Net investment income (loss)	(0.05)[3]	0.01 [3]	0.21	0.31	0.25 [3]	0.29 [3]	0.05 [3]
Net realized and unrealized gains (losses) on investments	(3.79)	(2.55)	2.77	4.75	3.44	(0.17)	2.15

Total from investment operations	(3.84)	(2.54)	2.98	5.06	3.69	0.12	2.20
Distributions to shareholders from
Net investment income	0.00	0.00	(0.19)	(0.32)	(0.21)	(0.32)	0.00
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(5.56)	(3.56)	(1.53)	(0.36)	(0.32)	0.00
Net asset value, end of period	$24.46	$28.30	$36.40	$36.98	$33.45	$30.12	$30.32
Total return[4]	(13.57)%	(7.16)%	8.97%	15.92%	12.42%	0.32%	7.82%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.19%	1.17%	1.17%	1.17%	1.15%	1.28%
Net expenses	1.08%	1.09%	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	(0.33)%	0.03%	1.48%	0.87%	0.80%	0.91%	0.79%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$36,624	$74,820	$711,869	$666,812	$543,683	$390,266	$8,841

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the period from July 30, 2010 (commencement of class operations), to October 31, 2010.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INSTITUTIONAL CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$28.29	$36.53	$37.12	$33.56	$30.21	$30.33	$23.80
Net investment income (loss)	(0.02)[2]	0.17 [2]	0.26	0.38 [2]	0.34	0.31	0.34 [2]
Net realized and unrealized gains (losses) on investments	(3.80)	(2.65)	2.76	4.76	3.42	(0.12)	6.42

Total from investment operations	(3.82)	(2.48)	3.02	5.14	3.76	0.19	6.76
Distributions to shareholders from
Net investment income	0.00	(0.20)	(0.24)	(0.37)	(0.26)	(0.31)	(0.23)
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(5.75)	(3.61)	(1.58)	(0.41)	(0.31)	(0.23)
Net asset value, end of period	$24.47	$28.29	$36.53	$37.12	$33.56	$30.21	$30.33
Total return[3]	(13.47)%	(6.95)%	9.05%	16.15%	12.68%	0.52%	28.53%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.92%	0.90%	0.90%	0.91%	0.89%	0.94%
Net expenses	0.88%	0.89%	0.90%	0.90%	0.90%	0.89%	0.93%
Net investment income (loss)	(0.16)%	0.52%	1.66%	1.08%	1.01%	0.97%	1.23%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$325,040	$1,017,115	$984,881	$1,081,869	$1,143,730	$1,073,943	$1,279,201

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INVESTOR CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$28.21	$36.48	$36.98	$33.43	$30.04	$30.18	$23.70
Net investment income (loss)	(0.07)[2]	0.00 [2,3]	0.18 [2]	0.23 [2]	0.19 [2]	0.14 [2]	0.22 [2]
Net realized and unrealized gains (losses) on investments	(3.79)	(2.60)	2.77	4.75	3.44	(0.10)	6.39

Total from investment operations	(3.86)	(2.60)	2.95	4.98	3.63	0.04	6.61
Distributions to shareholders from
Net investment income	0.00	(0.11)	(0.08)	(0.22)	(0.09)	(0.18)	(0.13)
Net realized gains	0.00	(5.56)	(3.37)	(1.21)	(0.15)	0.00	0.00

Total distributions to shareholders	0.00	(5.67)	(3.45)	(1.43)	(0.24)	(0.18)	(0.13)
Net asset value, end of period	$24.35	$28.21	$36.48	$36.98	$33.43	$30.04	$30.18
Total return[4]	(13.68)%	(7.30)%	8.85%	15.64%	12.18%	0.09%	27.99%
Ratios to average net assets (annualized)
Gross expenses	1.44%	1.41%	1.39%	1.39%	1.40%	1.39%	1.47%
Net expenses	1.29%	1.30%	1.33%	1.33%	1.33%	1.33%	1.35%
Net investment income (loss)	(0.52)%	0.00%	1.21%	0.68%	0.58%	0.45%	0.80%
Supplemental data
Portfolio turnover rate	10%	9%	7%	18%	16%	17%	21%
Net assets, end of period (000s omitted)	$331,497	$479,913	$786,027	$985,639	$1,282,510	$1,448,429	$1,968,601

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	23

broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

24	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had $4,243,961 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$158,311,794	$0	$0	$158,311,794
Energy	90,901,207	3,259,665	0	94,160,872
Financials	212,942,959	0	0	212,942,959
Health care	66,608,205	0	0	66,608,205
Industrials	117,824,830	0	0	117,824,830
Information technology	144,793,530	0	0	144,793,530
Materials	148,369,831	6,678,864	0	155,048,695
Telecommunication services	21,636,888	0	0	21,636,888

Exchange-traded funds	19,390,881	0	0	19,390,881

Warrants
Materials	0	295	0	295

Short-term investments
Investment companies	65,981,591	0	0	65,981,591
Total assets	$1,046,761,716	$9,938,824	$0	$1,056,700,540

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	25

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.80% and declined to 0.68% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.82% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.28% for Class A shares, 2.03% for Class B shares, 2.03% for Class C shares, 0.83% for Class R6 shares, 1.08% for Administrator Class shares, 0.88% for Institutional Class shares, and 1.29% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

26	Wells Fargo Advantage Small Cap Value Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2015, Funds Distributor received $1,189 from the sale of Class A shares and $178 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $129,774,555 and $535,036,043, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Income from affiliated securities	Realized gains (losses)
Allied Healthcare Products Incorporated	780,500	24,000	0	804,500	$925,175	$0	$0
Cavco Industries Incorporated	635,300	31,900	35,800	631,400	42,992,026	0	249,591
Century Casinos Incorporated	1,220,300	290,800	0	1,511,100	9,293,265	0	0
Cross Country Healthcare Incorporated*	1,640,500	7,100	221,500	1,426,100	19,409,221	0	(1,016,010)
lnterOil Corporation*	3,601,700	183,600	1,816,400	1,968,900	66,371,619	0	30,927,203
Medley Management Incorporated Class A	753,200	14,000	53,000	714,200	4,728,004	297,240	(424,874)
OraSure Technoloies Incorporated	4,218,600	0	1,021,800	3,196,800	14,193,792	0	(2,567,505)
Skyline Corporation	550,900	70,300	0	621,200	1,789,056	0	0
Webco Industries Incorporated	81,000	0	3,500	77,500	4,340,000	0	(185,430)
						$297,240	$26,982,975

*	No longer an affiliate of the Fund at the end of the period.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $1,762 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small Cap Value Fund	27

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

After the close of business on October 23, 2015, Investor Class shares of the Fund became Class A shares in a tax-free conversion. Shareholders of Investor Class of the Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion.

28	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Small Cap Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

32	Wells Fargo Advantage Small Cap Value Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for all periods. The Board took note of the explanations for the relative underperformance, including with respect to overall investment approach, sector allocations and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Investor Class was higher than the average rate of the Investor Class’s expense Group, while the Management Rates for all other share classes of the Fund were lower than, equal to or in range of their respective expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those

Other information (unaudited)	Wells Fargo Advantage Small Cap Value Fund	33

of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Advantage Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237483 11-15 SA244/SAR244 09-15

Wells Fargo Advantage Small/Mid Cap Value Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Small/Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Small/Mid Cap Value Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Letter to shareholders (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Small/Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFVAX)	7-31-2007	(20.32)	0.39	0.89	(15.47)	1.58	1.49	1.43	1.36
Class C (WFCVX)	7-31-2007	(17.07)	0.82	0.77	(16.07)	0.82	0.77	2.18	2.11
Administrator Class (WWMDX)	4-8-2005	–	–	–	(15.29)	1.82	1.77	1.35	1.16
Institutional Class (WWMSX)	8-31-2006	–	–	–	(15.17)	2.01	1.94	1.10	0.96
Investor Class (SMMVX)+	3-28-2002	–	–	–	(15.53)	1.51	1.43	1.54	1.42
Russell 2500TM Value Index[4]	–	–	–	–	(2.44)	11.49	6.31	–	–
+	Effective at the close of business on October 23, 2015, Investor Class shares of the Fund were converted to Class A shares and Investor Class shares are no longer offered.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
InterOil Corporation	5.61
UMH Properties Incorporated	5.51
Century Casinos Incorporated	5.25
Integrated Electrical Services Incorporated	4.75
Randgold Resources Limited ADR	4.72
Cavco Industries Incorporated	3.98
Pacific Premier Bancorp Incorporated	2.42
Sierra Bancorp	2.03
WCI Communities Incorporated	1.96
Redwood Trust Incorporated	1.80

Sector distribution[6] as of September 30, 2015

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares, and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratio as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.35% for Class A, 2.10% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class, and 1.41% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Small/Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$903.17	$6.44	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.83	1.35%
Class C
Actual	$1,000.00	$899.91	$10.00	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.54	$10.61	2.10%
Administrator Class
Actual	$1,000.00	$904.27	$5.49	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$905.00	$4.54	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Investor Class
Actual	$1,000.00	$903.51	$6.73	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$7.13	1.41%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 97.51%

Consumer Discretionary: 22.63%

Auto Components: 1.74%
Fox Factory Holding Corporation †	49,070	$827,320

Hotels, Restaurants & Leisure: 6.09%
Century Casinos Incorporated †	406,200	2,498,130
Peak Resorts Incorporated	57,600	396,864

		2,894,994

Household Durables: 9.86%
Cavco Industries Incorporated †	27,813	1,893,787
D.R. Horton Incorporated	23,200	681,152
Skyline Corporation †	141,300	406,944
Taylor Morrison Home Corporation Class A †	41,509	774,558
WCI Communities Incorporated †	41,102	930,138

		4,686,579

Media: 4.94%
Cinemark Holdings Incorporated	10,700	347,643
Entravision Communications Corporation Class A	96,475	640,594
Interpublic Group of Companies Incorporated	28,768	550,332
News Corporation Class A	64,387	812,564

		2,351,133

Energy: 7.02%

Oil, Gas & Consumable Fuels: 7.02%
Canadian Natural Resources Limited	14,600	283,970
InterOil Corporation †	79,189	2,669,461
Raging River Exploration Incorporated †	29,400	162,366
Range Resources Corporation	2,800	89,936
Sanchez Energy Corporation †	21,800	134,070

		3,339,803

Financials: 28.47%

Banks: 16.35%
American River Bankshares †	61,100	589,615
Ameris Bancorp	19,156	550,735
BBCN Bancorp Incorporated	49,506	743,580
First Niagara Financial Group Incorporated	39,549	403,795
Hilltop Holdings Incorporated †	26,144	517,913
IBERIABANK Corporation	7,785	453,165
Midsouth Bancorp Incorporated	37,500	438,750
Pacific Premier Bancorp Incorporated †	56,719	1,152,530
Sierra Bancorp	60,400	963,984
The Bancorp Incorporated †	84,745	645,757
Valley National Bancorp	57,638	567,158
Wilshire Bancorp Incorporated	71,300	749,363

		7,776,345

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Capital Markets: 0.33%
Safeguard Scientifics Incorporated †	10,200	$158,508

Consumer Finance: 0.31%
Enova International Incorporated †	14,233	145,461

Insurance: 1.57%
First Acceptance Corporation †	159,800	431,460
Health Insurance Innovations Incorporated Class A †	26,780	133,900
James River Group Holdings Limited	6,800	182,852

		748,212

REITs: 8.75%
Owens Realty Mortgage Incorporated	25,100	345,627
Potlatch Corporation	11,600	333,964
Redwood Trust Incorporated	62,000	858,080
UMH Properties Incorporated	281,800	2,620,740

		4,158,411

Thrifts & Mortgage Finance: 1.16%
Northwest Bancshares Incorporated	42,483	552,279

Health Care: 4.41%

Health Care Equipment & Supplies: 1.22%
Allied Healthcare Products Incorporated †	76,400	87,860
EnteroMedics Incorporated †	1,067,900	277,654
Stryker Corporation	2,300	216,430

		581,944

Health Care Providers & Services: 1.38%
Cross Country Healthcare Incorporated †	48,079	654,355

Health Care Technology: 1.81%
Allscripts Healthcare Solutions Incorporated †	20,900	259,160
Merge Healthcare Incorporated †	56,200	399,020
Omnicell Incorporated †	6,500	202,150

		860,330

Industrials: 15.44%

Airlines: 3.84%
American Airlines Group Incorporated	11,700	454,311
JetBlue Airways Corporation †	18,402	474,220
LATAM Airlines Group ADR †	59,692	291,297
United Continental Holdings Incorporated †	11,400	604,770

		1,824,598

Commercial Services & Supplies: 1.99%
ACCO Brands Corporation †	44,530	314,827
Healthcare Services Group Incorporated	10,643	358,669
SP Plus Corporation †	11,900	275,485

		948,981

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	9

Security name	Shares	Value

Construction & Engineering: 5.46%
Integrated Electrical Services Incorporated †	292,700	$2,259,644
Sterling Construction Company Incorporated †	82,100	337,431

		2,597,075

Machinery: 2.89%
Actuant Corporation Class A	10,687	196,534
Graco Incorporated	5,700	382,071
Kennametal Incorporated	9,600	238,944
Xylem Incorporated	16,955	556,972

		1,374,521

Trading Companies & Distributors: 1.26%
Applied Industrial Technologies Incorporated	15,700	598,955

Information Technology: 8.24%

Communications Equipment: 3.72%
Applied Optoelectronics Incorporated †	33,883	636,323
Ruckus Wireless Incorporated †	32,000	380,160
Sandvine Corporation †	438,211	751,488

		1,767,971

Electronic Equipment, Instruments & Components: 2.09%
Knowles Corporation †	27,881	513,847
Mercury Computer Systems Incorporated †	30,350	482,869

		996,716

Semiconductors & Semiconductor Equipment: 1.04%
FormFactor Incorporated †	72,720	493,042

Technology Hardware, Storage & Peripherals: 1.39%
Cray Incorporated †	33,427	662,189

Materials: 10.75%

Metals & Mining: 10.75%
Agnico-Eagle Mines Limited – U.S. Exchange Traded Shares	14,200	359,544
Endeavour Mining Corporation †	827,000	340,839
Goldcorp Incorporated – U.S. Exchange Traded Shares	9,200	115,184
Lucara Diamond Corporation – U.S. Exchange Traded Shares (a)	408,600	460,256
Randgold Resources Limited ADR	37,975	2,243,943
Rockwell Diamonds Incorporated †(a)(i)	728,200	109,368
Rockwell Diamonds Incorporated – Legend Shares (i)	1,172,000	175,646
Royal Gold Incorporated	10,800	507,384
Sandstorm Gold Limited †	189,600	506,232
Silver Wheaton Corporation – U.S. Exchange Traded Shares	24,300	291,842

		5,110,238

Telecommunication Services: 0.55%

Diversified Telecommunication Services: 0.55%
Cincinnati Bell Incorporated †	82,973	258,876

Total Common Stocks (Cost $36,504,781)		46,368,836

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name			Shares	Value

Exchange-Traded Funds: 0.67%
Market Vectors Junior Gold Miners ETF			16,103	$315,458

Total Exchange-Traded Funds (Cost $528,998)				315,458

		Expiration date
Warrants: 0.00%

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
EnteroMedics Incorporated †(a)(i)		5-14-2016	270,908	107
EnteroMedics Incorporated †(a)(i)		9-28-2016	13,680	32
EnteroMedics Incorporated †(a)(i)		2-27-2018	48,280	836

Total Warrants (Cost $0)				975

	Yield
Short-Term Investments: 0.27%

Investment Companies: 0.27%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.15%		129,227	129,227

Total Short-Term Investments (Cost $129,227)				129,227

Total investments in securities (Cost $37,163,006) *	98.45%	46,814,496
Other assets and liabilities, net	1.55	738,616

Total net assets	100.00%	$47,553,112

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $39,309,139 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,766,531
Gross unrealized losses	(8,261,174)

Net unrealized gains	$7,505,357

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities, at value (cost $37,033,779)	$46,685,269
In affiliated securities, at value (cost $129,227)	129,227

Total investments, at value (cost $37,163,006)	46,814,496
Receivable for investments sold	1,213,261
Receivable for Fund shares sold	12,328
Receivable for dividends	33,980
Prepaid expenses and other assets	51,416

Total assets	48,125,481

Liabilities
Payable for investments purchased	339,314
Payable for Fund shares redeemed	163,374
Management fee payable	15,928
Distribution fee payable	1,960
Administration fees payable	11,159
Accrued expenses and other liabilities	40,634

Total liabilities	572,369

Total net assets	$47,553,112

NET ASSETS CONSIST OF
Paid-in capital	$39,248,691
Accumulated net investment loss	(78,172)
Accumulated net realized losses on investments	(1,268,823)
Net unrealized gains on investments	9,651,416

Total net assets	$47,553,112

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$7,115,580
Shares outstanding – Class A1	693,473
Net asset value per share – Class A	$10.26
Maximum offering price per share – Class A2	$10.89
Net assets – Class C	$3,104,753
Shares outstanding – Class C1	319,866
Net asset value per share – Class C	$9.71
Net assets – Administrator Class	$2,338,671
Shares outstanding – Administrator Class[1]	220,980
Net asset value per share – Administrator Class	$10.58
Net assets – Institutional Class	$2,233,498
Shares outstanding – Institutional Class[1]	209,238
Net asset value per share – Institutional Class	$10.67
Net assets – Investor Class	$32,760,610
Shares outstanding – Investor Class[1]	3,181,581
Net asset value per share – Investor Class	$10.30

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small/Mid Cap Value Fund	Statement of operations—six months ended September 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,096)	$336,184
Income from affiliated securities	1,035

Total investment income	337,219

Expenses
Management fee	231,895
Administration fees
Class A	11,249
Class C	4,425
Administrator Class	1,835
Institutional Class	1,810
Investor Class	60,670
Shareholder servicing fees
Class A	11,809
Class C	4,668
Administrator Class	4,090
Investor Class	47,398
Distribution fee
Class C	14,004
Custody and accounting fees	10,358
Professional fees	21,394
Registration fees	36,269
Shareholder report expenses	19,335
Trustees’ fees and expenses	7,824
Other fees and expenses	4,785

Total expenses	493,818
Less: Fee waivers and/or expense reimbursements	(87,591)

Net expenses	406,227

Net investment loss	(69,008)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	487,589
Net change in unrealized gains (losses) on investments	(5,580,826)

Net realized and unrealized gains (losses) on investments	(5,093,237)

Net decrease in net assets resulting from operations	$(5,162,245)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Small/Mid Cap Value Fund	13

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment loss		$(69,008)		$(154,084)
Net realized gains on investments		487,589		10,733,260
Net change in unrealized gains (losses) on investments		(5,580,826)		(29,960,089)

Net decrease in net assets resulting from operations		(5,162,245)		(19,380,913)

Distributions to shareholders from
Net realized gains
Class A		0		(3,859,460)
Class C		0		(2,021,715)
Administrator Class		0		(1,576,683)
Institutional Class		0		(1,605,351)
Investor Class		0		(12,209,745)

Total distributions to shareholders		0		(21,272,954)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	23,893	271,380	273,650	4,672,524
Class C	19,537	201,819	113,449	1,504,201
Administrator Class	14,072	163,134	115,653	2,005,080
Institutional Class	51,006	589,987	506,801	8,494,369
Investor Class	121,787	1,368,784	607,478	10,486,522

		2,595,104		27,162,696

Reinvestment of distributions
Class A	0	0	339,370	3,824,702
Class C	0	0	108,994	1,168,410
Administrator Class	0	0	128,628	1,492,081
Institutional Class	0	0	72,544	847,311
Investor Class	0	0	1,069,774	12,099,144

		0		19,431,648

Payment for shares redeemed
Class A	(324,199)	(3,668,658)	(725,009)	(10,498,924)
Class C	(114,705)	(1,235,808)	(360,815)	(4,563,950)
Administrator Class	(144,134)	(1,703,863)	(1,127,021)	(19,233,321)
Institutional Class	(221,046)	(2,549,166)	(977,958)	(15,827,735)
Investor Class	(477,413)	(5,395,273)	(1,533,274)	(23,460,698)

		(14,552,768)		(73,584,628)

Net decrease in net assets resulting from capital share transactions		(11,957,664)		(26,990,284)

Total decrease in net assets		(17,119,909)		(67,644,151)

Net assets
Beginning of period		64,673,021		132,317,172

End of period		$47,553,112		$64,673,021

Accumulated net investment loss		$(78,172)		$(9,164)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS A		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$11.36	$18.63	$17.66	$16.17	$14.61	$14.33	$11.78
Net investment income (loss)	(0.01)[2]	(0.01)	0.09 [2]	0.11 [2]	0.07	0.06	0.08
Net realized and unrealized gains (losses) on investments	(1.09)	(3.13)	1.93	1.42	1.55	0.35	2.56

Total from investment operations	(1.10)	(3.14)	2.02	1.53	1.62	0.41	2.64
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.04)	(0.06)	(0.13)	(0.09)
Net realized gains	0.00	(4.13)	(1.05)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(4.13)	(1.05)	(0.04)	(0.06)	(0.13)	(0.09)
Net asset value, end of period	$10.26	$11.36	$18.63	$17.66	$16.17	$14.61	$14.33
Total return[3]	(9.68)%	(16.66)%	12.22%	9.47%	11.13%	2.76%	22.63%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.47%	1.57%	1.41%	1.41%	1.40%	1.47%
Net expenses	1.35%	1.35%	1.39%	1.40%	1.40%	1.40%	1.40%
Net investment income (loss)	(0.20)%	(0.11)%	1.20%	0.68%	0.37%	0.37%	0.77%
Supplemental data
Portfolio turnover rate	19%	33%	24%	29%	32%	34%	41%
Net assets, end of period (000s omitted)	$7,116	$11,288	$20,599	$19,659	$25,612	$34,642	$41,491

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
CLASS C		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$10.79	$18.07	$17.21	$15.84	$14.36	$14.10	$11.62
Net investment income (loss)	(0.05)[2]	(0.13)[2]	0.03 [2]	(0.01)[2]	(0.08)	(0.06)	0.00 [3]
Net realized and unrealized gains (losses) on investments	(1.03)	(3.02)	1.88	1.38	1.56	0.35	2.51

Total from investment operations	(1.08)	(3.15)	1.91	1.37	1.48	0.29	2.51
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.03)	(0.03)
Net realized gains	0.00	(4.13)	(1.05)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(4.13)	(1.05)	0.00	0.00	(0.03)	(0.03)
Net asset value, end of period	$9.71	$10.79	$18.07	$17.21	$15.84	$14.36	$14.10
Total return[4]	(10.01)%	(17.26)%	11.88%	8.65%	10.31%	2.05%	21.62%
Ratios to average net assets (annualized)
Gross expenses	2.38%	2.22%	2.32%	2.17%	2.16%	2.15%	2.22%
Net expenses	2.10%	2.10%	2.14%	2.15%	2.15%	2.15%	2.15%
Net investment income (loss)	(0.94)%	(0.87)%	0.46%	(0.07)%	(0.40)%	(0.38)%	0.00%
Supplemental data
Portfolio turnover rate	19%	33%	24%	29%	32%	34%	41%
Net assets, end of period (000s omitted)	$3,105	$4,476	$9,999	$9,347	$10,763	$12,204	$12,379

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)		Year ended March 31		Year ended October 31
ADMINISTRATOR CLASS			2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$11.70		$19.00	$17.97	$16.46	$14.89	$14.60	$11.99
Net investment income (loss)	0.00	[2],3	(0.00)[2,3]	0.11 [2]	0.15 [2]	0.10	0.09	0.13
Net realized and unrealized gains (losses) on investments	(1.12)		(3.17)	1.97	1.44	1.58	0.36	2.59

Total from investment operations	(1.12)		(3.17)	2.08	1.59	1.68	0.45	2.72
Distributions to shareholders from
Net investment income	0.00		0.00	0.00	(0.08)	(0.11)	(0.16)	(0.11)
Net realized gains	0.00		(4.13)	(1.05)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00		(4.13)	(1.05)	(0.08)	(0.11)	(0.16)	(0.11)
Net asset value, end of period	$10.58		$11.70	$19.00	$17.97	$16.46	$14.89	$14.60
Total return[4]	(9.57)%		(16.48)%	12.34%	9.75%	11.33%	3.13%	22.82%
Ratios to average net assets (annualized)
Gross expenses	1.50%		1.28%	1.39%	1.24%	1.24%	1.24%	1.29%
Net expenses	1.15%		1.14%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.02%		(0.02)%	1.44%	0.91%	0.59%	0.61%	1.00%
Supplemental data
Portfolio turnover rate	19%		33%	24%	29%	32%	34%	41%
Net assets, end of period (000s omitted)	$2,339		$4,107	$23,445	$24,127	$68,857	$76,668	$71,246

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INSTITUTIONAL CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$11.79	$19.08	$18.06	$16.54	$14.97	$14.67	$12.04
Net investment income	0.01 [2]	0.04 [2]	0.12 [2]	0.18 [2]	0.11	0.11	0.17 [2]
Net realized and unrealized gains (losses) on investments	(1.13)	(3.20)	1.98	1.46	1.60	0.38	2.59

Total from investment operations	(1.12)	(3.16)	2.10	1.64	1.71	0.49	2.76
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	(0.12)	(0.14)	(0.19)	(0.13)
Net realized gains	0.00	(4.13)	(1.05)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(4.13)	(1.08)	(0.12)	(0.14)	(0.19)	(0.13)
Net asset value, end of period	$10.67	$11.79	$19.08	$18.06	$16.54	$14.97	$14.67
Total return[3]	(9.50)%	(16.34)%	12.46%	9.94%	11.61%	3.28%	23.08%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.03%	1.12%	0.99%	0.98%	0.97%	1.02%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	0.16%	0.24%	1.65%	1.10%	0.74%	0.79%	1.22%
Supplemental data
Portfolio turnover rate	19%	33%	24%	29%	32%	34%	41%
Net assets, end of period (000s omitted)	$2,233	$4,473	$14,842	$37,671	$47,737	$29,881	$19,005

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31
INVESTOR CLASS		2015	2014[1]	2013	2012	2011	2010
Net asset value, beginning of period	$11.40	$18.69	$17.72	$16.22	$14.67	$14.38	$11.81
Net investment income (loss)	(0.01)[2]	(0.02)	0.08 [2]	0.10 [2]	0.03	0.05 [2]	0.09
Net realized and unrealized gains (losses) on investments	(1.09)	(3.14)	1.94	1.43	1.57	0.35	2.56

Total from investment operations	(1.10)	(3.16)	2.02	1.53	1.60	0.40	2.65
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.03)	(0.05)	(0.11)	(0.08)
Net realized gains	0.00	(4.13)	(1.05)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(4.13)	(1.05)	(0.03)	(0.05)	(0.11)	(0.08)
Net asset value, end of period	$10.30	$11.40	$18.69	$17.72	$16.22	$14.67	$14.38
Total return[3]	(9.65)%	(16.71)%	12.17%	9.44%	10.97%	2.73%	22.49%
Ratios to average net assets (annualized)
Gross expenses	1.72%	1.53%	1.63%	1.47%	1.47%	1.47%	1.56%
Net expenses	1.41%	1.41%	1.45%	1.46%	1.47%	1.47%	1.48%
Net investment income (loss)	(0.24)%	(0.16)%	1.15%	0.62%	0.27%	0.30%	0.67%
Supplemental data
Portfolio turnover rate	19%	33%	24%	29%	32%	34%	41%
Net assets, end of period (000s omitted)	$32,761	$40,330	$63,432	$57,625	$73,138	$79,099	$99,424

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs

20	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had a qualified late-year ordinary loss of $9,164 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	21
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$10,760,026	$0	$0	$10,760,026
Energy	3,339,803	0	0	3,339,803
Financials	13,539,216	0	0	13,539,216
Health care	2,096,629	0	0	2,096,629
Industrials	7,344,130	0	0	7,344,130
Information technology	3,168,430	751,488	0	3,919,918
Materials	4,364,968	745,270	0	5,110,238
Telecommunication services	258,876	0	0	258,876

Exchange-traded funds	315,458	0	0	315,458

Warrants
Health care	0	975	0	975

Short-term investments
Investment companies	129,227	0	0	129,227
Total assets	$45,316,763	$1,497,733	$0	$46,814,496

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.80% and declining to 0.63% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.75% and declined to 0.60% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

22	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to April 1, 2015
Class A, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 1.15% for Administrator Class shares, 0.95% for Institutional Class shares, and 1.41% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2015, Funds Distributor received $415 from the sale of Class A shares and $14 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $10,782,802 and $20,489,159, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated

Notes to financial statements (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	23

to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $50 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

After the close of business on October 23, 2015, Investor Class shares of the Fund became Class A shares in a tax-free conversion. Shareholders of Investor Class of the Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion.

24	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust, Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

28	Wells Fargo Advantage Small/Mid Cap Value Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2500TM Value Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for all periods. The Board took note of the explanations for the relative underperformance, including with respect to overall investment approach, sector allocations and investment decisions that affected the Fund’s performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes except the Investor Class. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for all share classes of the Fund were lower than, equal to or in range of their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those

Other information (unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	29

of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Advantage Small/Mid Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237484 11-15 SA245/SAR245 09-15

Wells Fargo Advantage

Special Small Cap Value Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Special Small Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Small Cap Value Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	3

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to shareholders

At a meeting held August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Special Small Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Robert Rifkin, CFA

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ESPAX)	5-7-1993	(5.32)	10.55	5.84	0.46	11.87	6.47	1.35	1.35
Class B (ESPBX)*	3-26-1999	(4.42)	10.77	5.91	(0.29)	11.04	5.91	2.10	2.10
Class C (ESPCX)	12-12-2000	(1.26)	11.04	5.67	(0.26)	11.04	5.67	2.10	2.10
Class R (ESPHX)	9-30-2015	–	–	–	0.19	11.37	6.06	1.60	1.60
Class R6 (ESPRX)	10-31-2014	–	–	–	0.89	12.33	6.82	0.92	0.90
Administrator Class (ESPIX)	7-23-1996	–	–	–	0.67	12.15	6.73	1.27	1.21
Institutional Class (ESPNX)	7-30-2010	–	–	–	0.85	12.32	6.81	1.02	0.95
Russell 2000® Value Index[4]	–	–	–	–	(1.60)	10.17	5.35	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
First Citizens BancShares Corporation Class A	2.43
Brown & Brown Incorporated	1.80
TreeHouse Foods Incorporated	1.71
UMB Financial Corporation	1.71
Eagle Materials Incorporated	1.69
Mueller Industries Incorporated	1.68
Simpson Manufacturing Company Incorporated	1.68
Franklin Electric Company Incorporated	1.65
GSI Group Incorporated	1.62
ProAssurance Corporation	1.57

Sector distribution[6] as of September 30, 2015

[1]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Institutional Class shares adjusted to reflect the higher expenses applicable to Class R. Historical performance for Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2016 (July 31, 2017 for Class R), to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.59% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Special Small Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$891.01	$6.35	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.78	1.34%
Class B
Actual	$1,000.00	$887.60	$9.89	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	$10.56	2.09%
Class C
Actual	$1,000.00	$887.73	$9.89	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.59	$10.56	2.09%
Class R
Actual	$1,000.00	$889.80	$7.53	1.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.10	$8.04	1.59%
Class R6
Actual	$1,000.00	$893.05	$4.22	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.61	$4.51	0.89%
Administrator Class
Actual	$1,000.00	$891.82	$5.31	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.67	1.12%
Institutional Class
Actual	$1,000.00	$892.75	$4.46	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.36	$4.76	0.94%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 95.89%

Consumer Discretionary: 11.01%

Diversified Consumer Services: 0.65%
Liberty Tax Incorporated	195,147	$4,544,974

Hotels, Restaurants & Leisure: 4.56%
Denny’s Corporation †	362,896	4,002,743
DineEquity Incorporated	98,050	8,987,265
Krispy Kreme Doughnuts Incorporated †	557,700	8,159,151
Ruby Tuesday Incorporated †	555,100	3,447,171
The Wendy’s Company	838,100	7,249,565

		31,845,895

Household Durables: 2.50%
Blyth Incorporated †	149,500	892,515
Dixie Group Incorporated «†	419,346	3,505,733
Helen of Troy Limited †	81,700	7,295,810
Tupperware Brands Corporation «	116,400	5,760,636

		17,454,694

Media: 1.18%
A.H. Belo Corporation Class A	902,039	4,447,052
New Media Investment Group Incorporated	242,943	3,755,899

		8,202,951

Specialty Retail: 1.49%
Ascena Retail Group Incorporated †	137,100	1,907,061
Christopher & Banks Corporation †	519,120	576,223
Guess? Incorporated	193,900	4,141,704
The Buckle Incorporated «	101,400	3,748,758

		10,373,746

Textiles, Apparel & Luxury Goods: 0.63%
Delta Apparel Incorporated †	247,739	4,367,639

Consumer Staples: 6.49%

Beverages: 0.92%
Cott Corporation	595,200	6,446,016

Food & Staples Retailing: 0.68%
SUPERVALU Incorporated †	382,700	2,747,786
The Fresh Market Incorporated †	88,800	2,005,992

		4,753,778

Food Products: 1.74%
SunOpta Incorporated †	42,400	206,064
TreeHouse Foods Incorporated †	153,285	11,924,040

		12,130,104

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Household Products: 3.15%
Central Garden & Pet Company †	351,892	$5,443,769
Spectrum Brands Holdings Incorporated	69,800	6,387,398
WD-40 Company	113,822	10,138,126

		21,969,293

Energy: 3.71%

Energy Equipment & Services: 2.18%
Atwood Oceanics Incorporated «	222,700	3,298,187
CARBO Ceramics Incorporated «	154,300	2,930,157
Patterson-UTI Energy Incorporated	259,100	3,404,574
Steel Excel Incorporated †	280,613	5,598,229

		15,231,147

Oil, Gas & Consumable Fuels: 1.53%
Energen Corporation	65,500	3,265,830
Gulfport Energy Corporation †	115,823	3,437,627
PDC Energy Incorporated †	74,600	3,954,546

		10,658,003

Financials: 21.33%

Banks: 8.26%
Associated Banc-Corp	371,500	6,675,855
BBCN Bancorp Incorporated	234,400	3,520,688
First Citizens BancShares Corporation Class A	74,900	16,927,400
First Niagara Financial Group Incorporated	410,000	4,186,100
Hancock Holding Company	190,900	5,163,845
TCF Financial Corporation	607,336	9,207,214
UMB Financial Corporation	234,663	11,923,227

		57,604,329

Capital Markets: 2.57%
Apollo Investment Corporation «	607,900	3,331,292
CIFC Corporation	179,685	1,284,748
New Mountain Finance Corporation «	236,700	3,216,753
Westwood Holdings Group Incorporated	186,412	10,131,492

		17,964,285

Insurance: 7.57%
Brown & Brown Incorporated	404,400	12,524,268
Endurance Specialty Holdings Limited	97,300	5,938,219
Fidelity & Guaranty Life	114,497	2,809,756
ProAssurance Corporation	223,800	10,981,866
RenaissanceRe Holdings Limited	42,500	4,518,600
Stewart Information Services Corporation	138,700	5,674,217
Validus Holdings Limited	230,300	10,379,621

		52,826,547

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	9

Security name	Shares	Value

REITs: 2.93%
Apollo Commercial Real Estate Finance Incorporated	177,400	$2,786,954
Gramercy Property Trust Incorporated	245,600	5,101,112
Hatteras Financial Corporation	570,408	8,641,681
LaSalle Hotel Properties	138,200	3,923,498

		20,453,245

Health Care: 8.89%

Biotechnology: 0.53%
Myriad Genetics Incorporated «†	98,000	3,673,040

Health Care Equipment & Supplies: 4.14%
Analogic Corporation	103,583	8,497,949
CryoLife Incorporated	225,900	2,198,007
Haemonetics Corporation †	169,100	5,465,312
Halyard Health Incorporated †	138,500	3,938,940
Meridian Diagnostics Incorporated	219,500	3,753,450
Steris Corporation	78,100	5,074,157

		28,927,815

Health Care Providers & Services: 2.49%
Owens & Minor Incorporated	138,100	4,410,914
Patterson Companies Incorporated	171,900	7,434,675
WellCare Health Plans Incorporated †	63,900	5,506,902

		17,352,491

Health Care Technology: 0.53%
HMS Holdings Corporation †	418,600	3,671,122

Life Sciences Tools & Services: 0.81%
Bio-Rad Laboratories Incorporated Class A †	42,200	5,667,882

Pharmaceuticals: 0.39%
Theravance Incorporated «	381,200	2,737,016

Industrials: 19.42%

Building Products: 1.69%
Simpson Manufacturing Company Incorporated	350,818	11,748,895

Commercial Services & Supplies: 4.78%
ACCO Brands Corporation †	1,099,869	7,776,074
Brady Corporation Class A	333,400	6,554,644
Matthews International Corporation Class A	141,298	6,919,363
Quad Graphics Incorporated	209,300	2,532,530
Viad Corporation	330,553	9,582,731

		33,365,342

Construction & Engineering: 1.18%
EMCOR Group Incorporated	185,900	8,226,075

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Electrical Equipment: 3.35%
Babcock & Wilcox Enterprises Incorporated †	63,400	$1,065,120
EnerSys	128,800	6,901,104
Franklin Electric Company Incorporated	422,087	11,493,429
Regal-Beloit Corporation	69,700	3,934,565

		23,394,218

Machinery: 7.29%
Briggs & Stratton Corporation	219,300	4,234,683
Circor International Incorporated	34,500	1,384,140
Douglas Dynamics Incorporated	475,147	9,436,419
ESCO Technologies Incorporated	216,700	7,779,530
Hillenbrand Incorporated	258,902	6,734,041
Kadant Incorporated	245,044	9,559,166
Mueller Industries Incorporated	397,340	11,753,317

		50,881,296

Professional Services: 1.13%
Korn/Ferry International	239,146	7,908,558

Information Technology: 12.57%

Communications Equipment: 0.97%
Aviat Networks Incorporated †	807,647	839,953
NETGEAR Incorporated †	201,900	5,889,423

		6,729,376

Electronic Equipment, Instruments & Components: 5.13%
AVX Corporation	408,998	5,353,784
Coherent Incorporated †	92,300	5,048,810
GSI Group Incorporated †	888,505	11,310,669
Orbotech Limited †	314,697	4,862,069
Vishay Intertechnology Incorporated	950,521	9,210,548

		35,785,880

IT Services: 3.46%
Acxiom Corporation †	119,554	2,362,387
DST Systems Incorporated	70,900	7,454,426
Sykes Enterprises Incorporated †	337,800	8,613,900
Teradata Corporation †	198,200	5,739,872

		24,170,585

Semiconductors & Semiconductor Equipment: 0.68%
DSP Group Incorporated †	354,715	3,231,454
Exar Corporation †	249,652	1,485,429

		4,716,883

Software: 1.74%
ACI Worldwide Incorporated †	269,552	5,692,938
Progress Software Corporation †	249,951	6,456,234

		12,149,172

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	11

Security name		Shares	Value

Technology Hardware, Storage & Peripherals: 0.59%
Imation Corporation †		1,929,730	$4,110,325

Materials: 11.36%

Chemicals: 5.70%
A. Schulman Incorporated		127,758	4,148,302
HB Fuller Company		171,900	5,834,286
Innospec Incorporated		188,412	8,763,042
Quaker Chemical Corporation		95,900	7,391,972
Scotts Miracle-Gro Company Class A		96,400	5,863,048
Sensient Technologies Corporation		126,200	7,736,060

			39,736,710

Construction Materials: 1.69%
Eagle Materials Incorporated		172,700	11,816,134

Containers & Packaging: 0.71%
Silgan Holdings Incorporated		95,200	4,954,208

Metals & Mining: 0.86%
Royal Gold Incorporated		87,300	4,101,354
TimkenSteel Corporation		190,500	1,927,860

			6,029,214

Paper & Forest Products: 2.40%
Neenah Paper Incorporated		150,914	8,795,268
Schweitzer-Mauduit International Incorporated		230,287	7,917,267

			16,712,535

Utilities: 1.11%

Electric Utilities: 1.11%
Hawaiian Electric Industries Incorporated		270,600	7,763,514

Total Common Stocks (Cost $646,232,977)			669,054,932

	Yield
Short-Term Investments: 7.59%

Investment Companies: 7.59%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	21,253,444	21,253,444
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	31,696,041	31,696,041

Total Short-Term Investments (Cost $52,949,485)			52,949,485

Total investments in securities (Cost $699,182,462) *	103.48%	722,004,417
Other assets and liabilities, net	(3.48)	(24,299,021)

Total net assets	100.00%	$697,705,396

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of investments—September 30, 2015 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $706,684,197 and unrealized gains (losses) consists of:

Gross unrealized gains	$103,798,413
Gross unrealized losses	(88,478,193)

Net unrealized gains	$15,320,220

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	13

Assets
Investments
In unaffiliated securities (including $20,657,521 of securities loaned), at value (cost $646,232,977)	$669,054,932
In affiliated securities, at value (cost $52,949,485)	52,949,485

Total investments, at value (cost $699,182,462)	722,004,417
Cash	4,078
Receivable for investments sold	1,038,111
Receivable for Fund shares sold	1,109,722
Receivable for dividends	1,209,268
Receivable for securities lending income	45,694
Prepaid expenses and other assets	69,093

Total assets	725,480,383

Liabilities
Payable for investments purchased	4,917,724
Payable for Fund shares redeemed	790,265
Payable upon receipt of securities loaned	21,253,444
Management fee payable	477,292
Distribution fees payable	25,870
Administration fees payable	105,153
Accrued expenses and other liabilities	205,239

Total liabilities	27,774,987

Total net assets	$697,705,396

NET ASSETS CONSIST OF
Paid-in capital	$671,575,170
Undistributed net investment income	4,928,753
Accumulated net realized losses on investments	(1,620,482)
Net unrealized gains on investments	22,821,955

Total net assets	$697,705,396

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$393,440,636
Shares outstanding – Class A1	15,086,140
Net asset value per share – Class A	$26.08
Maximum offering price per share – Class A2	$27.67
Net assets – Class B	$1,822,914
Shares outstanding – Class B1	76,953
Net asset value per share – Class B	$23.69
Net assets – Class C	$39,146,174
Shares outstanding – Class C1	1,645,123
Net asset value per share – Class C	$23.80
Net assets – Class R	$25,000
Shares outstanding – Class R1	936
Net asset value per share – Class R	$26.72
Net assets – Class R6	$129,349
Shares outstanding – Class R6[1]	4,841
Net asset value per share – Class R6	$26.72
Net assets – Administrator Class	$65,862,760
Shares outstanding – Administrator Class[1]	2,465,821
Net asset value per share – Administrator Class	$26.71
Net assets – Institutional Class	$197,278,563
Shares outstanding – Institutional Class[1]	7,382,564
Net asset value per share – Institutional Class	$26.72

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Small Cap Value Fund	Statement of operations—six months ended September 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $11,759)	$7,008,163
Securities lending income, net	508,440
Income from affiliated securities	19,984

Total investment income	7,536,587

Expenses
Management fee	3,131,154
Administration fees
Class A	510,219
Class B	2,673
Class C	50,545
Class R6	9
Administrator Class	38,500
Institutional Class	104,847
Shareholder servicing fees
Class A	541,428
Class B	2,819
Class C	53,633
Administrator Class	83,694
Distribution fees
Class B	8,457
Class C	160,897
Custody and accounting fees	39,456
Professional fees	25,575
Registration fees	45,243
Shareholder report expenses	40,505
Trustees’ fees and expenses	3,545
Other fees and expenses	8,489

Total expenses	4,851,688
Less: Fee waivers and/or expense reimbursements	(167,149)

Net expenses	4,684,539

Net investment income	2,852,048

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	17,425,481
Net change in unrealized gains (losses) on investments	(104,157,611)

Net realized and unrealized gains (losses) on investments	(86,732,130)

Net decrease in net assets resulting from operations	$(83,880,082)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Small Cap Value Fund	15

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment income		$2,852,048		$6,802,567
Net realized gains on investments		17,425,481		45,004,416
Net change in unrealized gains (losses) on investments		(104,157,611)		1,853,024

Net increase (decrease) in net assets resulting from operations		(83,880,082)		53,660,007

Distributions to shareholders from
Net investment income
Class A		0		(3,226,001)
Class C		0		(11,114)
Class R6		0		(306)[2]
Administrator Class		0		(558,514)
Institutional Class		0		(2,040,765)
Net realized gains
Class A		0		(66,808,530)
Class B		0		(508,991)
Class C		0		(7,206,152)
Class R6		0		(3,880)[2]
Administrator Class		0		(9,100,902)
Institutional Class		0		(27,568,111)

Total distributions to shareholders		0		(117,033,266)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	870,100	24,717,015	2,415,533	73,079,829
Class B	31	808	831	22,261
Class C	74,916	1,934,581	146,593	4,105,094
Class R	936 [1]	25,000 [1]	N/A	N/A
Class R6	4,060	115,072	749 [2]	25,000 [2]
Administrator Class	937,252	26,906,761	1,104,188	34,033,327
Institutional Class	1,658,203	48,353,921	2,320,193	73,297,899

		102,053,158		184,563,410

Reinvestment of distributions
Class A	0	0	2,471,872	67,960,767
Class B	0	0	19,500	486,712
Class C	0	0	256,095	6,422,643
Class R6	0	0	149 [2]	4,186 [2]
Administrator Class	0	0	331,510	9,331,809
Institutional Class	0	0	795,610	22,416,688

		0		106,622,805

Payment for shares redeemed
Class A	(1,123,304)	(31,743,438)	(2,712,534)	(83,101,895)
Class B	(25,332)	(659,687)	(57,981)	(1,660,897)
Class C	(83,379)	(2,157,272)	(161,778)	(4,569,660)
Class R6	(117)	(3,509)	0 [2]	0 [2]
Administrator Class	(812,398)	(24,020,939)	(1,460,618)	(46,782,017)
Institutional Class	(622,413)	(18,010,355)	(1,170,774)	(36,425,234)

		(76,595,200)		(172,539,703)

Net increase in net assets resulting from capital share transactions		25,457,958		118,646,512

Total increase (decrease) in net assets		(58,422,124)		55,273,253

Net assets
Beginning of period		756,127,520		700,854,267

End of period		$697,705,396		$756,127,520

Undistributed net investment income		$4,928,753		$2,076,705

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended July 31, 2010[3]
CLASS A		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$29.27	$32.59	$31.35	$22.97	$20.97	$19.78	$18.50	$15.51
Net investment income (loss)	0.10	0.26	0.10	(0.01)[4]	(0.05)	(0.05)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	(3.29)	1.81	3.14	8.37	2.05	1.24	1.29	3.07

Total from investment operations	(3.19)	2.07	3.24	8.38	2.00	1.19	1.28	3.05
Distributions to shareholders from
Net investment income	0.00	(0.21)	(0.03)	0.00	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(5.18)	(1.97)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)[4]

Total distributions to shareholders	0.00	(5.39)	(2.00)	0.00	0.00	0.00	0.00	(0.06)
Net asset value, end of period	$26.08	$29.27	$32.59	$31.35	$22.97	$20.97	$19.78	$18.50
Total return[5]	(10.90)%	7.56%	10.74%	36.48%	9.54%	6.02%	6.92%	19.72%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.39%	1.41%	1.40%	1.38%	1.37%	1.46%	1.43%
Net expenses	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.39%
Net investment income (loss)	0.68%	0.90%	0.75%	0.04%	(0.16)%	(0.14)%	(0.19)%	(0.07)%
Supplemental data
Portfolio turnover rate	24%	79%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$393,441	$448,980	$429,089	$409,557	$366,320	$387,767	$477,079	$472,903

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Special Values Fund.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended July 31, 2010[3]
CLASS B		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$26.69	$30.19	$29.23	$21.58	$19.85	$18.87	$17.68	$14.88
Net investment income (loss)	(0.01)[4]	0.03 [4]	0.00 [4,5]	(0.16)[4]	(0.19)[4]	(0.18)[4]	(0.08)	(0.14)[4]
Net realized and unrealized gains (losses) on investments	(2.99)	1.65	2.93	7.81	1.92	1.16	1.27	2.94

Total from investment operations	(3.00)	1.68	2.93	7.65	1.73	0.98	1.19	2.80
Distributions to shareholders from
Net realized gains	0.00	(5.18)	(1.97)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.69	$26.69	$30.19	$29.23	$21.58	$19.85	$18.87	$17.68
Total return[4]	(11.24)%	6.76%	10.42%	35.45%	8.72%	5.19%	6.73%	18.82%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.14%	2.16%	2.14%	2.12%	2.13%	2.21%	2.18%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.15%
Net investment income (loss)	(0.11)%	0.09%	0.02%	(0.64)%	(0.89)%	(0.88)%	(0.93)%	(0.82)%
Supplemental data
Portfolio turnover rate	24%	79%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$1,823	$2,729	$4,224	$4,770	$9,171	$22,053	$36,922	$36,654

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen Special Values Fund.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended July 31, 2010[3]
CLASS C		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$26.81	$30.31	$29.34	$21.66	$19.92	$18.94	$17.74	$14.93
Net investment income (loss)	(0.01)	0.04 [4]	0.00 [4,5]	(0.18)[4]	(0.19)[4]	(0.18)[4]	(0.07)	(0.18)
Net realized and unrealized gains (losses) on investments	(3.00)	1.65	2.94	7.86	1.93	1.16	1.27	2.99

Total from investment operations	(3.01)	1.69	2.94	7.68	1.74	0.98	1.20	2.81
Distributions to shareholders from
Net investment income	0.00	(0.01)	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	0.00	(5.18)	(1.97)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(5.19)	(1.97)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$23.80	$26.81	$30.31	$29.34	$21.66	$19.92	$18.94	$17.74
Total return[6]	(11.23)%	6.75%	10.42%	35.46%	8.73%	5.17%	6.76%	18.82%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.14%	2.16%	2.15%	2.13%	2.13%	2.21%	2.18%
Net expenses	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.12%
Net investment income (loss)	(0.07)%	0.15%	0.00%	(0.71)%	(0.91)%	(0.89)%	(0.93)%	(0.80)%
Supplemental data
Portfolio turnover rate	24%	79%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$39,146	$44,327	$42,816	$39,620	$33,478	$34,270	$40,850	$40,968

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Special Values Fund.

[4]	Calculated based upon average shares outstanding.

[5]	Amount is less than $0.005.

[6]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	19

(For a share outstanding throughout the period)

CLASS R	Period ended September 30, 2015[1] (unaudited)
Net asset value, beginning of period	$26.72
Net investment income	0.00
Net realized and unrealized gains (losses) on investments	0.00

Total from investment operations	0.00
Net asset value, end of period	$26.72
Total return[2]	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.00%
Net expenses	0.00%
Net investment income	0.00%
Supplemental data
Portfolio turnover rate	24%
Net assets, end of period (000s omitted)	$25

[1]	The class commenced operations on September 30, 2015. Information represents activity for the one day of operation.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended September 30, 2015 (unaudited)	Year ended March 31, 2015[1]
Net asset value, beginning of period	$29.91	$33.38
Net investment income	0.22 [2]	0.26 [2]
Net realized and unrealized gains (losses) on investments	(3.41)	1.80

Total from investment operations	(3.19)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.35)
Net realized gains	0.00	(5.18)

Total distributions to shareholders	0.00	(5.53)
Net asset value, end of period	$26.72	$29.91
Total return[3]	(10.70)%	7.42%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.89%
Net expenses	0.89%	0.89%
Net investment income	1.56%	2.16%
Supplemental data
Portfolio turnover rate	24%	79%
Net assets, end of period (000s omitted)	$129	$27

[1]	For the period from October 31, 2014 (commencement of class operations) to March 31, 2015

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended July 31, 2010[3]
ADMINISTRATOR CLASS		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$29.94	$33.21	$31.85	$23.28	$21.21	$19.96	$18.65	$15.63
Net investment income	0.13 [4]	0.35 [4]	0.14 [4]	0.08 [4]	0.02 [4]	0.02 [4]	0.01	0.04 [4]
Net realized and unrealized gains (losses) on investments	(3.36)	1.83	3.21	8.49	2.05	1.23	1.30	3.04

Total from investment operations	(3.23)	2.18	3.35	8.57	2.07	1.25	1.31	3.08
Distributions to shareholders from
Net investment income	0.00	(0.27)	(0.02)	(0.00)[5]	0.00	0.00	0.00	(0.01)
Net realized gains	0.00	(5.18)	(1.97)	0.00	0.00	0.00	0.00	0.00
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.05)[4]

Total distributions to shareholders	0.00	(5.45)	(1.99)	(0.00)[5]	0.00	0.00	0.00	(0.06)
Net asset value, end of period	$26.71	$29.94	$33.21	$31.85	$23.28	$21.21	$19.96	$18.65
Total return[6]	(10.82)%	7.78%[7]	10.91%	36.82%	9.76%	6.26%	7.02%	20.02%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.23%	1.24%	1.23%	1.22%	1.22%	1.30%	1.17%
Net expenses	1.12%	1.09%	1.09%	1.09%	1.09%	1.09%	1.09%	1.13%
Net investment income	0.91%	1.10%	1.04%	0.30%	0.10%	0.12%	0.05%	0.21%
Supplemental data
Portfolio turnover rate	24%	79%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$65,863	$70,100	$78,563	$96,940	$232,283	$273,510	$335,766	$320,814

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Special Values Fund.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

[7]	Total return reflects adjustments to conform with generally accepted accounting principles.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Special Small Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended July 31, 2010[3]
INSTITUTIONAL CLASS		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$29.93	$33.21	$31.94	$23.36	$21.24	$19.96	$18.66	$18.66
Net investment income (loss)	0.16 [3]	0.43 [4]	0.15	0.10	0.05 [4]	0.04	(0.02)[4]	0.00 [4,5]
Net realized and unrealized gains (losses) on investments	(3.37)	1.80	3.22	8.53	2.07	1.24	1.32	0.00 [5]

Total from investment operations	(3.21)	2.23	3.37	8.63	2.12	1.28	1.30	0.00 [5]
Distributions to shareholders from
Net investment income	0.00	(0.33)	(0.13)	(0.05)	0.00	0.00	0.00	0.00
Net realized gains	0.00	(5.18)	(1.97)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(5.51)	(2.10)	(0.05)	0.00	0.00	0.00	0.00
Net asset value, end of period	$26.72	$29.93	$33.21	$31.94	$23.36	$21.24	$19.96	$18.66
Total return[5]	(10.73)%	7.96%	10.97%	37.02%	9.98%	6.41%	7.02%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.96%	0.98%	0.97%	0.95%	0.94%	1.10%	0.00%
Net expenses	0.94%	0.94%	0.94%	0.94%	0.94%	0.93%	0.94%	0.00%
Net investment income (loss)	1.10%	1.36%	1.15%	0.42%	0.21%	0.19%	(0.38)%	0.00%
Supplemental data
Portfolio turnover rate	24%	79%	37%	65%	69%	54%	7%	45%
Net assets, end of period (000s omitted)	$197,279	$189,965	$146,162	$138,638	$88,067	$27,217	$3,106	$10

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

[3]	For the period from July 30, 2010 (commencement of class operations) to July 31, 2010

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

24	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,837,924 expiring in 2017.

As of March 31, 2015, the Fund had $7,289,000 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	25
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$76,789,899	$0	$0	$76,789,899
Consumer staples	45,299,191	0	0	45,299,191
Energy	20,290,921	5,598,229	0	25,889,150
Financials	148,848,406	0	0	148,848,406
Health care	62,029,366	0	0	62,029,366
Industrials	135,524,384	0	0	135,524,384
Information technology	87,662,221	0	0	87,662,221
Materials	79,248,801	0	0	79,248,801
Utilities	7,763,514	0	0	7,763,514

Short-term investments
Investment companies	31,696,041	21,253,444	0	52,949,485
Total assets	$695,152,744	$26,851,673	$0	$722,004,417

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.80% and declined to 0.68% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.84% of the Fund’s average daily net assets.

26	Wells Fargo Advantage Special Small Cap Value Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Class R	0.21	N/A
Class R6	0.03	0.03
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap	Expiration date
Class A	1.34%	July 31, 2016
Class B	2.09%	July 31, 2016
Class C	2.09%	July 31, 2016
Class R	1.59%	July 31, 2017
Class R6	0.89%	July 31, 2016
Administrator Class	1.20%*	July 31, 2016	*
Institutional Class	0.94%	July 31, 2016

*	Prior to August 1, 2015, the Fund’s expenses were capped at 1.09% for Administrator Class shares.

After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2015, Funds Distributor received $4,622 from the sale of Class A shares and $32 in contingent deferred sales charges from redemptions of Class C shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $214,173,109 and $166,940,925, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $666 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

32	Wells Fargo Advantage Special Small Cap Value Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell 2000® Value Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to increase the net operating expense ratio cap for the Administrator Class. In accepting such proposed new net expense ratio cap, the Board noted that the Fund’s new net operating expense ratios would still be lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Other information (unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	33

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Advantage Special Small Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237485 11-15 SA246/SAR246 09-15

Wells Fargo Advantage

Traditional Small Cap Growth Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Traditional Small Cap Growth Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Traditional Small Cap Growth Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Letter to shareholders (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Traditional Small Cap Growth Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Alexi Makkas

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EGWAX)	6-5-1995	(4.79)	9.77	5.71	1.04	11.08	6.34	1.42	1.33
Class C (EGWCX)	7-30-2010	(0.68)	10.27	5.55	0.32	10.27	5.55	2.17	2.08
Administrator Class (EGWDX)	7-30-2010	–	–	–	1.19	11.25	6.44	1.34	1.20
Institutional Class (EGRYX)	11-19-1997	–	–	–	1.40	11.47	6.67	1.09	0.98
Russell 2000® Growth Index[4]	–	–	–	–	4.04	13.26	7.67	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	5

Ten largest holdings[5] (%) as of September 30, 2015
Fleetmatics Group plc	4.06
Portfolio Recovery Associates Incorporated	3.34
ClubCorp Holdings Incorporated	3.34
LogMeIn Incorporated	2.95
Pool Corporation	2.92
Sonic Corporation	2.78
Qlik Technologies Incorporated	2.77
Stewart Information Services Corporation	2.65
Motorcar Parts of America Incorporated	2.61
Ultimate Software Group Incorporated	2.49

Sector distribution[6] as of September 30, 2015

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Traditional Small Cap Growth Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$895.23	$6.32	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.73	1.33%
Class C
Actual	$1,000.00	$891.92	$9.86	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.64	$10.50	2.08%
Administrator Class
Actual	$1,000.00	$896.09	$5.70	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07	1.20%
Institutional Class
Actual	$1,000.00	$896.90	$4.66	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$4.96	0.98%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	7

Security name	Shares	Value

Common Stocks: 97.18%

Consumer Discretionary: 21.43%

Auto Components: 4.56%
Cooper-Standard Holdings Incorporated †	39,000	$2,262,000
Motorcar Parts of America Incorporated †	96,200	3,014,908

		5,276,908

Diversified Consumer Services: 0.73%
Bright Horizons Family Solutions Incorporated †	13,200	847,968

Hotels, Restaurants & Leisure: 10.12%
ClubCorp Holdings Incorporated	180,000	3,862,800
Krispy Kreme Doughnuts Incorporated †	170,000	2,487,100
Sonic Corporation	140,000	3,213,000
Zoe’s Kitchen Incorporated «†	54,200	2,140,358

		11,703,258

Internet & Catalog Retail: 2.32%
Shutterfly Incorporated †	75,000	2,681,250

Leisure Products: 3.70%
Nautilus Group Incorporated †	60,000	900,000
Pool Corporation	46,700	3,376,410

		4,276,410

Consumer Staples: 3.44%

Food & Staples Retailing: 0.89%
Casey’s General Stores Incorporated	10,000	1,029,200

Food Products: 1.14%
Freshpet Incorporated «†	126,000	1,323,000

Household Products: 1.41%
WD-40 Company	18,300	1,629,981

Energy: 0.56%

Energy Equipment & Services: 0.56%
Aspen Aerogels Incorporated †	86,400	648,000

Financials: 9.53%

Banks: 0.54%
PrivateBancorp Incorporated	16,200	620,946

Consumer Finance: 3.34%
Portfolio Recovery Associates Incorporated «†	73,000	3,863,160

Insurance: 2.65%
Stewart Information Services Corporation	75,000	3,068,250

Real Estate Management & Development: 1.99%
Marcus & Millichap Incorporated †	50,000	2,299,500

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name	Shares	Value

Thrifts & Mortgage Finance: 1.01%
Bofi Holding Incorporated †	9,100	$1,172,353

Health Care: 23.69%

Biotechnology: 5.79%
AMAG Pharmaceuticals Incorporated †	49,900	1,982,527
Emergent BioSolutions Incorporated †	38,300	1,091,167
Exact Sciences Corporation «†	78,700	1,415,813
Novavax Incorporated †	105,000	742,350
Repligen Corporation †	52,400	1,459,340

		6,691,197

Health Care Equipment & Supplies: 6.54%
Cardiovascular Systems Incorporated †	41,684	660,275
DexCom Incorporated †	6,837	587,025
Globus Medical Incorporated †	120,000	2,479,200
Inogen Incorporated †	45,000	2,184,750
LDR Holding Corporation †	48,000	1,657,440

		7,568,690

Health Care Providers & Services: 4.21%
Capital Senior Living Corporation †	95,600	1,916,780
Ensign Group Incorporated	27,100	1,155,273
Surgical Care Affiliates Incorporated †	55,000	1,797,950

		4,870,003

Health Care Technology: 3.74%
Imprivata Incorporated †	125,000	2,221,250
Medidata Solutions Incorporated †	50,000	2,105,500

		4,326,750

Pharmaceuticals: 3.41%
Akorn Incorporated †	52,000	1,482,260
Intersect ENT Incorporated †	85,000	1,989,000
TherapeuticsMD Incorporated †	80,000	468,800

		3,940,060

Industrials: 11.07%

Air Freight & Logistics: 1.53%
Echo Global Logistics Incorporated †	90,000	1,764,000

Building Products: 1.85%
Apogee Enterprises Incorporated	48,000	2,143,200

Commercial Services & Supplies: 1.86%
Mobile Mini Incorporated	70,000	2,155,300

Electrical Equipment: 0.57%
Generac Holdings Incorporated †	22,000	661,980

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	9

Security name		Shares	Value

Professional Services: 3.81%
The Advisory Board Company †		51,100	$2,327,094
Wageworks Incorporated †		46,020	2,074,582

			4,401,676

Trading Companies & Distributors: 1.45%
H&E Equipment Services Incorporated		100,000	1,672,000

Information Technology: 27.46%

Electronic Equipment, Instruments & Components: 1.72%
Littelfuse Incorporated		21,800	1,987,070

Internet Software & Services: 4.42%
Demandware Incorporated †		33,000	1,705,440
LogMeIn Incorporated †		50,000	3,408,000

			5,113,440

IT Services: 4.62%
Euronet Worldwide Incorporated †		38,000	2,815,420
Heartland Payment Systems Incorporated		40,000	2,520,400

			5,335,820

Semiconductors & Semiconductor Equipment: 2.53%
Cavium Incorporated †		8,500	521,645
Exar Corporation †		165,000	981,750
Integrated Device Technology Incorporated †		70,000	1,421,000

			2,924,395

Software: 14.17%
Bottomline Technologies Incorporated †		100,000	2,501,000
Ellie Mae Incorporated †		25,000	1,664,250
Fleetmatics Group plc †		95,712	4,698,501
Guidewire Software Incorporated †		27,400	1,440,692
Qlik Technologies Incorporated †		88,000	3,207,600
Ultimate Software Group Incorporated †		16,074	2,877,407

			16,389,450

Total Common Stocks (Cost $107,574,325)			112,385,215

	Yield
Short-Term Investments: 6.98%

Investment Companies: 6.98%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	5,109,850	5,109,850
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	2,964,108	2,964,108

Total Short-Term Investments (Cost $8,073,958)			8,073,958

Total investments in securities (Cost $115,648,283) *	104.16%	120,459,173
Other assets and liabilities, net	(4.16)	(4,811,373)

Total net assets	100.00%	$115,647,800

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of investments—September 30, 2015 (unaudited)

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $115,946,138 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,049,231
Gross unrealized losses	(9,536,196)

Net unrealized gains	$4,513,035

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	11

Assets
Investments
In unaffiliated securities (including $4,977,797 of securities loaned), at value (cost $107,574,325)	$112,385,215
In affiliated securities, at value (cost $8,073,958)	8,073,958

Total investments, at value (cost $115,648,283)	120,459,173
Receivable for investments sold	1,200,359
Receivable for Fund shares sold	15,447
Receivable for dividends	25,736
Receivable for securities lending income	9,138
Prepaid expenses and other assets	49,910

Total assets	121,759,763

Liabilities
Payable for investments purchased	767,956
Payable for Fund shares redeemed	81,749
Payable upon receipt of securities loaned	5,109,850
Management fee payable	69,806
Distribution fee payable	141
Administration fees payable	20,168
Accrued expenses and other liabilities	62,293

Total liabilities	6,111,963

Total net assets	$115,647,800

NET ASSETS CONSIST OF
Paid-in capital	$86,642,728
Accumulated net investment loss	(865,494)
Accumulated net realized gains on investments	25,059,676
Net unrealized gains on investments	4,810,890

Total net assets	$115,647,800

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$103,027,005
Shares outstanding – Class A1	6,377,191
Net asset value per share – Class A	$16.16
Maximum offering price per share – Class A2	$17.15
Net assets – Class C	$215,205
Shares outstanding – Class C1	14,016
Net asset value per share – Class C	$15.35
Net assets – Administrator Class	$3,007,564
Shares outstanding – Administrator Class[1]	172,612
Net asset value per share – Administrator Class	$17.42
Net assets – Institutional Class	$9,398,026
Shares outstanding – Institutional Class[1]	532,013
Net asset value per share – Institutional Class	$17.67

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Traditional Small Cap Growth Fund	Statement of operations—six months ended September 30, 2015 (unaudited)

Investment income
Dividends	$270,929
Securities lending income, net	46,165
Income from affiliated securities	2,729

Total investment income	319,823

Expenses
Management fee	565,806
Administration fees
Class A	139,090
Class C	273
Administrator Class	2,002
Institutional Class	5,917
Shareholder servicing fees
Class A	147,563
Class C	291
Administrator Class	4,349
Distribution fee
Class C	873
Custody and accounting fees	9,526
Professional fees	24,297
Registration fees	31,772
Shareholder report expenses	15,485
Trustees’ fees and expenses	8,005
Other fees and expenses	3,704

Total expenses	958,953
Less: Fee waivers and/or expense reimbursements	(94,916)

Net expenses	864,037

Net investment loss	(544,214)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	18,588,279
Net change in unrealized gains (losses) on investments	(31,541,187)

Net realized and unrealized gains (losses) on investments	(12,952,908)

Net decrease in net assets resulting from operations	$(13,497,122)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Traditional Small Cap Growth Fund	13

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment loss		$(544,214)		$(1,186,546)
Net realized gains on investments		18,588,279		16,249,777
Net change in unrealized gains (losses) on investments		(31,541,187)		(6,954,098)

Net increase (decrease) in net assets resulting from operations		(13,497,122)		8,109,133

Distributions to shareholders from
Net realized gains
Class A		0		(20,918,267)
Class C		0		(64,164)
Administrator Class		0		(489,047)
Institutional Class		0		(2,109,310)

Total distributions to shareholders		0		(23,580,788)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	75,368	1,360,422	166,240	3,105,325
Class C	1,996	34,675	4,689	87,580
Administrator Class	37,517	736,870	18,974	376,286
Institutional Class	36,616	701,590	145,847	2,948,534

		2,833,557		6,517,725

Reinvestment of distributions
Class A	0	0	1,187,647	20,118,743
Class C	0	0	3,495	56,625
Administrator Class	0	0	26,596	485,372
Institutional Class	0	0	93,024	1,718,153

		0		22,378,893

Payment for shares redeemed
Class A	(557,288)	(10,064,956)	(1,439,029)	(27,107,396)
Class C	(1,479)	(25,555)	(15,128)	(267,013)
Administrator Class	(25,820)	(481,356)	(64,575)	(1,331,123)
Institutional Class	(104,583)	(2,001,230)	(421,031)	(8,665,650)

		(12,573,097)		(37,371,182)

Net decrease in net assets resulting from capital share transactions		(9,739,540)		(8,474,564)

Total decrease in net assets		(23,236,662)		(23,946,219)

Net assets
Beginning of period		138,884,462		162,830,681

End of period		$115,647,800		$138,884,462

Accumulated net investment loss		$(865,494)		$(321,280)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended September 30, 2010[3]
CLASS A		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$18.04	$20.37	$23.11	$17.08	$15.31	$14.31	$13.77	$12.24
Net investment loss	(0.08)[4]	(0.18)	(0.09)[4]	(0.11)[4]	(0.11)[4]	(0.16)[4]	(0.02)[4]	(0.12)[4]
Net realized and unrealized gains (losses) on investments	(1.80)	1.33	0.96	6.34	1.88	1.16	0.56	1.65

Total from investment operations	(1.88)	1.15	0.87	6.23	1.77	1.00	0.54	1.53
Distributions to shareholders from
Net realized gains	0.00	(3.48)	(3.61)	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$16.16	$18.04	$20.37	$23.11	$17.08	$15.31	$14.31	$13.77
Total return[5]	(10.48)%	6.77%	4.14%	36.98%	11.56%	6.99%	3.92%	12.50%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.47%	1.54%	1.48%	1.48%	1.43%	1.47%	1.39%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Net investment loss	(0.85)%	(0.87)%	(1.04)%	(0.58)%	(0.69)%	(0.96)%	(0.64)%	(0.92)%
Supplemental data
Portfolio turnover rate	80%	73%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$103,027	$123,712	$141,446	$141,933	$119,490	$123,063	$136,332	$133,166

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Growth Fund.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended September 30, 2010[3]
CLASS C		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$17.21	$19.73	$22.56	$16.80	$15.18	$14.29	$13.66	$13.18
Net investment loss	(0.12)	(0.29)[4]	(0.15)[4]	(0.26)	(0.25)	(0.27)[4]	(0.02)[4]	(0.04)[4]
Net realized and unrealized gains (losses) on investments	(1.74)	1.25	0.93	6.22	1.87	1.16	0.65	0.52

Total from investment operations	(1.86)	0.96	0.78	5.96	1.62	0.89	0.63	0.48
Distributions to shareholders from
Net realized gains	0.00	(3.48)	(3.61)	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$15.35	$17.21	$19.73	$22.56	$16.80	$15.18	$14.29	$13.66
Total return[5]	(10.81)%	5.98%	3.85%	35.92%	10.74%	6.16%	3.93%	4.32%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.22%	2.30%	2.23%	2.23%	2.18%	2.25%	2.19%
Net expenses	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.59)%	(1.61)%	(1.81)%	(1.36)%	(1.44)%	(1.72)%	(1.31)%	(1.67)%
Supplemental data
Portfolio turnover rate	80%	73%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$215	$232	$403	$150	$116	$115	$99	$10

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[3]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended September 30, 2010[3]
ADMINISTRATOR CLASS		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$19.44	$21.65	$24.33	$17.94	$16.06	$14.99	$14.43	$13.80
Net investment loss	(0.07)[4]	(0.15)[4]	(0.08)[4]	(0.09)[4]	(0.09)[4]	(0.14)[4]	(0.01)[4]	(0.02)[4]
Net realized and unrealized gains (losses) on investments	(1.95)	1.42	1.01	6.68	1.97	1.21	0.57	0.65

Total from investment operations	(2.02)	1.27	0.93	6.59	1.88	1.07	0.56	0.63
Distributions to shareholders from
Net realized gains	0.00	(3.48)	(3.61)	(0.20)	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.42	$19.44	$21.65	$24.33	$17.94	$16.06	$14.99	$14.43
Total return[5]	(10.39)%	6.93%	4.18%	37.21%	11.71%	7.14%	3.95%	4.49%
Ratios to average net assets (annualized)
Gross expenses	1.36%	1.29%	1.32%	1.26%	1.26%	1.23%	1.31%	1.37%
Net expenses	1.20%	1.19%	1.19%	1.17%	1.17%	1.19%	1.20%	1.20%
Net investment loss	(0.71)%	(0.73)%	(0.90)%	(0.43)%	(0.54)%	(0.83)%	(0.55)%	(0.77)%
Supplemental data
Portfolio turnover rate	80%	73%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$3,008	$3,128	$3,896	$3,882	$3,063	$3,413	$11	$10

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[3]	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

[4]	Calculated based upon average shares outstanding

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31		Year ended October 31				Year ended September 30, 2010[3]
INSTITUTIONAL CLASS		2015	2014[1]	2013	2012	2011	2010[2]
Net asset value, beginning of period	$19.69	$21.84	$24.50	$18.03	$16.11	$15.01	$14.43	$12.79
Net investment income (loss)	(0.05)[4]	(0.11)[4]	(0.07)[4]	0.00 [4,5]	(0.06)[4]	(0.10)	(0.00)[4,5]	(0.10)[4]
Net realized and unrealized gains (losses) on investments	(1.97)	1.44	1.02	6.67	1.98	1.20	0.58	1.74

Total from investment operations	(2.02)	1.33	0.95	6.67	1.92	1.10	0.58	1.64
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[5]
Net realized gains	0.00	(3.48)	(3.61)	(0.20)	0.00	0.00	0.00	0.00

Total distributions to shareholders	0.00	(3.48)	(3.61)	(0.20)	0.00	0.00	0.00	(0.00)[5]
Net asset value, end of period	$17.67	$19.69	$21.84	$24.50	$18.03	$16.11	$15.01	$14.43
Total return[6]	(10.31)%	7.16%	4.29%	37.42%	11.92%	7.33%	4.02%	12.87%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.04%	1.10%	1.04%	1.05%	1.00%	1.04%	1.06%
Net expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	1.05%
Net investment income (loss)	(0.50)%	(0.52)%	(0.69)%	0.01%	(0.35)%	(0.61)%	(0.29)%	(0.78)%
Supplemental data
Portfolio turnover rate	80%	73%	36%	77%	57%	123%	9%	80%
Net assets, end of period (000s omitted)	$9,398	$11,812	$17,086	$17,997	$43,160	$71,493	$105,475	$102,499

[1]	For the five months ended March 31, 2014. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2014.

[2]	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Growth Fund.

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005.

[6]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	19

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had a qualified late-year ordinary loss of $306,018 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$24,785,794	$0	$0	$24,785,794
Consumer staples	3,982,181	0	0	3,982,181
Energy	648,000	0	0	648,000
Financials	11,024,209	0	0	11,024,209
Health care	27,396,700	0	0	27,396,700
Industrials	12,798,156	0	0	12,798,156
Information technology	31,750,175	0	0	31,750,175

Short-term investments
Investment companies	2,964,108	5,109,850	0	8,073,958
Total assets	$115,349,323	$5,109,850	$0	$120,459,173

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.80% and declined to 0.68% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus

Notes to financial statements (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	21

account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A shares, 2.08% for Class C shares, 1.20% for Administrator Class shares, and 0.98% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2015, Funds Distributor received $954 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $101,381,935 and $111,219,244, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $126 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.

22	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to financial statements (unaudited)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	27

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review except for the ten-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Russell 2000® Growth Index, for all periods under review.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to overall investment approach, market factors, sector allocations and investment decisions that affected the Fund’s performance. The Board also noted that the Fund experienced a portfolio manager changes in 2014 and 2015.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than, in range of or equal to the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

28	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Traditional Small Cap Growth Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237486 11-15 SA247/SAR247 09-15

Wells Fargo Advantage Precious Metals Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Precious Metals Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Gold prices fluctuated widely and ultimately fell nearly 6% during the six-month period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Precious Metals Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Gold prices fluctuated widely and ultimately fell nearly 6% during the six-month period.

During the second quarter of 2015, gold and gold-related stocks delivered relatively flat results, with minor price changes. The U.S. dollar declined slightly relative to the euro following the report of weak first-quarter 2015 U.S. gross domestic product. All else being equal, the price of gold tends to rise as the dollar

Letter to shareholders (unaudited)	Wells Fargo Advantage Precious Metals Fund	3

weakens partly because it takes more dollars to buy an equivalent amount of gold. However, despite the positive influence of the modestly weaker dollar, strengthening U.S. Treasury yields pressured gold prices because as Treasury yields rise, some investors move toward Treasuries and away from gold. From July 1, 2015, through the end of the reporting period, gold prices fluctuated within a narrow trading range, falling nearly 5% during those three months; gold-related stocks declined significantly more. The metal’s most pronounced decline occurred during July when the U.S. dollar strengthened and a weaker-than-expected update about China’s gold holdings disappointed the market. Historically, gold-related stocks often have surpassed movement in underlying gold prices, both up or down, which is an unfavorable characteristic when investors expect the price of gold to decline. Throughout the reporting period, Fed announcements influenced trends in gold and other precious metals prices.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Precious Metals Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael Bradshaw, CFA

Oleg Makhorine

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKWAX)	1-20-1998	(35.82)	(22.10)	(2.07)	(31.90)	(21.17)	(1.49)	1.17	1.09
Class B (EKWBX)*	1-30-1978	(35.81)	(22.03)	(2.00)	(32.43)	(21.76)	(2.00)	1.92	1.84
Class C (EKWCX)	1-29-1998	(33.40)	(21.75)	(2.22)	(32.40)	(21.75)	(2.22)	1.92	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	(31.80)	(21.05)	(1.36)	1.09	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	(31.70)	(20.90)	(1.19)	0.84	0.79
FTSE Gold Mines Index[4]	–	–	–	–	(34.39)	(24.36)	(6.95)	–	–
S&P 500 Index[5]	–	–	–	–	(0.61)	13.34	6.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, geographic, nondiversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Precious Metals Fund	5

Ten largest holdings[6] (%) as of September 30, 2015
Randgold Resources Limited ADR	10.36
Gold Bullion	7.27
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares	6.68
Royal Gold Incorporated	6.19
Newmont Mining Corporation	4.11
Fresnillo plc	3.83
Goldcorp Incorporated	3.81
AngloGold Ashanti Limited ADR	3.31
Franco-Nevada Corporation	3.02
Goldcorp Incorporated-U.S. Exchange Traded Shares	2.91

Country allocation[7] as of September 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior July 19, 2010, is based on the Fund’s predecessor Evergreen Precious Metals Fund.

[2]	Reflect the expense ratios as stated in the most recent prospectuses. The expense ratios are subject to change and may differ from the annualized expense ratio shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Precious Metals Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$805.45	$4.93	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.52	1.09%
Class B
Actual	$1,000.00	$802.51	$8.31	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Class C
Actual	$1,000.00	$802.46	$8.31	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$805.97	$4.30	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$806.68	$3.58	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Consolidated portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Precious Metals Fund	7

Security name	Shares	Value

Common Stocks: 89.23%

Australia: 2.67%
Newcrest Mining Limited (Materials, Metals & Mining) †	788,440	$7,094,992

Canada: 57.81%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	266,370	6,752,565
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & Mining)	35,000	886,200
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining)	700,164	17,728,152
Alamos Gold Incorporated Class A (Materials, Metals & Mining)	1,388,980	5,141,672
Aureus Mining Incorporated (Materials, Metals & Mining) †	7,703,000	2,040,657
AuRico Metals Incorporated (Materials, Metals & Mining) †	610,742	302,053
B2Gold Corporation (Materials, Metals & Mining) †	5,590,000	5,906,257
Barrick Gold Corporation (Materials, Metals & Mining)	984,083	6,258,768
Centerra Gold Incorporated (Materials, Metals & Mining)	260,000	1,469,015
Centerra Gold Incorporated (Materials, Metals & Mining) 144A	350,000	1,977,520
Detour Gold Corporation (Materials, Metals & Mining) †	441,057	4,703,066
Detour Gold Corporation (Materials, Metals & Mining) 144A†	525,000	5,602,098
Detour Gold Corporation-Legend Shares (Materials, Metals & Mining) †	90,000	960,360
Eldorado Gold Corporation (Materials, Metals & Mining)	2,026,044	6,497,916
Entree Gold Incorporated-Legend Shares (Materials, Metals & Mining)	1,275,000	363,057
Exeter Resource Corporation-Legend Shares (Materials, Metals & Mining)	585,000	184,114
Franco-Nevada Corporation (Materials, Metals & Mining) 144A	142,500	6,295,841
Franco-Nevada Corporation (Materials, Metals & Mining)	182,000	8,020,547
Goldcorp Incorporated (Materials, Metals & Mining)	807,254	10,120,164
Goldcorp Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	616,694	7,721,009
Kinross Gold Corporation (Materials, Metals & Mining) †	4,150,553	7,215,649
Lake Shore Gold Corporation (Materials, Metals & Mining) †	3,800,000	3,189,209
Mag Silver Corporation (Materials, Metals & Mining) †	720,000	5,125,515
Mag Silver Corporation-Legend Shares (Materials, Metals & Mining) †	100,000	711,877
New Gold Incorporated (Materials, Metals & Mining) †	300,000	676,658
Osisko Gold Royalties Limited (Materials, Metals & Mining)	366,700	3,874,462
Platinum Group Metals Limited (Materials, Metals & Mining) †	3,450,000	775,571
Platinum Group Metals Limited-Legend Shares (Materials, Metals & Mining) †	800,000	179,843
Platinum Group Metals Limited-U.S. Exchange Traded Shares (Materials, Metals & Mining) †	1,440,000	331,200
Primero Mining Corporation (Materials, Metals & Mining) †	325,100	760,069
Semafo Incorporated (Materials, Metals & Mining) †	3,160,400	6,844,178
Silver Wheaton Corporation (Materials, Metals & Mining)	12,950	155,652
Silver Wheaton Corporation-U.S. Exchange Traded Shares (Materials, Metals & Mining)	605,000	7,266,050
Tahoe Resources Incorporated (Materials, Metals & Mining)	670,000	5,176,246
Tahoe Resources Incorporated-Legend Shares (Materials, Metals & Mining)	280,000	2,163,207
Torex Gold Resources Incorporated (Materials, Metals & Mining) †(i)	2,200,000	2,060,697
Torex Gold Resources Incorporated (Materials, Metals & Mining) 144A†	1,850,000	1,718,996
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & Mining) †	2,662,500	2,473,960
Yamana Gold Incorporated (Materials, Metals & Mining)	1,562,731	2,634,803
Yamana Gold Incorporated-U.S. Exchange Traded Shares (Materials, Metals & Mining)	640,537	1,088,913

		153,353,786

Peru: 0.75%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	334,644	1,994,478

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Precious Metals Fund	Consolidated portfolio of investments—September 30, 2015 (unaudited)

Security name		Shares	Value

South Africa: 3.31%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining) †		1,070,591	$8,768,140

United Kingdom: 14.39%
Fresnillo plc (Materials, Metals & Mining)		1,135,000	10,167,428
Hochschild Mining plc (Materials, Metals & Mining) †		499,251	528,669
Randgold Resources Limited ADR (Materials, Metals & Mining)		465,000	27,476,850

			38,172,947

United States: 10.30%
Newmont Mining Corporation (Materials, Metals & Mining)		678,455	10,902,772
Royal Gold Incorporated (Materials, Metals & Mining)		349,436	16,416,503

			27,319,275

Total Common Stocks (Cost $312,000,301)			236,703,618

		Troy ounces

Commodities: 7.27%
Gold Bullion †**		9,558	19,299,494

Total Commodities (Cost $10,593,806)			19,299,494

Yield		Shares
Short-Term Investments: 3.15%

Investment Companies: 3.15%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16%	8,354,747	8,354,747

Total Short-Term Investments (Cost $8,354,747)			8,354,747

Total investments in securities (Cost $330,948,854) *	99.65%	264,357,859
Other assets and liabilities, net	0.35	927,908

Total net assets	100.00%	$265,285,767

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

**	Represents an investment held in Wells Fargo Special Investments (Cayman) SPC, the consolidated entity.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $353,763,800 and unrealized gains (losses) consists of:

Gross unrealized gains	$64,735,177
Gross unrealized losses	(154,141,118)

Net unrealized losses	(89,405,941)

The accompanying notes are an integral part of these financial statements.

Consolidated statement of assets and liabilities—September 30, 2015 (unaudited)	Wells Fargo Advantage Precious Metals Fund	9

Assets
Investments
In unaffiliated securities, at value (cost $312,000,301)	$236,703,618
In commodities, at value (cost $10,593,806)	19,299,494
In affiliated securities, at value (cost $8,354,747)	8,354,747

Total investments, at value (cost $330,948,854)	264,357,859
Cash	33,386
Foreign currency, at value (cost $586,486)	579,964
Receivable for investments sold	127,122
Receivable for Fund shares sold	1,462,878
Receivable for dividends	113,618
Prepaid expenses and other assets	64,443

Total assets	266,739,270

Liabilities
Payable for Fund shares redeemed	1,136,795
Management fee payable	108,854
Distribution fees payable	26,752
Administration fees payable	42,199
Accrued expenses and other liabilities	138,903

Total liabilities	1,453,503

Total net assets	$265,285,767

NET ASSETS CONSIST OF
Paid-in capital	$490,657,493
Accumulated net investment loss	(951,574)
Accumulated net realized losses on investments	(157,822,521)
Net unrealized losses on investments	(66,597,631)

Total net assets	$265,285,767

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$172,804,570
Shares outstanding – Class A1	7,399,891
Net asset value per share – Class A	$23.35
Maximum offering price per share – Class A2	$24.77
Net assets – Class B	$1,677,040
Shares outstanding – Class B1	79,366
Net asset value per share – Class B	$21.13
Net assets – Class C	$41,117,561
Shares outstanding – Class C1	1,972,885
Net asset value per share – Class C	$20.84
Net assets – Administrator Class	$14,880,844
Shares outstanding – Administrator Class[1]	632,919
Net asset value per share – Administrator Class	$23.51
Net assets – Institutional Class	$34,805,752
Shares outstanding – Institutional Class[1]	1,471,314
Net asset value per share – Institutional Class	$23.66

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Precious Metals Fund	Consolidated statement of operations—six months ended September 30, 2015 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $158,685)	$1,495,871
Income from affiliated securities	3,877
Interest	157

Total investment income	1,499,905

Expenses
Management fee	1,019,045
Administration fees
Class A	235,846
Class B	2,683
Class C	63,154
Administrator Class	11,457
Institutional Class	20,219
Shareholder servicing fees
Class A	247,992
Class B	2,802
Class C	66,182
Administrator Class	25,337
Distribution fees
Class B	8,407
Class C	198,547
Custody and accounting fees	25,514
Professional fees	30,753
Registration fees	38,104
Shareholder report expenses	49,487
Trustees’ fees and expenses	7,362
Other fees and expenses	21,504

Total expenses	2,074,395
Less: Fee waivers and/or expense reimbursements	(217,158)

Net expenses	1,857,237

Net investment loss	(357,332)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(9,436,375)
Commodities	(19,816)

Net realized losses on investments	(9,456,191)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(52,527,529)
Commodities	(1,083,372)

Net change in unrealized gains (losses) on investments	(53,610,901)

Net realized and unrealized gains (losses) on investments	(63,067,092)

Net decrease in net assets resulting from operations	$(63,424,424)

The accompanying notes are an integral part of these financial statements.

Consolidated statement of changes in net assets	Wells Fargo Advantage Precious Metals Fund	11

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment loss		$(357,332)		$(1,850,832)
Net realized losses on investments		(9,456,191)		(8,544,605)
Net change in unrealized gains (losses) on investments		(53,610,901)		(84,220,889)

Net decrease in net assets resulting from operations		(63,424,424)		(94,616,326)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,149,347	30,282,261	2,090,045	74,515,784
Class B	564	12,571	1,003	31,925
Class C	58,712	1,421,409	216,694	6,828,594
Administrator Class	161,274	4,455,694	759,290	28,093,290
Institutional Class	457,662	12,208,186	1,064,094	38,355,131

		48,380,121		147,824,724

Payment for shares redeemed
Class A	(1,043,081)	(28,642,708)	(3,006,178)	(108,551,283)
Class B	(27,951)	(731,523)	(111,993)	(3,694,954)
Class C	(360,131)	(8,715,132)	(810,107)	(24,887,063)
Administrator Class	(279,686)	(7,075,087)	(883,304)	(29,469,517)
Institutional Class	(452,978)	(12,797,290)	(733,544)	(25,611,256)

		(57,961,740)		(192,214,073)

Net decrease in net assets resulting from capital share transactions		(9,581,619)		(44,389,349)

Total decrease in net assets		(73,006,043)		(139,005,675)

Net assets
Beginning of period		338,291,810		477,297,485

End of period		$265,285,767		$338,291,810

Accumulated net investment loss		$(951,574)		$(594,242)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31 2010[1,3]
CLASS A		2015	2014[1]	2013[1]	2012[1]	2011[1,2]
Net asset value, beginning of period	$28.99	$36.65	$53.59	$70.30	$85.64	$93.43	$64.40
Net investment income (loss)	(0.04)	(0.11)[4]	0.05 [4]	(0.01)[4]	(0.19)[4]	(0.21)[4]	(0.35)[4]
Net realized and unrealized gains (losses) on investments	(5.60)	(7.55)	(16.78)	(14.47)	(13.39)	3.24	29.38

Total from investment operations	(5.64)	(7.66)	(16.73)	(14.48)	(13.58)	3.03	29.03
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(1.27)	(4.06)	0.00
Net realized gains	0.00	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	0.00	(0.21)	(2.23)	(1.76)	(10.82)	0.00
Net asset value, end of period	$23.35	$28.99	$36.65	$53.59	$70.30	$85.64	$93.43
Total return[5]	(19.45)%	(20.90)%	(31.17)%	(21.14)%	(15.95)%	3.14%	45.10%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.23%	1.22%	1.18%	1.14%	1.15%	1.09%
Net expenses	1.10%	1.10%	1.09%	1.09%	1.09%	1.09%	1.05%
Net investment income (loss)	(0.13)%	(0.30)%	0.12%	(0.02)%	(0.24)%	(0.57)%	(0.45)%
Supplemental data
Portfolio turnover rate	11%[6]	9%[6]	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$172,805	$211,477	$300,906	$498,874	$699,773	$873,142	$954,220

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Precious Metals Fund.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Advantage Precious Metals Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31 2010[1,3]
CLASS B		2015	2014[1]	2013[1]	2012[1]	2011[1,2]
Net asset value, beginning of period	$26.33	$33.54	$49.44	$65.53	$79.20	$86.53	$60.10
Net investment loss	(0.11)[4]	(0.36)[4]	(0.22)[4]	(0.47)[4]	(0.77)[4]	(0.44)[4]	(0.86)[4]
Net realized and unrealized gains (losses) on investments	(5.09)	(6.85)	(15.47)	(13.39)	(12.29)	3.01	27.29

Total from investment operations	(5.20)	(7.21)	(15.69)	(13.86)	(13.06)	2.57	26.43
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.12)	(3.14)	0.00
Net realized gains	0.00	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	0.00	(0.21)	(2.23)	(0.61)	(9.90)	0.00
Net asset value, end of period	$21.13	$26.33	$33.54	$49.44	$65.53	$79.20	$86.53
Total return[5]	(19.75)%	(21.50)%	(31.68)%	(21.74)%	(16.58)%	2.82%	44.00%
Ratios to average net assets (annualized)
Gross expenses	1.98%	1.98%	1.96%	1.93%	1.89%	1.90%	1.83%
Net expenses	1.83%	1.85%	1.84%	1.84%	1.84%	1.84%	1.80%
Net investment loss	(0.90)%	(1.08)%	(0.60)%	(0.78)%	(1.01)%	(1.32)%	(1.19)%
Supplemental data
Portfolio turnover rate	11%[6]	9%[6]	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$1,677	$2,811	$7,304	$20,570	$39,046	$71,761	$82,984

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen Precious Metals Fund.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31 2010[1,3]
CLASS C		2015	2014[1]	2013[1]	2012[1]	2011[1,2]
Net asset value, beginning of period	$25.97	$33.08	$48.76	$64.66	$78.43	$85.86	$59.63
Net investment loss	(0.11)[4]	(0.35)[4]	(0.22)[4]	(0.46)[4]	(0.75)[4]	(0.43)[4]	(0.86)[4]
Net realized and unrealized gains (losses) on investments	(5.02)	(6.76)	(15.25)	(13.21)	(12.18)	2.98	27.09

Total from investment operations	(5.13)	(7.11)	(15.47)	(13.67)	(12.93)	2.55	26.23
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.35)	(3.22)	0.00
Net realized gains	0.00	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	0.00	(0.21)	(2.23)	(0.84)	(9.98)	0.00
Net asset value, end of period	$20.84	$25.97	$33.08	$48.76	$64.66	$78.43	$85.86
Total return[5]	(19.75)%	(21.49)%	(31.67)%	(21.74)%	(16.58)%	2.82%	44.01%
Ratios to average net assets (annualized)
Gross expenses	2.00%	1.98%	1.97%	1.93%	1.89%	1.90%	1.84%
Net expenses	1.85%	1.85%	1.84%	1.84%	1.84%	1.84%	1.80%
Net investment loss	(0.89)%	(1.06)%	(0.62)%	(0.77)%	(0.99)%	(1.31)%	(1.19)%
Supplemental data
Portfolio turnover rate	11%[6]	9%[6]	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$41,118	$59,074	$94,865	$191,782	$290,513	$398,047	$396,590

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Precious Metals Fund.

[4]	Calculated based upon average shares outstanding

[5]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[6]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Consolidated financial highlights	Wells Fargo Advantage Precious Metals Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31 2010[1,3]
ADMINISTRATOR CLASS		2015	2014[1]	2013[1]	2012[1]	2011[1,2]
Net asset value, beginning of period	$29.17	$36.82	$53.75	$70.42	$85.70	$93.65	$77.73
Net investment income (loss)	(0.00)[4,5]	(0.06)[4]	0.10 [4]	0.08 [4]	(0.06)[4]	(0.11)[4]	(0.12)[4]
Net realized and unrealized gains (losses) on investments	(5.66)	(7.59)	(16.82)	(14.52)	(13.41)	3.22	16.04

Total from investment operations	(5.66)	(7.65)	(16.72)	(14.44)	(13.47)	3.11	15.92
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(1.32)	(4.30)	0.00
Net realized gains	0.00	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	0.00	(0.21)	(2.23)	(1.81)	(11.06)	0.00
Net asset value, end of period	$23.51	$29.17	$36.82	$53.75	$70.42	$85.70	$93.65
Total return[6]	(19.40)%	(20.78)%	(31.06)%	(21.05)%	(15.81)%	3.20%	20.48%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.07%	1.04%	1.01%	0.94%	0.91%	1.06%
Net expenses	0.96%	0.96%	0.95%	0.95%	0.92%	0.91%	0.95%
Net investment income (loss)	(0.01)%	(0.17)%	0.26%	0.13%	(0.08)%	(0.30)%	(0.54)%
Supplemental data
Portfolio turnover rate	11%[7]	9%[7]	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$14,881	$21,917	$32,230	$53,142	$53,497	$94,103	$127

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[3]	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

[4]	Calculated based upon average shares outstanding

[5]	Amount is less than $0.005

[6]	Returns for periods of less than one year are not annualized.

[7]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Precious Metals Fund	Consolidated financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31 2010[1,3]
INSTITUTIONAL CLASS		2015	2014[1]	2013[1]	2012[1]	2011[1,2]
Net asset value, beginning of period	$29.33	$36.96	$53.87	$70.43	$85.84	$93.68	$64.41
Net investment income (loss)	0.02	0.01 [4]	0.16 [4]	0.19	0.12	(0.06)[4]	(0.14)[4]
Net realized and unrealized gains (losses) on investments	(5.69)	(7.64)	(16.86)	(14.52)	(13.45)	3.26	29.41

Total from investment operations	(5.67)	(7.63)	(16.70)	(14.33)	(13.33)	3.20	29.27
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(1.59)	(4.28)	0.00
Net realized gains	0.00	0.00	(0.21)	(2.23)	(0.49)	(6.76)	0.00

Total distributions to shareholders	0.00	0.00	(0.21)	(2.23)	(2.08)	(11.04)	0.00
Net asset value, end of period	$23.66	$29.33	$36.96	$53.87	$70.43	$85.84	$93.68
Total return[5]	(19.33)%	(20.64)%	(30.95)%	(20.89)%	(15.64)%	3.32%	45.47%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.80%	0.79%	0.75%	0.71%	0.72%	0.78%
Net expenses	0.79%	0.79%	0.78%	0.75%	0.71%	0.69%	0.78%
Net investment income (loss)	0.18%	0.03%	0.41%	0.32%	0.14%	(0.15)%	(0.18)%
Supplemental data
Portfolio turnover rate	11%[6]	9%[6]	16%	6%	4%	5%	14%
Net assets, end of period (000s omitted)	$34,806	$43,014	$41,993	$59,349	$78,846	$96,798	$84,087

[1]	Amounts do not reflect the consolidated financial results of its wholly-owned subsidiary.

[2]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[3]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Precious Metals Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Precious Metals Fund.

[4]	Calculated based upon average shares outstanding

[5]	Returns for periods of less than one year are not annualized.

[6]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.

The accompanying notes are an integral part of these financial statements.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Precious Metals Fund (the “Fund”) which is a non-diversified series of the Trust.

2. INVESTMENT IN SUBSIDIARY

The Fund invests in precious metals and minerals through Wells Fargo Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2015, the Subsidiary held $19,299,494 in gold bullion representing 99.88% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2015, the Fund held $19,323,163 in the Subsidiary, representing 7.28% of the Fund’s net assets.

The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.

3. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Funds Management has determined is an acceptable source.

Investments in commodities are valued at their last traded price.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless

18	Wells Fargo Advantage Precious Metals Fund	Notes to consolidated financial statements (unaudited)

the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had capital loss carryforwards which consist of $3,179,254 in short-term capital losses and $106,504,357 in long-term capital losses.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	19

As of March 31, 2015, the Fund had $15,459,347 of current year deferred post-October capital losses and a qualified late-year ordinary loss of $578,346 which were both recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

4. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$0	$7,094,992	$0	$7,094,992
Canada	127,796,056	25,557,730	0	153,353,786
Peru	1,994,478	0	0	1,994,478
South Africa	8,768,140	0	0	8,768,140
United Kingdom	28,005,519	10,167,428	0	38,172,947
United States	27,319,275	0	0	27,319,275

Commodities	19,299,494	0	0	19,299,494

Short-term investments
Investment companies	8,354,747	0	0	8,354,747
Total assets	$221,537,709	$42,820,150	$0	$264,357,859

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $19,303,077 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

20	Wells Fargo Advantage Precious Metals Fund	Notes to consolidated financial statements (unaudited)

5. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.60% and declined to 0.45% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

The Subsidiary has entered into separate advisory contract with Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Funds Management a fee for its services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A shares, 1.84% for Class B shares, 1.84% for Class C shares, 0.95% for Administrator Class shares, and 0.79% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Notes to consolidated financial statements (unaudited)	Wells Fargo Advantage Precious Metals Fund	21

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charges on the redemptions of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2015, Funds Distributor received $8,703 from the sale of Class A shares and $981 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $33,666,167 and $45,789,132, respectively. These amounts include purchases and sales transactions of the Subsidiary.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $332 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors or geographic region. A fund that invests a substantial portion of their assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 853 of the Internal Revenue Code, the following amounts were designated as foreign taxes paid for the fiscal year ended April 30, 2015. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$454,620	$0.03823	100.00%

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	23

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company dictorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA ® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization) (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

24	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company dictorships during past 5 years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	25

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Precious Metals Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

26	Wells Fargo Advantage Precious Metals Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review except the first quarter of 2015. The Board also noted that the performance of the Fund was higher than its benchmark, the FTSE Gold Mines Index, for all periods under review except the first quarter of 2015.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Precious Metals Fund	27

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Advantage Precious Metals Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237487 11-15 SA316/SAR316 09-15

Wells Fargo Advantage

Specialized Technology Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Specialized Technology Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Specialized Technology Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid-and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Letter to shareholders (unaudited)	Wells Fargo Advantage Specialized Technology Fund	3

Information technology (IT) stocks delivered negative results overall for the six-month reporting period.

During the second quarter of 2015, the IT sector performed roughly in line with the broad U.S. stock market, pressured by the same investor concerns that held results to a slight gain. During the third quarter, IT stocks declined overall, although less than the broader market; worried investors gravitated toward more defensive sectors as commodity prices weakened, the timing of a Fed interest-rate increase became less certain, and economies in emerging markets continued to struggle. Despite delivering a negative return for the six-month period overall, IT stocks tended to outperform the broader U.S. stock market.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Despite delivering a negative return for the six-month period overall, IT stocks tended to outperform the broader U.S. stock market.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Specialized Technology Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Allianz Global Investors U.S. LLC

Portfolio managers

Huachen Chen, CFA

Walter C. Price, Jr., CFA

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFSTX)	9-18-2000	(6.39)	10.32	8.76	(0.72)	11.63	9.41	1.45	1.45
Class B (WFTBX)*	9-18-2000	(6.48)	10.51	8.82	(1.48)	10.77	8.82	2.20	2.20
Class C (WFTCX)	9-18-2000	(2.49)	10.78	8.58	(1.49)	10.78	8.58	2.20	2.20
Administrator Class (WFTDX)	7-30-2010	–	–	–	(0.62)	11.84	9.51	1.37	1.34
Investor Class (WFTZX)+	4-8-2005	–	–	–	(0.83)	11.54	9.31	1.56	1.54
S&P North American Technology Sector Index[4]	–	–	–	–	4.07	14.38	9.18	–	–
S&P 500 Index[5]	–	–	–	–	(0.61)	13.34	6.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

+	Effective at the close of business on October 23, 2015, Investor Class shares of the Fund were converted to Class A shares and Investor Class shares are no longer offered.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as technology, may be susceptible to financial, economic, or market events affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Specialized Technology Fund	5

Ten largest holdings[6] (%) as of September 30, 2015
Microsoft Corporation	7.62
Amazon.com Incorporated	6.64
Facebook Incorporated Class A	6.60
Apple Incorporated	6.28
Intel Corporation	5.49
Skyworks Solutions Incorporated	4.79
Visa Incorporated Class A	4.34
Palo Alto Networks Incorporated	3.18
Alphabet Incorporated Class A	2.93
Alphabet Incorporated Class C	2.87

Industry distribution[7] as of September 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.50% for Class A, 2.25% for Class B, 2.25% for Class C, 1.33% for Administrator Class, and 1.53% for Investor Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P North American Technology Sector Index is a modified capitalization-weighted index of selected technology stocks. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Specialized Technology Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$937.62	$7.09	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.38	1.46%
Class B
Actual	$1,000.00	$933.76	$10.71	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.99	$11.16	2.21%
Class C
Actual	$1,000.00	$933.55	$10.71	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.99	$11.16	2.21%
Administrator Class
Actual	$1,000.00	$937.38	$6.46	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.73	1.33%
Investor Class
Actual	$1,000.00	$936.91	$7.43	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.74	1.53%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	7

Security name	Shares	Value

Common Stocks: 91.78%

Consumer Discretionary: 12.46%

Automobiles: 0.89%
Tesla Motors Incorporated †	11,010	$2,734,884

Internet & Catalog Retail: 11.24%
Amazon.com Incorporated †	39,890	20,419,292
Expedia Incorporated	35,355	4,160,576
Netflix Incorporated †	41,450	4,280,127
The Priceline Group Incorporated †	4,610	5,701,925

		34,561,920

Media: 0.33%
Comcast Corporation Class A	17,730	1,008,482

Industrials: 0.28%

Electrical Equipment: 0.18%
Nidec Corporation	8,000	550,128

Professional Services: 0.10%
Verisk Analytics Incorporated Class A †	4,225	312,270

Information Technology: 77.62%

Communications Equipment: 4.47%
Cisco Systems Incorporated	150,745	3,957,056
Palo Alto Networks Incorporated †	56,900	9,786,800

		13,743,856

Electronic Equipment, Instruments & Components: 1.78%
CDW Corporation of Delaware	47,575	1,943,915
Corning Incorporated	34,375	588,500
Fitbit Incorporated Class A †«	10,162	383,006
Ingram Micro Incorporated Class A	46,095	1,255,628
Tech Data Corporation †	19,150	1,311,775

		5,482,824

Internet Software & Services: 17.42%
Alphabet Incorporated Class A †	14,105	9,004,209
Alphabet Incorporated Class C †	14,500	8,822,090
Criteo SA ADR †	203,075	7,623,436
eBay Incorporated	47,750	1,167,010
Facebook Incorporated Class A †	225,760	20,295,824
NetEase Incorporated ADR	55,200	6,630,624

		53,543,193

IT Services: 13.51%
Accenture plc Class A	26,345	2,588,660
Automatic Data Processing Incorporated	1,375	110,361
Cognizant Technology Solutions Corporation Class A †	125,100	7,832,511
Computer Sciences Corporation	5,150	316,107

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Specialized Technology Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name		Shares	Value

IT Services (continued)
Fidelity National Information Services Incorporated		62,995	$4,225,705
Fiserv Incorporated †		40,015	3,465,699
Global Payments Incorporated		5,410	620,689
MasterCard Incorporated Class A		86,515	7,796,732
Total System Services Incorporated		13,535	614,895
Vantiv Incorporated Class A †		13,615	611,586
Visa Incorporated Class A		191,640	13,349,642

			41,532,587

Semiconductors & Semiconductor Equipment: 14.58%
Avago Technologies Limited		48,725	6,091,112
Intel Corporation		560,029	16,879,274
Lam Research Corporation		78,450	5,125,139
Micron Technology Incorporated †		133,450	1,999,081
Skyworks Solutions Incorporated		174,973	14,734,476

			44,829,082

Software: 19.58%
Adobe Systems Incorporated †		70,015	5,756,633
Electronic Arts Incorporated †		38,790	2,628,023
Fortinet Incorporated †		114,525	4,865,022
Imperva Incorporated †		84,355	5,523,565
Intuit Incorporated		69,245	6,145,494
Microsoft Corporation		529,565	23,438,546
Oracle Corporation		31,475	1,136,877
Proofpoint Incorporated †		86,475	5,216,172
ServiceNow Incorporated †		78,965	5,484,119

			60,194,451

Technology Hardware, Storage & Peripherals: 6.28%
Apple Incorporated		175,045	19,307,464

Telecommunication Services: 1.42%

Wireless Telecommunication Services: 1.42%
T-Mobile USA Incorporated †		109,520	4,359,991

Total Common Stocks (Cost $233,559,565)			282,161,132

	Yield
Short-Term Investments: 4.48%

Investment Companies: 4.48%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%	1,394,400	1,394,400
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.16	12,390,771	12,390,771

Total Short-Term Investments (Cost $13,785,171)			13,785,171

Total investments in securities (Cost $247,344,736) *	96.26%	295,946,303
Other assets and liabilities, net	3.74	11,501,792

Total net assets	100.00%	$307,448,095

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	9

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $248,908,845 and unrealized gains (losses) consists of:

Gross unrealized gains	$50,881,515
Gross unrealized losses	(3,844,057)

Net unrealized gains	$47,037,458

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Specialized Technology Fund	Statement of assets and liabilities—September 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $1,360,101 of securities loaned), at value (cost $233,559,565)	$282,161,132
In affiliated securities, at value (cost $13,785,171)	13,785,171

Total investments, at value (cost $247,344,736)	295,946,303
Foreign currency, at value (cost $14)	13
Receivable for investments sold	18,164,872
Receivable for Fund shares sold	161,768
Receivable for dividends	5,632
Receivable for securities lending income	6,258
Prepaid expenses and other assets	45,112

Total assets	314,329,958

Liabilities
Payable for investments purchased	4,903,420
Payable for Fund shares redeemed	205,735
Payable upon receipt of securities loaned	1,394,400
Management fee payable	229,366
Distribution fees payable	8,700
Administration fees payable	62,111
Accrued expenses and other liabilities	78,131

Total liabilities	6,881,863

Total net assets	$307,448,095

NET ASSETS CONSIST OF
Paid-in capital	$208,630,951
Accumulated net investment loss	(1,960,976)
Accumulated net realized gains on investments	52,176,557
Net unrealized gains on investments	48,601,563

Total net assets	$307,448,095

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$153,105,074
Shares outstanding – Class A1	15,209,671
Net asset value per share – Class A	$10.07
Maximum offering price per share – Class A2	$10.68
Net assets – Class B	$125,521
Shares outstanding – Class B1	14,366
Net asset value per share – Class B	$8.74
Net assets – Class C	$13,859,016
Shares outstanding – Class C1	1,590,745
Net asset value per share – Class C	$8.71
Net assets – Administrator Class	$30,430,802
Shares outstanding – Administrator Class[1]	2,988,710
Net asset value per share – Administrator Class	$10.18
Net assets – Investor Class	$109,927,682
Shares outstanding – Investor Class[1]	11,048,113
Net asset value per share – Investor Class	$9.95

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2015 (unaudited)	Wells Fargo Advantage Specialized Technology Fund	11

Investment income
Dividends (net of foreign withholding taxes of $10,462)	$1,070,473
Securities lending income, net	31,107
Income from affiliated securities	8,237

Total investment income	1,109,817

Expenses
Management fee	1,515,962
Administration fees
Class A	198,319
Class B	203
Class C	17,152
Administrator Class	18,849
Investor Class	193,429
Shareholder servicing fees
Class A	210,581
Class B	214
Class C	18,235
Administrator Class	40,954
Investor Class	151,116
Distribution fees
Class B	641
Class C	54,706
Custody and accounting fees	19,072
Professional fees	21,620
Registration fees	32,343
Shareholder report expenses	31,948
Trustees’ fees and expenses	7,452
Other fees and expenses	7,554

Total expenses	2,540,350
Less: Fee waivers and/or expense reimbursements	(8,587)

Net expenses	2,531,763

Net investment loss	(1,421,946)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	13,678,836
Net change in unrealized gains (losses) on investments	(33,195,846)

Net realized and unrealized gains (losses) on investments	(19,517,010)

Net decrease in net assets resulting from operations	$(20,938,956)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Specialized Technology Fund	Statement of changes in net assets

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment loss		$(1,421,946)		$(1,928,741)
Net realized gains on investments		13,678,836		39,950,258
Net change in unrealized gains (losses) on investments		(33,195,846)		1,502,311

Net increase (decrease) in net assets resulting from operations		(20,938,956)		39,523,828

Distributions to shareholders from
Net realized gains
Class A		0		(18,125,259)
Class B		0		(22,156)
Class C		0		(1,636,338)
Administrator Class		0		(3,932,263)
Investor Class		0		(12,824,710)

Total distributions to shareholders		0		(36,540,726)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	615,335	6,703,435	1,762,029	19,362,721
Class B	2,502	23,834	2,720	25,600
Class C	199,887	1,888,021	408,438	3,904,420
Administrator Class	425,875	4,745,935	967,647	10,482,691
Investor Class	785,806	8,486,810	1,543,345	16,797,703

		21,848,035		50,573,135

Reinvestment of distributions
Class A	0	0	1,669,631	17,397,551
Class B	0	0	2,371	21,580
Class C	0	0	156,108	1,415,903
Administrator Class	0	0	336,308	3,541,324
Investor Class	0	0	1,223,851	12,617,907

		0		34,994,265

Payment for shares redeemed
Class A	(1,052,436)	(11,383,074)	(2,321,229)	(25,436,134)
Class B	(7,876)	(71,973)	(22,695)	(223,733)
Class C	(124,575)	(1,181,131)	(200,360)	(1,924,869)
Administrator Class	(369,172)	(4,039,432)	(1,322,475)	(14,127,800)
Investor Class	(943,481)	(10,111,345)	(1,422,163)	(15,304,661)

		(26,786,955)		(57,017,197)

Net increase (decrease) in net assets resulting from capital share transactions		(4,938,920)		28,550,203

Total increase (decrease) in net assets		(25,877,876)		31,533,305

Net assets
Beginning of period		333,325,971		301,792,666

End of period		$307,448,095		$333,325,971

Accumulated net investment loss		$(1,960,976)		$(539,030)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$10.74	$10.65	$8.15	$8.40	$8.88	$7.74	$5.81
Net investment loss	(0.04)	(0.06)	(0.06)	(0.03)[2]	(0.07)	(0.04)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.63)	1.43	3.07	(0.00)[3]	(0.05)	1.18	2.01

Total from investment operations	(0.67)	1.37	3.01	(0.03)	(0.12)	1.14	1.93
Distributions to shareholders from
Net realized gains	0.00	(1.28)	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$10.07	$10.74	$10.65	$8.15	$8.40	$8.88	$7.74
Total return[4]	(6.24)%	13.24%	37.27%	(0.17)%	(0.74)%	14.60%	33.22%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.52%	1.60%	1.64%	1.70%	1.67%	1.73%
Net expenses	1.46%	1.51%	1.56%	1.63%	1.70%	1.67%	1.73%
Net investment loss	(0.80)%	(0.58)%	(0.63)%	(0.34)%	(0.92)%	(1.20)%	(1.23)%
Supplemental data
Portfolio turnover rate	78%	119%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$153,105	$168,108	$154,833	$115,145	$144,308	$167,298	$147,945

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010
CLASS B		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$9.36	$9.50	$7.37	$7.67	$8.20	$7.18	$5.42
Net investment loss	(0.07)[2]	(0.13)[2]	(0.12)[2]	(0.08)[2]	(0.13)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	(0.55)	1.27	2.76	(0.00)[3]	(0.04)	1.08	1.88

Total from investment operations	(0.62)	1.14	2.64	(0.08)	(0.17)	1.02	1.76
Distributions to shareholders from
Net realized gains	0.00	(1.28)	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$8.74	$9.36	$9.50	$7.37	$7.67	$8.20	$7.18
Total return[4]	(6.62)%	12.40%	36.18%	(0.84)%	(1.54)%	14.21%	32.47%
Ratios to average net assets (annualized)
Gross expenses	2.21%	2.28%	2.35%	2.39%	2.45%	2.42%	2.48%
Net expenses	2.21%	2.27%	2.32%	2.38%	2.45%	2.42%	2.48%
Net investment loss	(1.54)%	(1.34)%	(1.36)%	(1.09)%	(1.69)%	(1.95)%	(1.97)%
Supplemental data
Portfolio turnover rate	78%	119%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$126	$185	$355	$473	$851	$1,629	$1,888

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010
CLASS C		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$9.33	$9.47	$7.35	$7.65	$8.18	$7.16	$5.41
Net investment loss	(0.07)[2]	(0.13)[2]	(0.12)[2]	(0.08)[2]	(0.12)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	(0.55)	1.27	2.75	(0.00)[3]	(0.05)	1.08	1.87

Total from investment operations	(0.62)	1.14	2.63	(0.08)	(0.17)	1.02	1.75
Distributions to shareholders from
Net realized gains	0.00	(1.28)	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$8.71	$9.33	$9.47	$7.35	$7.65	$8.18	$7.16
Total return[4]	(6.65)%	12.44%	36.14%	(0.84)%	(1.55)%	14.25%	32.35%
Ratios to average net assets (annualized)
Gross expenses	2.21%	2.27%	2.35%	2.39%	2.45%	2.43%	2.48%
Net expenses	2.21%	2.26%	2.31%	2.38%	2.45%	2.43%	2.48%
Net investment loss	(1.55)%	(1.33)%	(1.38)%	(1.09)%	(1.66)%	(1.95)%	(1.98)%
Supplemental data
Portfolio turnover rate	78%	119%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$13,859	$14,143	$10,907	$6,563	$7,194	$6,742	$5,566

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Specialized Technology Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$10.86	$10.74	$8.20	$8.43	$8.88	$7.74	$6.63
Net investment loss	(0.04)	(0.05)	(0.05)	(0.01)[3]	(0.06)	(0.04)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	(0.64)	1.45	3.10	(0.00)[4]	(0.03)	1.18	1.13

Total from investment operations	(0.68)	1.40	3.05	(0.01)	(0.09)	1.14	1.11
Distributions to shareholders from
Net realized gains	0.00	(1.28)	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$10.18	$10.86	$10.74	$8.20	$8.43	$8.88	$7.74
Total return[5]	(6.26)%	13.42%	37.54%	0.07%	(0.51)%	14.73%	16.74%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.36%	1.44%	1.48%	1.53%	1.48%	1.58%
Net expenses	1.33%	1.35%	1.40%	1.42%	1.50%	1.48%	1.50%
Net investment loss	(0.67)%	(0.42)%	(0.48)%	(0.14)%	(0.64)%	(1.03)%	(0.97)%
Supplemental data
Portfolio turnover rate	78%	119%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$30,431	$31,842	$31,681	$17,008	$7,546	$3,879	$108

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

[3]	Calculated based upon average shares outstanding

[4]	Amount is less than $0.005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Specialized Technology Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010
INVESTOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$10.62	$10.55	$8.08	$8.34	$8.81	$7.69	$5.78
Net investment loss	(0.05)	(0.07)	(0.06)	(0.03)	(0.08)	(0.05)	(0.09)[2]
Net realized and unrealized gains (losses) on investments	(0.62)	1.42	3.04	(0.01)	(0.03)	1.17	2.00

Total from investment operations	(0.67)	1.35	2.98	(0.04)	(0.11)	1.12	1.91
Distributions to shareholders from
Net realized gains	0.00	(1.28)	(0.51)	(0.22)	(0.36)	0.00	0.00
Net asset value, end of period	$9.95	$10.62	$10.55	$8.08	$8.34	$8.81	$7.69
Total return[3]	(6.31)%	13.17%	37.23%	(0.29)%	(0.74)%	14.56%	33.04%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.58%	1.66%	1.70%	1.77%	1.74%	1.82%
Net expenses	1.53%	1.55%	1.60%	1.69%	1.77%	1.74%	1.82%
Net investment loss	(0.87)%	(0.62)%	(0.67)%	(0.40)%	(0.98)%	(1.27)%	(1.32)%
Supplemental data
Portfolio turnover rate	78%	119%	132%	127%	169%	43%	164%
Net assets, end of period (000s omitted)	$109,928	$119,048	$104,016	$78,931	$87,706	$94,139	$81,544

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Specialized Technology Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	19

independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

20	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had a qualified late-year ordinary loss of $539,030 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$38,305,286	$0	$0	$38,305,286
Industrials	312,270	550,128	0	862,398
Information technology	238,633,457	0	0	238,633,457
Telecommunications services	4,359,991	0	0	4,359,991

Short-term investments
Investment companies	12,390,771	1,394,400	0	13,785,171
Total assets	$294,001,775	$1,944,528	$0	$295,946,303

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $550,128 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services,

Notes to financial statements (unaudited)	Wells Fargo Advantage Specialized Technology Fund	21

implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.90% and declining to 0.78% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.85% and declined to 0.75% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Allianz Global Investors U.S. LLC, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.80% and declining to 0.55% as the average daily net assets of the Fund increase. Prior to July 1, 2015, the subadviser received a fee at an annual rate which started at 0.90% and declined to 0.55% as the average daily net assets of the Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Investor Class	0.32	0.32

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.50% for Class A shares, 2.25% for Class B shares, 2.25% for Class C shares, and 1.33% for Administrator Class shares and 1.53% for Investor Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to July 1, 2015, the Fund’s expenses were capped at 1.35% for Administrator Class shares.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2015, Funds Distributor received $8,268 from the sale of Class A shares and $40 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

22	Wells Fargo Advantage Specialized Technology Fund	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $249,473,511 and $272,491,925, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $244 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

7. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in technology companies and, therefore, would be more affected by changes in the technology sector than would be a fund whose investments are not heavily weighted in the sector.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. SUBSEQUENT EVENT

After the close of business on October 23, 2015, Investor Class shares of the Fund became Class A shares in a tax-free conversion. Shareholders of Investor Class of the Fund received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion.

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Specialized Technology Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Advantage Specialized Technology Fund	27

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review except the first quarter of 2015. The Board also noted that the performance of the Fund was higher than its benchmark, the S&P North American Technology TR Index, for all periods under review except the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio caps for the Administrator Class and Class A, and to convert the Investor Class shares into Class A shares.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Investor Class was higher than the average rate of the Investor Class’s expense Group, while the Management Rates for Class A and the Administrator Class were in range of their respective expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis. The Board approved a reduction in the sub-advisory fee rate payable by Funds Management to the Sub-Adviser, noting that it had approved a revised advisory fee schedule for the Fund in 2014, reducing the Advisory Agreement Rates for the Fund as of August 1, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

28	Wells Fargo Advantage Specialized Technology Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Specialized Technology Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237488 11-15 SA317/SAR317 09-15

Wells Fargo Advantage

Utility and Telecommunications Fund

Semi-Annual Report

September 30, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Utility and Telecommunications Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Utilities and telecommunication services stocks posted negative results for the six-month reporting period.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Utility and Telecommunications Fund for the six-month period that ended September 30, 2015. Despite generally improving U.S. economic data, the broad U.S. stock market experienced heightened volatility that led to negative results overall for U.S. stocks for the period. Large-cap stocks performed best, followed by mid caps and small caps. Markets outside the U.S. faced deeper ongoing challenges and generally delivered weaker results.

U.S. stocks experienced challenges during the second quarter of 2015.

The broad U.S. stock market fluctuated widely, eventually eking out a small quarterly gain. Mid- and large-cap stocks at times were pressured by investor concerns over the potentially negative effects of financially troubled overseas economies and of a strengthening U.S. dollar on the profits of U.S. multinational firms. The U.S. economy picked up traction during the quarter; consumer spending improved, and positive trends were evident in construction and new-home sales. Jobs growth remained a bright spot as well. U.S. Federal Reserve (Fed) officials, who have kept interest rates low while waiting for the U.S. jobs market to sufficiently improve and for inflation to approach their 2% target, made clear they could take action soon. Throughout the quarter, non-U.S. markets also experienced volatility, triggered by uncertainty over the potential impact of financial challenges in other locations—most notably in Greece and Puerto Rico. Questions over slower growth in China caused investor concern as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Larger-cap stocks generally declined the least and smaller caps the most. Economic data released during the quarter suggested the U.S. economy remains solid but has lost some steam, burdened by the drag of the strong U.S. dollar coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—are struggling under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they do sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank warned in September that slowing growth in China could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Utilities and telecommunication services stocks posted negative results for the six-month reporting period.

During the second quarter of 2015, utilities stocks underperformed the broad U.S. stock market while telecommunication services stocks delivered slightly better results than the broader market. Similar to bonds, utilities stocks are desired for the income they provide and thus are sensitive to interest-rate movements; as a result, they can underperform the broader stock market when investors believe interest rates will be rising soon. During the third quarter, utilities delivered

Letter to shareholders (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	3

positive results, significantly outperforming the broad stock market; telecommunication services stocks declined with the broader market, though with slightly better results. Utilities benefited as investors’ growing anxiety caused them to move toward investments perceived to have greater stability. Utilities are especially desirable in a defensive environment because many tend to deliver steady revenues and profits as a result of their regulated businesses. Despite delivering negative returns for the six-month period overall, utilities and telecommunication services stocks generally outperformed the broader U.S. stock market.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Utility and Telecommunications Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks total return, consisting of current income and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Crow Point Partners, LLC

Portfolio manager

Timothy P. O’Brien, CFA

Average annual total returns1 (%) as of September 30, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EVUAX)	1-4-1994	(5.96)	9.33	6.23	(0.22)	10.63	6.86	1.18	1.15
Class B (EVUBX)*	1-4-1994	(5.89)	9.53	6.30	(1.01)	9.80	6.30	1.93	1.90
Class C (EVUCX)	9-2-1994	(1.98)	9.81	6.05	(0.98)	9.81	6.05	1.93	1.90
Administrator Class (EVUDX)	7-30-2010	–	–	–	(0.10)	10.86	6.99	1.10	0.96
Institutional Class (EVUYX)	2-28-1994	–	–	–	0.09	10.98	7.15	0.85	0.79
S&P Utilities Index[4]	–	–	–	–	6.57	11.04	6.69	–	–
S&P 500 Index[5]	–	–	–	–	(0.61)	13.34	6.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	5

Ten largest holdings[6] (%) as of September 30, 2015
CMS Energy Corporation	5.90
Eversource Energy	5.71
Edison International	5.61
NextEra Energy Incorporated	5.43
Sempra Energy	5.13
Visa Incorporated Class A	5.08
Alliant Energy Corporation	4.65
PNM Resources Incorporated	4.46
Chatham Lodging Trust	3.70
Shenandoah Telecommunications Company	3.69

Industry distribution[7] as of September 30, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Utility and Telecommunications Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[3]	The manager has contractually committed through July 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.14% for Class A, 1.89% for Class B, 1.89% for Class C, 0.95% for Administrator Class, and 0.78% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

[4]	The S&P Utilities Index is a market-value-weighted index, measuring the performance of all stocks within the utility sector of the S&P 500 Index. You cannot invest directly in an index.

[5]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Utility and Telecommunications Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2015 to September 30, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4-1-2015	Ending account value 9-30-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$944.55	$5.56	1.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.77	1.14%
Class B
Actual	$1,000.00	$940.83	$9.20	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Class C
Actual	$1,000.00	$940.89	$9.20	1.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.59	$9.55	1.89%
Administrator Class
Actual	$1,000.00	$944.91	$4.63	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$945.80	$3.80	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.16	$3.95	0.78%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	7

Security name	Shares	Value

Common Stocks: 93.95%

Consumer Discretionary: 3.40%

Media: 3.40%
Comcast Corporation Class A	225,100	$12,803,688

Energy: 6.57%

Oil, Gas & Consumable Fuels: 6.57%
EQT Corporation	58,600	3,795,522
EQT Midstream Partners LP	100,000	6,633,000
The Williams Companies Incorporated	270,000	9,949,500
Veresen Incorporated «	575,000	4,394,904

		24,772,926

Financials: 9.62%

REITs: 9.62%
Ashford Hospitality Prime Incorporated	49,117	689,112
Ashford Hospitality Trust	1,200,000	7,320,000
CareTrust REIT Incorporated	200,000	2,270,000
Chatham Lodging Trust	650,000	13,962,000
Preferred Apartment Communities Incorporated	600,000	6,528,000
Strategic Hotel & Resorts Incorporated †	400,000	5,516,000

		36,285,112

Industrials: 0.91%

Construction & Engineering: 0.05%
Ameresco Incorporated Class A †	35,000	205,800

Machinery: 0.86%
NN Incorporated	175,000	3,237,500

Information Technology: 8.06%

Internet Software & Services: 0.86%
Rocket Internet AG «144A†	100,000	3,219,441

IT Services: 7.20%
Convergys Corporation	34,081	787,612
MasterCard Incorporated Class A	80,000	7,209,600
Visa Incorporated Class A	275,000	19,156,500

		27,153,712

Telecommunication Services: 6.14%

Diversified Telecommunication Services: 2.45%
AT&T Incorporated	150,000	4,887,000
Verizon Communications Incorporated	100,000	4,351,000

		9,238,000

Wireless Telecommunication Services: 3.69%
Shenandoah Telecommunications Company	325,000	13,913,250

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Utility and Telecommunications Fund	Portfolio of investments—September 30, 2015 (unaudited)

Security name			Shares	Value

Utilities: 59.25%

Electric Utilities: 28.48%
ALLETE Incorporated			10,000	$504,900
American Electric Power Company Incorporated			175,000	9,950,500
Edison International			335,000	21,128,450
Eversource Energy			425,000	21,513,500
Great Plains Energy Incorporated			200,000	5,404,000
IDACORP Incorporated			75,000	4,853,250
ITC Holdings Corporation			200,000	6,668,000
NextEra Energy Incorporated			210,000	20,485,500
PNM Resources Incorporated			600,000	16,830,000

				107,338,100

Gas Utilities: 4.00%
National Fuel Gas Company			250,000	12,495,000
Snam SpA			500,000	2,567,940

				15,062,940

Multi-Utilities: 23.85%
Alliant Energy Corporation			300,000	17,547,000
CenterPoint Energy Incorporated			250,000	4,510,000
CMS Energy Corporation			630,000	22,251,600
Dominion Resources Incorporated			175,000	12,316,500
Northwestern Corporation			102,411	5,512,784
Public Service Enterprise Group Incorporated			200,000	8,432,000
Sempra Energy			200,000	19,344,000

				89,913,884

Water Utilities: 2.92%
American Water Works Company Incorporated			200,000	11,016,000

Total Common Stocks (Cost $225,308,616)				354,160,353

	Interest rate	Maturity date	Principal
Convertible Debentures: 0.20%

Energy: 0.20%

Oil, Gas & Consumable Fuels: 0.20%
Energy and Exploration Partners Incorporated (i)	8.00%	7-1-2019	$5,000,000	762,500

Total Convertible Debentures (Cost $5,000,000)				762,500

			Shares
Exchange-Traded Funds: 0.13%
Recon Capital NASDAQ 100 Covered Call ETF			21,500	470,205

Total Exchange-Traded Funds (Cost $512,990)				470,205

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—September 30, 2015 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	9

Security name	Dividend yield		Shares	Value

Preferred Stocks: 2.52%

Financials: 2.52%

REITs: 2.52%
Wheeler Real Estate Investment Trusts Incorporated (a)	8.68%		10,000	$9,500,000

Total Preferred Stocks (Cost $10,000,000)				9,500,000

	Strike price	Expiration date	Contracts

Purchased Put Options: 0.70%
The Williams Companies Incorporated (a)	$50.00	11-20-2015	2,000	2,643,079

Total Purchased Put Options (Cost $390,356)				2,643,079

			Shares
Warrants: 0.12%

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Kinder Morgan Incorporated †		5-27-2017	496,000	456,320
Magnum Hunter Resources Corporation «†(a)		4-15-2016	140,000	0

Total Warrants (Cost $553,300)				456,320

	Yield
Short-Term Investments: 3.96%

Investment Companies: 3.96%
Securities Lending Cash Investments, LLC (l)(r)(u)	0.15%		7,021,603	7,021,603
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class #(l)(u)	0.16		7,887,500	7,887,500

Total Short-Term Investments (Cost $14,909,103)				14,909,103

Total investments in securities (Cost $256,674,365) *	101.58%	382,901,560
Other assets and liabilities, net	(1.58)	(5,946,046)

Total net assets	100.00%	$376,955,514

«	All or a portion of this security is on loan.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $256,586,259 and unrealized gains (losses) consists of:

Gross unrealized gains	$145,367,156
Gross unrealized losses	(19,051,855)

Net unrealized gains	$126,315,301

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of assets and liabilities—September 30, 2015 (unaudited)

Assets
Investments
In unaffiliated securities (including $6,663,792 of securities loaned), at value (cost $241,765,262)	$367,992,457
In affiliated securities, at value (cost $14,909,103)	14,909,103

Total investments, at value (cost $256,674,365)	382,901,560
Foreign currency, at value (cost $70,591)	70,192
Receivable for investments sold	918,183
Receivable for Fund shares sold	175,636
Receivable for dividends and interest	884,096
Receivable for securities lending income	1,784
Prepaid expenses and other assets	47,894

Total assets	384,999,345

Liabilities
Payable for Fund shares redeemed	619,827
Payable upon receipt of securities loaned	7,021,603
Written options, at value (premiums received $322,818)	611
Management fee payable	184,703
Distribution fees payable	36,530
Administration fees payable	63,202
Accrued expenses and other liabilities	117,355

Total liabilities	8,043,831

Total net assets	$376,955,514

NET ASSETS CONSIST OF
Paid-in capital	$266,654,664
Undistributed net investment income	660,699
Accumulated net realized losses on investments	(16,908,891)
Net unrealized gains on investments	126,549,042

Total net assets	$376,955,514

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$298,984,613
Shares outstanding – Class A1	17,567,625
Net asset value per share – Class A	$17.02
Maximum offering price per share – Class A2	$18.06
Net assets – Class B	$4,261,932
Shares outstanding – Class B1	249,492
Net asset value per share – Class B	$17.08
Net assets – Class C	$55,399,821
Shares outstanding – Class C1	3,251,828
Net asset value per share – Class C	$17.04
Net assets – Administrator Class	$5,923,657
Shares outstanding – Administrator Class[1]	347,748
Net asset value per share – Administrator Class	$17.03
Net assets – Institutional Class	$12,385,491
Shares outstanding – Institutional Class[1]	728,046
Net asset value per share – Institutional Class	$17.01

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended September 30, 2015 (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	11

Investment income
Dividends (net of foreign withholding taxes of $109,802)	$7,229,808
Interest	198,926
Securities lending income, net	20,644
Income from affiliated securities	5,983

Total investment income	7,455,361

Expenses
Management fee	1,319,553
Administration fees
Class A	376,779
Class B	6,464
Class C	70,332
Administrator Class	4,238
Institutional Class	7,254
Shareholder servicing fees
Class A	399,523
Class B	6,781
Class C	74,588
Administrator Class	9,293
Distribution fees
Class B	20,343
Class C	223,765
Custody and accounting fees	23,115
Professional fees	26,153
Registration fees	38,278
Shareholder report expenses	40,555
Trustees’ fees and expenses	7,170
Other fees and expenses	6,859

Total expenses	2,661,043
Less: Fee waivers and/or expense reimbursements	(134,668)

Net expenses	2,526,375

Net investment income	4,928,986

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	7,514,304
Written options	145,253

Net realized gains on investments	7,659,557

Net change in unrealized gains (losses) on:
Unaffiliated securities	(36,290,962)
Written options	322,207

Net change in unrealized gains (losses) on investments	(35,968,755)

Net realized and unrealized gains (losses) on investments	(28,309,198)

Net decrease in net assets resulting from operations	$(23,380,212)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Utility and Telecommunications Fund	Statement of changes in net assets

	Six months ended September 30, 2015 (unaudited)		Year ended March 31, 2015

Operations
Net investment income		$4,928,986		$6,560,533
Net realized gains on investments		7,659,557		23,373,912
Net change in unrealized gains (losses) on investments		(35,968,755)		(9,639,771)

Net increase (decrease) in net assets resulting from operations		(23,380,212)		20,294,674

Distributions to shareholders from
Net investment income
Class A		(3,530,828)		(6,403,863)
Class B		(31,010)		(104,423)
Class C		(431,154)		(693,137)
Administrator Class		(80,539)		(183,512)
Institutional Class		(184,984)		(306,091)

Total distributions to shareholders		(4,258,515)		(7,691,026)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	449,435	8,028,831	2,072,323	37,834,688
Class B	511	8,939	1,562	29,964
Class C	54,510	964,629	382,365	6,988,536
Administrator Class	24,527	438,967	260,834	4,786,634
Institutional Class	142,970	2,489,591	453,039	8,303,139

		11,930,957		57,942,961

Reinvestment of distributions
Class A	193,929	3,312,328	325,162	6,016,355
Class B	1,483	25,332	4,647	86,670
Class C	22,462	383,073	32,978	614,675
Administrator Class	4,440	76,036	8,290	153,428
Institutional Class	8,475	144,661	14,526	267,923

		3,941,430		7,139,051

Payment for shares redeemed
Class A	(1,795,892)	(31,961,268)	(3,436,374)	(62,486,613)
Class B	(166,717)	(2,984,811)	(363,882)	(6,686,336)
Class C	(312,053)	(5,515,766)	(387,363)	(7,054,107)
Administrator Class	(139,590)	(2,420,503)	(339,970)	(6,214,019)
Institutional Class	(200,005)	(3,463,767)	(273,028)	(4,941,344)

		(46,346,115)		(87,382,419)

Net decrease in net assets resulting from capital share transactions		(30,473,728)		(22,300,407)

Total decrease in net assets		(58,112,455)		(9,696,759)

Net assets
Beginning of period		435,067,969		444,764,728

End of period		$376,955,514		$435,067,969

Undistributed (overdistributed) net investment income		$660,699		$(9,772)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	13

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$18.23	$17.71	$15.85	$13.78	$12.59	$11.73	$10.77
Net investment income	0.23	0.29	0.36	0.36	0.28	0.14	0.29
Net realized and unrealized gains (losses) on investments	(1.24)	0.57	1.84	2.07	1.21	0.87	0.94

Total from investment operations	(1.01)	0.86	2.20	2.43	1.49	1.01	1.23
Distributions to shareholders from
Net investment income	(0.20)	(0.34)	(0.34)	(0.36)	(0.30)	(0.15)	(0.27)
Net asset value, end of period	$17.02	$18.23	$17.71	$15.85	$13.78	$12.59	$11.73
Total return[3]	(5.54)%	4.82%	14.12%	17.94%	12.01%	8.66%	11.55%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.22%	1.23%	1.20%	1.24%	1.16%
Net expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%	1.12%
Net investment income	2.53%	1.57%	2.21%	2.47%	2.11%	2.85%	2.56%
Supplemental data
Portfolio turnover rate	3%	29%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$298,985	$341,342	$350,029	$316,551	$288,228	$283,716	$281,501

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class A of Evergreen Utility and Telecommunications Fund.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
CLASS B		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$18.28	$17.75	$15.87	$13.79	$12.59	$11.72	$10.77
Net investment income	0.15 [3]	0.16 [3]	0.24 [3]	0.24 [3]	0.18 [3]	0.10 [3]	0.21 [3]
Net realized and unrealized gains (losses) on investments	(1.23)	0.55	1.85	2.09	1.22	0.87	0.93

Total from investment operations	(1.08)	0.71	2.09	2.33	1.40	0.97	1.14
Distributions to shareholders from
Net investment income	(0.12)	(0.18)	(0.21)	(0.25)	(0.20)	(0.10)	(0.19)
Net asset value, end of period	$17.08	$18.28	$17.75	$15.87	$13.79	$12.59	$11.72
Total return[4]	(5.92)%	3.98%	13.32%	17.08%	11.21%	8.32%	10.64%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.97%	1.97%	1.97%	1.95%	1.99%	1.91%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.87%
Net investment income	1.70%	0.86%	1.46%	1.70%	1.35%	2.09%	1.82%
Supplemental data
Portfolio turnover rate	3%	29%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$4,262	$7,573	$13,698	$17,240	$20,613	$24,461	$27,042

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class B of Evergreen Utility and Telecommunications Fund.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	15

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
CLASS C		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$18.25	$17.73	$15.86	$13.79	$12.59	$11.72	$10.77
Net investment income	0.15	0.15	0.24 [3]	0.23	0.18 [3]	0.11 [3]	0.21 [3]
Net realized and unrealized gains (losses) on investments	(1.23)	0.57	1.85	2.09	1.22	0.86	0.93

Total from investment operations	(1.08)	0.72	2.09	2.32	1.40	0.97	1.14
Distributions to shareholders from
Net investment income	(0.13)	(0.20)	(0.22)	(0.25)	(0.20)	(0.10)	(0.19)
Net asset value, end of period	$17.04	$18.25	$17.73	$15.86	$13.79	$12.59	$11.72
Total return[4]	(5.91)%	4.04%	13.31%	17.03%	11.23%	8.32%	10.62%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.97%	1.97%	1.98%	1.95%	1.99%	1.91%
Net expenses	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.87%
Net investment income	1.78%	0.82%	1.46%	1.71%	1.36%	2.10%	1.83%
Supplemental data
Portfolio turnover rate	3%	29%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$55,400	$63,632	$61,329	$57,431	$58,555	$60,655	$64,942

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class C of Evergreen Utility and Telecommunications Fund.

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Utility and Telecommunications Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$18.25	$17.73	$15.86	$13.79	$12.59	$11.74	$11.10
Net investment income	0.25	0.33	0.40	0.39	0.30 [3]	0.12 [3]	0.06
Net realized and unrealized gains (losses) on investments	(1.26)	0.56	1.84	2.07	1.23	0.89	0.63

Total from investment operations	(1.01)	0.89	2.24	2.46	1.53	1.01	0.69
Distributions to shareholders from
Net investment income	(0.21)	(0.37)	(0.37)	(0.39)	(0.33)	(0.16)	(0.05)
Net asset value, end of period	$17.03	$18.25	$17.73	$15.86	$13.79	$12.59	$11.74
Total return[4]	(5.51)%	5.01%	14.41%	18.16%	12.32%	8.70%	6.22%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.06%	1.04%	1.04%	1.01%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.94%	0.95%	0.95%
Net investment income	2.68%	1.79%	2.38%	2.66%	2.32%	2.37%	2.23%
Supplemental data
Portfolio turnover rate	3%	29%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$5,924	$8,365	$9,383	$5,803	$4,945	$3,904	$11

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Utility and Telecommunications Fund	17

(For a share outstanding throughout each period)

	Six months ended September 30, 2015 (unaudited)	Year ended March 31					Year ended October 31, 2010[2]
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$18.23	$17.74	$15.87	$13.80	$12.61	$11.74	$10.78
Net investment income	0.26 [3]	0.35 [3]	0.42	0.46	0.33	0.16	0.31 [3]
Net realized and unrealized gains (losses) on investments	(1.25)	0.54	1.85	2.03	1.21	0.87	0.95

Total from investment operations	(0.99)	0.89	2.27	2.49	1.54	1.03	1.26
Distributions to shareholders from
Net investment income	(0.23)	(0.40)	(0.40)	(0.42)	(0.35)	(0.16)	(0.30)
Net asset value, end of period	$17.01	$18.23	$17.74	$15.87	$13.80	$12.61	$11.74
Total return[4]	(5.42)%	5.02%	14.58%	18.34%	12.42%	8.85%	11.75%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.79%	0.79%	0.80%	0.77%	0.81%	0.86%
Net expenses	0.78%	0.78%	0.78%	0.78%	0.77%	0.78%	0.84%
Net investment income	2.89%	1.89%	2.56%	2.97%	2.50%	3.22%	2.73%
Supplemental data
Portfolio turnover rate	3%	29%	20%	21%	36%	8%	51%
Net assets, end of period (000s omitted)	$12,385	$14,156	$10,325	$8,317	$6,918	$6,909	$7,123

[1]	For the five months ended March 31, 2011. The Fund changed its fiscal year end from October 31 to March 31, effective March 31, 2011.

[2]	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Utility and Telecommunications Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 19, 2010 is that of Class I of Evergreen Utility and Telecommunications Fund.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

Non-listed OTC options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2015, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	19

valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

20	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of March 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $23,415,460 expiring in 2017.

As of March 31, 2015, the Fund had $1,241,098 of current year deferred post-October capital losses which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	21
■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$12,803,688	$0	$0	$12,803,688
Energy	24,772,926	0	0	24,772,926
Financials	36,285,112	0	0	36,285,112
Industrials	3,443,300	0	0	3,443,300
Information technology	27,153,712	3,219,441	0	30,373,153
Telecommunications services	23,151,250	0	0	23,151,250
Utilities	220,762,984	2,567,940	0	223,330,924

Convertible debentures	0	762,500	0	762,500

Exchange-traded funds	470,205	0	0	470,205

Preferred stocks
Financials	0	9,500,000	0	9,500,000

Purchased put options	0	2,643,079	0	2,643,079

Warrants
Energy	0	456,320	0	456,320

Short-term investments
Investment companies	7,887,500	7,021,603	0	14,909,103
Total assets	$356,730,677	$26,170,883	$0	$382,901,560
Liabilities

Written options	$0	$611	$0	$611
Total liabilities	$0	$611	$0	$611

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At September 30, 2015, fair value pricing was used in pricing certain foreign securities and securities valued at $5,787,381 were transferred from Level 1 to Level 2 within the fair value hierarchy. In addition, previously broker quoted preferred stocks with a market value of $9,500,000 were transferred from Level 3 to Level 2 due to a change in valuation which is based on the underlying common stock.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.65% and declining to 0.48% as the average daily net assets of the Fund increase.

22	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.60% and declined to 0.45% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For financial statement purposes, the advisory fee and fund-level administration fee for the six months ended September 30, 2015 have been included in management fee on the Statement of Operations.

For the six months ended September 30, 2015, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Crow Point Partners, LLC is the subadviser of the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

	Class-level administration fee
	Current rate	Rate prior to July 1, 2015
Class A, Class B, Class C	0.21%	0.26%
Administrator Class	0.13	0.10
Institutional Class	0.13	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.14% for Class A shares, 1.89% for Class B shares, 1.89% for Class C shares, 0.95% for Administrator Class shares, and 0.78% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the six months ended September 30, 2015, Funds Distributor received $5,592 from the sale of Class A shares and $271 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2015 were $11,762,391 and $45,063,889, respectively

Notes to financial statements (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	23

6. DERIVATIVE TRANSACTIONS

During the six months ended September 30, 2015, the Fund entered into written options for economic hedging purposes.

During the six months ended September 30, 2015, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at March 31, 2015	0	$0	0	$0
Options written	2,000	430,424	369	49,238
Options expired	0	0	(369)	(49,238)
Options closed	(500)	(107,606)	0	0
Options exercised	0	0	0	0
Options outstanding at September 30, 2015	1,500	$322,818	0	$0

Open call options written at September 30, 2015 were as follows:

Expiration date	Counterparty	Number of contracts	Strike price	Value
11-20-2015	The William Companies Incorporated	1,500	$62.50	$(611)

The Fund had an average of 1,074 written option contracts during the six months ended September 30, 2015. During the six months ended September 30, 2015, the Fund had an average of 1,082 purchased options contracts.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity contracts	Investments in unaffiliated securities, at value	$2,643,079	*	Payable for written options	$611

*	Amount relates to purchased options

The effect of derivative instruments on the Statement of Operations for the six months ended September 30, 2015 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives			Change in unrealized gains (losses) on derivatives
	Unaffiliated securities		Written options	Unaffiliated securities		Written options
Equity contracts	$0	**	$145,253	$2,252,723	**	$322,207

**	Amount relates to purchased options

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets

24	Wells Fargo Advantage Utility and Telecommunications Fund	Notes to financial statements (unaudited)

and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Written options	The Williams Companies Incorporated	$611	$0	$(611)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund. For the six months ended September 30, 2015, the Fund paid $322 in commitment fees.

For the six months ended September 30, 2015, there were no borrowings by the Fund under the agreement.

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in utility and telecommunications companies and, therefore, may be more affected by changes in the utility and telecommunications sectors than would be a fund whose investments are not heavily weighted in any sector.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargoadvantagefunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust; Harding Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Utility and Telecommunications Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Crow Point Partners, LLC (the “Sub-Adviser”). The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage Utility and Telecommunications Fund	29

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review except the first quarter of 2015 and the one-year period. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the S&P Utilities Index, for all periods under review except the one- and five-year periods.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to investment decisions and market factors that affected the Fund’s performance, and of longer term outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for the Fund were lower than or in range of the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those

30	Wells Fargo Advantage Utility and Telecommunications Fund	Other information (unaudited)

of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Utility and Telecommunications Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

237489 11-15 SA318/SAR318 09-15

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of investments for each series is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not applicable.

(a) (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 24, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	November 24, 2015